2025 Annual Report
RiverSource of New York Variable Annuity Account
This wrapper contains financial statements provided for owners of:
• RiverSource® Retirement Advisor Advantage Variable Annuity
• RiverSource® Retirement Advisor Select Variable Annuity
• RiverSource® Retirement Advisor Variable Annuity
• RiverSource® Flexible Portfolio Annuity
This Annual Report contains financial information for all the subaccounts of RiverSource of New York Variable Annuity Account. Not all subaccounts of RiverSource of New York Variable Annuity Account apply to your specific contract.

Issued by:  RiverSource Life Insurance Co. of New York
ANN9124_12_E01_(05/26)

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND
THE CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the investee mutual funds and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 24, 2026
We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.
RiverSource of New York Variable Annuity Account ■ 3

Statement of Assets and Liabilities

December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value	$502,779	$4,059,141	$13,927,800	$4,405,488	$681,636
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	98	169	19,104	—	93
Receivable for share redemptions	574	3,329	13,721	4,227	583
Total assets	503,451	4,062,639	13,960,625	4,409,715	682,312

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	574	3,194	13,721	3,579	583
Contract terminations	—	135	—	648	—
Payable for investments purchased	98	169	19,104	—	93
Total liabilities	672	3,498	32,825	4,227	676
Net assets applicable to contracts in accumulation period	500,857	4,041,079	13,921,281	4,383,318	679,861
Net assets applicable to contracts in payment period	—	18,062	607	20,022	—
Net assets applicable to seed money	1,922	—	5,912	2,148	1,775
Total net assets	$502,779	$4,059,141	$13,927,800	$4,405,488	$681,636
Investment shares	46,425	194,964	170,935	142,804	22,526
Investments, at cost	$487,891	$2,906,323	$11,760,030	$3,821,103	$665,853

December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Assets
Investments, at fair value	$2,424,066	$2,762,062	$3,838,302	$2,066,299	$676,637
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	140	10	483	28	—
Receivable for share redemptions	1,811	2,305	3,360	1,928	654
Total assets	2,426,017	2,764,377	3,842,145	2,068,255	677,291

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,811	2,305	3,360	1,928	654
Contract terminations	—	—	—	—	—
Payable for investments purchased	140	10	483	28	—
Total liabilities	1,951	2,315	3,843	1,956	654
Net assets applicable to contracts in accumulation period	2,424,066	2,677,290	3,836,458	2,063,098	675,661
Net assets applicable to contracts in payment period	—	81,513	—	—	—
Net assets applicable to seed money	—	3,259	1,844	3,201	976
Total net assets	$2,424,066	$2,762,062	$3,838,302	$2,066,299	$676,637
Investment shares	121,203	107,473	399,823	164,383	65,502
Investments, at cost	$2,122,284	$2,567,639	$3,927,379	$1,734,292	$655,217
See accompanying notes to financial statements.
 4 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value	$7,993,707	$94,199	$642,912	$2,369,037	$488,072
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	230	—	27	158	279
Receivable for share redemptions	7,292	89	575	1,729	392
Total assets	8,001,229	94,288	643,514	2,370,924	488,743

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,292	89	575	1,729	392
Contract terminations	—	—	—	—	—
Payable for investments purchased	230	—	27	158	279
Total liabilities	7,522	89	602	1,887	671
Net assets applicable to contracts in accumulation period	7,922,855	90,464	641,873	2,368,858	487,643
Net assets applicable to contracts in payment period	69,692	—	—	—	—
Net assets applicable to seed money	1,160	3,735	1,039	179	429
Total net assets	$7,993,707	$94,199	$642,912	$2,369,037	$488,072
Investment shares	599,228	1,649	228,794	831,241	17,308
Investments, at cost	$8,582,474	$69,869	$558,983	$1,839,181	$455,200

December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Assets
Investments, at fair value	$7,343,217	$4,326,186	$24,045,303	$49,067,425	$785,219
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	313	535	37,771	5,599	18
Receivable for share redemptions	6,547	3,419	23,337	63,466	763
Total assets	7,350,077	4,330,140	24,106,411	49,136,490	786,000

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,880	3,419	23,337	48,036	763
Contract terminations	667	—	—	15,430	—
Payable for investments purchased	313	535	37,771	5,599	18
Total liabilities	6,860	3,954	61,108	69,065	781
Net assets applicable to contracts in accumulation period	7,308,679	4,313,743	24,045,102	48,939,495	782,753
Net assets applicable to contracts in payment period	33,891	11,707	—	127,471	—
Net assets applicable to seed money	647	736	201	459	2,466
Total net assets	$7,343,217	$4,326,186	$24,045,303	$49,067,425	$785,219
Investment shares	461,838	211,653	443,804	891,973	196,305
Investments, at cost	$9,113,886	$5,091,401	$18,597,276	$27,576,782	$860,759
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 5

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value	$8,459,634	$1,387,115	$2,215,291	$3,942,543	$21,181,058
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	347	—	80	53	109
Receivable for share redemptions	28,876	1,379	2,001	3,915	21,032
Total assets	8,488,857	1,388,494	2,217,372	3,946,511	21,202,199

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,098	1,379	1,966	3,915	20,917
Contract terminations	20,778	—	35	—	115
Payable for investments purchased	347	—	80	53	109
Total liabilities	29,223	1,379	2,081	3,968	21,141
Net assets applicable to contracts in accumulation period	8,459,026	1,385,940	2,206,982	3,941,330	21,111,338
Net assets applicable to contracts in payment period	—	—	8,206	—	69,232
Net assets applicable to seed money	608	1,175	103	1,213	488
Total net assets	$8,459,634	$1,387,115	$2,215,291	$3,942,543	$21,181,058
Investment shares	137,734	180,614	285,108	31,657	166,911
Investments, at cost	$4,902,437	$1,454,825	$2,641,871	$2,516,528	$4,601,495

December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Assets
Investments, at fair value	$8,452,724	$20,615,988	$2,558,578	$4,127,943	$1,160,157
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	197	8,018	150	274	2
Receivable for share redemptions	32,559	23,295	2,390	4,087	1,102
Total assets	8,485,480	20,647,301	2,561,118	4,132,304	1,161,261

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,395	18,200	2,390	3,839	1,064
Contract terminations	24,164	5,095	—	248	38
Payable for investments purchased	197	8,018	150	274	2
Total liabilities	32,756	31,313	2,540	4,361	1,104
Net assets applicable to contracts in accumulation period	8,452,142	20,385,889	2,557,158	4,073,865	1,158,979
Net assets applicable to contracts in payment period	—	230,099	—	54,078	—
Net assets applicable to seed money	582	—	1,420	—	1,178
Total net assets	$8,452,724	$20,615,988	$2,558,578	$4,127,943	$1,160,157
Investment shares	167,646	400,933	194,865	310,372	136,650
Investments, at cost	$5,918,078	$6,503,193	$2,693,759	$3,927,926	$1,223,426
See accompanying notes to financial statements.
 6 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Assets
Investments, at fair value	$17,617,772	$8,299,521	$7,083,609	$5,116,674	$4,127,758
Dividends receivable	1,520	744	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,627	145	9,560	47	1,151
Receivable for share redemptions	17,784	7,115	6,666	4,691	3,840
Total assets	17,638,703	8,307,525	7,099,835	5,121,412	4,132,749

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	17,785	7,074	6,666	4,680	3,840
Contract terminations	—	40	—	11	—
Payable for investments purchased	1,627	145	9,560	47	1,151
Total liabilities	19,412	7,259	16,226	4,738	4,991
Net assets applicable to contracts in accumulation period	17,591,413	8,272,533	7,082,634	5,075,783	4,126,234
Net assets applicable to contracts in payment period	—	27,733	—	40,889	—
Net assets applicable to seed money	27,878	—	975	2	1,524
Total net assets	$17,619,291	$8,300,266	$7,083,609	$5,116,674	$4,127,758
Investment shares	17,617,772	8,299,521	1,140,678	816,056	615,165
Investments, at cost	$17,617,770	$8,299,478	$7,081,247	$5,292,206	$4,204,248

December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value	$4,170,498	$8,022,306	$10,259,666	$10,527,949	$4,835,395
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	17	666	179	2,412	134
Receivable for share redemptions	4,960	7,594	9,988	10,576	3,817
Total assets	4,175,475	8,030,566	10,269,833	10,540,937	4,839,346

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,618	7,594	9,153	10,576	3,817
Contract terminations	1,342	—	835	—	—
Payable for investments purchased	17	666	179	2,412	134
Total liabilities	4,977	8,260	10,167	12,988	3,951
Net assets applicable to contracts in accumulation period	4,156,814	8,021,402	10,220,677	10,527,216	4,834,898
Net assets applicable to contracts in payment period	13,684	—	38,988	—	—
Net assets applicable to seed money	—	904	1	733	497
Total net assets	$4,170,498	$8,022,306	$10,259,666	$10,527,949	$4,835,395
Investment shares	610,615	937,185	1,190,217	192,573	86,640
Investments, at cost	$4,595,405	$8,655,707	$11,854,024	$6,279,136	$1,234,285
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 7

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Assets
Investments, at fair value	$52,965,336	$87,185,763	$3,874,998	$1,243,561	$3,274,561
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	27,926	19,584	4	4	9,618
Receivable for share redemptions	49,060	85,352	3,557	1,138	3,271
Total assets	53,042,322	87,290,699	3,878,559	1,244,703	3,287,450

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	49,060	79,686	3,557	1,138	3,271
Contract terminations	—	5,666	—	—	—
Payable for investments purchased	27,926	19,584	4	4	9,618
Total liabilities	76,986	104,936	3,561	1,142	12,889
Net assets applicable to contracts in accumulation period	52,965,219	87,185,220	3,874,052	1,242,504	3,272,584
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	117	543	946	1,057	1,977
Total net assets	$52,965,336	$87,185,763	$3,874,998	$1,243,561	$3,274,561
Investment shares	927,752	1,499,067	409,619	175,644	185,003
Investments, at cost	$39,155,176	$40,599,417	$3,905,671	$1,515,869	$2,653,583

December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value	$3,935,747	$3,071,324	$830,354	$5,559,000	$1,032,274
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	50	98	197	377	—
Receivable for share redemptions	4,201	2,945	885	22,231	1,115
Total assets	3,939,998	3,074,367	831,436	5,581,608	1,033,389

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,776	2,945	885	5,237	906
Contract terminations	425	—	—	16,994	209
Payable for investments purchased	50	98	197	377	—
Total liabilities	4,251	3,043	1,082	22,608	1,115
Net assets applicable to contracts in accumulation period	3,911,104	3,068,933	829,859	5,558,379	1,031,623
Net assets applicable to contracts in payment period	24,643	—	—	—	—
Net assets applicable to seed money	—	2,391	495	621	651
Total net assets	$3,935,747	$3,071,324	$830,354	$5,559,000	$1,032,274
Investment shares	220,861	90,413	31,501	103,059	18,793
Investments, at cost	$2,849,212	$2,391,791	$644,034	$3,570,880	$564,555
See accompanying notes to financial statements.
 8 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value	$3,478,787	$4,497,650	$3,239,490	$1,435,160	$1,233,309
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	290	7	332	11	10
Receivable for share redemptions	3,386	4,479	3,043	1,241	1,131
Total assets	3,482,463	4,502,136	3,242,865	1,436,412	1,234,450

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,386	4,479	3,043	1,231	1,131
Contract terminations	—	—	—	10	—
Payable for investments purchased	290	7	332	11	10
Total liabilities	3,676	4,486	3,375	1,252	1,141
Net assets applicable to contracts in accumulation period	3,478,140	4,458,802	3,238,608	1,435,079	1,232,649
Net assets applicable to contracts in payment period	—	38,174	—	—	—
Net assets applicable to seed money	647	674	882	81	660
Total net assets	$3,478,787	$4,497,650	$3,239,490	$1,435,160	$1,233,309
Investment shares	55,911	70,941	70,979	30,884	30,580
Investments, at cost	$2,584,232	$1,575,960	$2,475,897	$496,378	$917,307

December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value	$1,406,702	$305,670	$5,089,061	$1,357,011	$1,704,242
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	29	—	259	—	80
Receivable for share redemptions	1,099	283	5,056	1,251	1,367
Total assets	1,407,830	305,953	5,094,376	1,358,262	1,705,689

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,099	283	5,056	1,251	1,367
Contract terminations	—	—	—	—	—
Payable for investments purchased	29	—	259	—	80
Total liabilities	1,128	283	5,315	1,251	1,447
Net assets applicable to contracts in accumulation period	1,405,327	304,331	5,087,914	1,355,610	1,704,164
Net assets applicable to contracts in payment period	1,134	—	—	—	—
Net assets applicable to seed money	241	1,339	1,147	1,401	78
Total net assets	$1,406,702	$305,670	$5,089,061	$1,357,011	$1,704,242
Investment shares	34,193	24,572	1,360,711	145,446	182,077
Investments, at cost	$640,471	$305,866	$5,249,502	$1,316,507	$1,856,454
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 9

Statement of Assets and Liabilities

December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Assets
Investments, at fair value	$412,211	$1,693,634	$1,102,923	$2,035,661	$930,065
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	144	—	—	118	203
Receivable for share redemptions	334	1,675	1,066	2,501	4,352
Total assets	412,689	1,695,309	1,103,989	2,038,280	934,620

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	334	1,675	1,066	1,714	909
Contract terminations	—	—	—	787	3,443
Payable for investments purchased	144	—	—	118	203
Total liabilities	478	1,675	1,066	2,619	4,555
Net assets applicable to contracts in accumulation period	412,211	1,692,402	1,101,806	2,035,523	928,556
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,232	1,117	138	1,509
Total net assets	$412,211	$1,693,634	$1,102,923	$2,035,661	$930,065
Investment shares	20,714	182,701	258,902	467,968	146,698
Investments, at cost	$551,314	$1,844,356	$1,370,290	$2,772,458	$1,109,495

December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Assets
Investments, at fair value	$4,857,383	$3,598,260	$3,678,201	$2,636,663	$6,816,080
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	326	105	642	3,593	4,094
Receivable for share redemptions	4,074	3,450	19,699	2,564	6,335
Total assets	4,861,783	3,601,815	3,698,542	2,642,820	6,826,509

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,074	3,450	3,603	2,564	6,335
Contract terminations	—	—	16,096	—	—
Payable for investments purchased	326	105	642	3,593	4,094
Total liabilities	4,400	3,555	20,341	6,157	10,429
Net assets applicable to contracts in accumulation period	4,857,344	3,596,165	3,656,104	2,635,653	6,796,326
Net assets applicable to contracts in payment period	—	—	21,519	—	19,154
Net assets applicable to seed money	39	2,095	578	1,010	600
Total net assets	$4,857,383	$3,598,260	$3,678,201	$2,636,663	$6,816,080
Investment shares	59,585	45,879	86,627	284,737	136,458
Investments, at cost	$1,481,904	$2,390,706	$2,501,341	$2,735,689	$4,913,343
See accompanying notes to financial statements.
 10 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Assets
Investments, at fair value	$774,112	$8,296,277	$1,120,713	$1,432,802	$1,191,415
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1	940	397	227	—
Receivable for share redemptions	672	17,586	1,052	1,324	1,154
Total assets	774,785	8,314,803	1,122,162	1,434,353	1,192,569

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	672	8,027	1,052	1,324	1,154
Contract terminations	—	9,559	—	—	—
Payable for investments purchased	1	940	397	227	—
Total liabilities	673	18,526	1,449	1,551	1,154
Net assets applicable to contracts in accumulation period	773,503	8,295,548	1,119,948	1,431,576	1,185,286
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	609	729	765	1,226	6,129
Total net assets	$774,112	$8,296,277	$1,120,713	$1,432,802	$1,191,415
Investment shares	15,194	167,500	20,121	21,527	9,851
Investments, at cost	$433,763	$5,738,857	$599,107	$963,285	$985,637

December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value	$8,924,825	$1,440,930	$1,414,938	$5,548,238	$57,188,445
Dividends receivable	—	—	—	29,573	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,540	15	8,072	2,746	3,216
Receivable for share redemptions	8,602	1,426	1,456	4,911	76,152
Total assets	8,936,967	1,442,371	1,424,466	5,585,468	57,267,813

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,602	1,426	1,456	4,911	52,725
Contract terminations	—	—	—	—	23,427
Payable for investments purchased	3,540	15	8,072	32,319	3,216
Total liabilities	12,142	1,441	9,528	37,230	79,368
Net assets applicable to contracts in accumulation period	8,918,380	1,436,948	1,413,729	5,527,279	57,175,014
Net assets applicable to contracts in payment period	—	—	—	4,202	9,826
Net assets applicable to seed money	6,445	3,982	1,209	16,757	3,605
Total net assets	$8,924,825	$1,440,930	$1,414,938	$5,548,238	$57,188,445
Investment shares	46,559	16,170	103,280	662,872	1,005,776
Investments, at cost	$6,880,437	$1,307,235	$1,359,438	$5,806,934	$46,514,434
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 11

Statement of Assets and Liabilities

December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Assets
Investments, at fair value	$140,694	$500,773	$1,110,691	$9,565,752	$1,872,417
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	194	190
Receivable for share redemptions	150	451	905	8,175	1,677
Total assets	140,844	501,224	1,111,596	9,574,121	1,874,284

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	150	451	905	8,175	1,677
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	194	190
Total liabilities	150	451	905	8,369	1,867
Net assets applicable to contracts in accumulation period	139,203	499,583	1,110,691	9,313,682	1,869,762
Net assets applicable to contracts in payment period	—	—	—	250,094	—
Net assets applicable to seed money	1,491	1,190	—	1,976	2,655
Total net assets	$140,694	$500,773	$1,110,691	$9,565,752	$1,872,417
Investment shares	8,877	18,479	33,821	299,023	19,423
Investments, at cost	$98,416	$462,767	$752,802	$6,724,314	$1,284,471

December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value	$741,286	$2,618,556	$1,804,160	$25,963,802	$179,766
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	55	1,659	10	7,685	—
Receivable for share redemptions	666	2,399	1,456	24,051	139
Total assets	742,007	2,622,614	1,805,626	25,995,538	179,905

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	666	2,399	1,456	22,970	139
Contract terminations	—	—	—	1,081	—
Payable for investments purchased	55	1,659	10	7,685	—
Total liabilities	721	4,058	1,466	31,736	139
Net assets applicable to contracts in accumulation period	740,211	2,617,764	1,804,160	25,913,619	179,766
Net assets applicable to contracts in payment period	—	—	—	48,152	—
Net assets applicable to seed money	1,075	792	—	2,031	—
Total net assets	$741,286	$2,618,556	$1,804,160	$25,963,802	$179,766
Investment shares	28,239	238,702	49,039	738,237	6,580
Investments, at cost	$654,359	$2,578,398	$1,609,681	$25,171,579	$139,916
See accompanying notes to financial statements.
 12 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Assets
Investments, at fair value	$2,589,312	$12,973,404	$1,823,711	$3,791,034	$1,220,417
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	165	3,252	419	15	—
Receivable for share redemptions	2,139	31,572	1,726	3,813	1,190
Total assets	2,591,616	13,008,228	1,825,856	3,794,862	1,221,607

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,139	12,051	1,442	3,813	1,190
Contract terminations	—	19,521	284	—	—
Payable for investments purchased	165	3,252	419	15	—
Total liabilities	2,304	34,824	2,145	3,828	1,190
Net assets applicable to contracts in accumulation period	2,563,786	12,952,618	1,765,538	3,789,641	1,219,790
Net assets applicable to contracts in payment period	25,227	19,759	58,173	—	—
Net assets applicable to seed money	299	1,027	—	1,393	627
Total net assets	$2,589,312	$12,973,404	$1,823,711	$3,791,034	$1,220,417
Investment shares	95,476	1,171,943	139,641	250,068	77,635
Investments, at cost	$2,125,961	$12,865,122	$2,125,015	$3,701,249	$1,160,279

December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value	$138,985	$6,205,471	$6,393,107	$809,779	$6,130,732
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	202	641	—	596
Receivable for share redemptions	131	5,740	14,363	848	6,565
Total assets	139,116	6,211,413	6,408,111	810,627	6,137,893

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	131	5,630	5,682	848	4,905
Contract terminations	—	110	8,681	—	1,660
Payable for investments purchased	—	202	641	—	596
Total liabilities	131	5,942	15,004	848	7,161
Net assets applicable to contracts in accumulation period	137,267	6,203,871	6,373,871	808,664	6,063,301
Net assets applicable to contracts in payment period	—	—	16,982	—	67,431
Net assets applicable to seed money	1,718	1,600	2,254	1,115	—
Total net assets	$138,985	$6,205,471	$6,393,107	$809,779	$6,130,732
Investment shares	6,998	385,433	460,931	55,502	376,349
Investments, at cost	$136,880	$6,432,357	$6,589,974	$760,764	$5,954,961
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 13

Statement of Assets and Liabilities

December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value	$141,658	$310,115	$3,779,323	$272,671	$1,712,782
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	15	—	—	1,606
Receivable for share redemptions	110	277	3,434	211	1,430
Total assets	141,768	310,407	3,782,757	272,882	1,715,818

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	110	277	3,034	211	1,430
Contract terminations	—	—	400	—	—
Payable for investments purchased	—	15	—	—	1,606
Total liabilities	110	292	3,434	211	3,036
Net assets applicable to contracts in accumulation period	141,658	308,933	3,757,654	272,671	1,709,809
Net assets applicable to contracts in payment period	—	—	21,381	—	—
Net assets applicable to seed money	—	1,182	288	—	2,973
Total net assets	$141,658	$310,115	$3,779,323	$272,671	$1,712,782
Investment shares	9,920	22,072	173,443	3,366	23,805
Investments, at cost	$125,600	$277,402	$3,138,364	$187,382	$1,265,958

December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value	$1,551,625	$4,155,477	$6,797,848	$720,552	$730,087
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	694	3,782	137	—	42
Receivable for share redemptions	1,583	4,046	7,736	712	538
Total assets	1,553,902	4,163,305	6,805,721	721,264	730,667

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,583	3,487	7,736	712	538
Contract terminations	—	559	—	—	—
Payable for investments purchased	694	3,782	137	—	42
Total liabilities	2,277	7,828	7,873	712	580
Net assets applicable to contracts in accumulation period	1,550,127	4,154,190	6,776,266	719,756	730,087
Net assets applicable to contracts in payment period	—	—	21,582	—	—
Net assets applicable to seed money	1,498	1,287	—	796	—
Total net assets	$1,551,625	$4,155,477	$6,797,848	$720,552	$730,087
Investment shares	184,717	195,184	188,672	124,879	9,707
Investments, at cost	$1,732,245	$3,315,157	$5,439,338	$705,254	$728,080
See accompanying notes to financial statements.
 14 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Assets
Investments, at fair value	$338,435	$356,704	$349,577	$1,314,929	$5,874,065
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	108	—	15	5	105
Receivable for share redemptions	295	278	300	4,107	5,140
Total assets	338,838	356,982	349,892	1,319,041	5,879,310

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	295	278	300	1,073	5,020
Contract terminations	—	—	—	3,034	120
Payable for investments purchased	108	—	15	5	105
Total liabilities	403	278	315	4,112	5,245
Net assets applicable to contracts in accumulation period	328,831	356,704	349,577	1,304,563	5,873,252
Net assets applicable to contracts in payment period	8,383	—	—	9,920	—
Net assets applicable to seed money	1,221	—	—	446	813
Total net assets	$338,435	$356,704	$349,577	$1,314,929	$5,874,065
Investment shares	5,337	13,104	13,000	37,155	1,244,505
Investments, at cost	$356,599	$310,962	$302,975	$1,210,388	$6,271,646

December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value	$7,720,968	$824,864	$167,012	$7,097,567	$1,351,286
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	738	25	—	5,400	22
Receivable for share redemptions	7,760	1,115	147	7,040	1,012
Total assets	7,729,466	826,004	167,159	7,110,007	1,352,320

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,122	710	147	6,806	1,012
Contract terminations	638	405	—	234	—
Payable for investments purchased	738	25	—	5,400	22
Total liabilities	8,498	1,140	147	12,440	1,034
Net assets applicable to contracts in accumulation period	7,717,092	824,268	157,056	7,095,052	1,351,286
Net assets applicable to contracts in payment period	—	439	9,449	—	—
Net assets applicable to seed money	3,876	157	507	2,515	—
Total net assets	$7,720,968	$824,864	$167,012	$7,097,567	$1,351,286
Investment shares	212,699	30,337	7,786	256,137	52,600
Investments, at cost	$7,865,047	$777,458	$170,288	$6,408,672	$1,063,187
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 15

Statement of Assets and Liabilities

December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Assets
Investments, at fair value	$1,721,129	$2,158,335	$20,465,853	$496,391	$5,016,277
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	20	34,533	—	36,892
Receivable for share redemptions	1,530	1,798	20,951	386	5,095
Total assets	1,722,659	2,160,153	20,521,337	496,777	5,058,264

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,530	1,798	20,951	386	5,095
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	20	34,533	—	36,892
Total liabilities	1,530	1,818	55,484	386	41,987
Net assets applicable to contracts in accumulation period	1,719,608	2,157,139	20,463,108	496,391	5,015,404
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,521	1,196	2,745	—	873
Total net assets	$1,721,129	$2,158,335	$20,465,853	$496,391	$5,016,277
Investment shares	80,880	90,156	344,080	6,767	450,294
Investments, at cost	$1,548,418	$1,416,822	$16,025,787	$376,663	$5,153,803

December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value	$3,409,270	$1,485,591	$3,404,003	$698,140	$339,850
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	55	279	—	—
Receivable for share redemptions	3,639	1,226	3,173	2,985	312
Total assets	3,412,909	1,486,872	3,407,455	701,125	340,162

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,639	1,226	3,173	664	312
Contract terminations	—	—	—	2,321	—
Payable for investments purchased	—	55	279	—	—
Total liabilities	3,639	1,281	3,452	2,985	312
Net assets applicable to contracts in accumulation period	3,406,296	1,483,472	3,397,850	696,333	337,794
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,974	2,119	6,153	1,807	2,056
Total net assets	$3,409,270	$1,485,591	$3,404,003	$698,140	$339,850
Investment shares	65,727	28,019	55,585	23,365	23,454
Investments, at cost	$3,115,213	$1,095,995	$2,107,199	$559,958	$298,314
See accompanying notes to financial statements.
 16 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Assets
Investments, at fair value	$1,188,742	$885,832	$804,645	$165,588	$2,660,563
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	5	—	736
Receivable for share redemptions	1,149	811	648	137	2,413
Total assets	1,189,891	886,643	805,298	165,725	2,663,712

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,149	811	648	137	2,413
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	5	—	736
Total liabilities	1,149	811	653	137	3,149
Net assets applicable to contracts in accumulation period	1,187,987	884,915	800,362	165,588	2,650,639
Net assets applicable to contracts in payment period	—	—	3,212	—	8,964
Net assets applicable to seed money	755	917	1,071	—	960
Total net assets	$1,188,742	$885,832	$804,645	$165,588	$2,660,563
Investment shares	112,040	66,805	65,787	13,523	137,178
Investments, at cost	$1,192,277	$889,952	$653,266	$125,400	$2,617,381

December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Assets
Investments, at fair value	$2,829,352	$12,125,624	$506,294	$358,304	$169,797
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	9	16,465	—	35	—
Receivable for share redemptions	2,441	19,097	394	330	156
Total assets	2,831,802	12,161,186	506,688	358,669	169,953

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,441	11,308	394	330	156
Contract terminations	—	7,789	—	—	—
Payable for investments purchased	9	16,465	—	35	—
Total liabilities	2,450	35,562	394	365	156
Net assets applicable to contracts in accumulation period	2,819,478	12,086,862	506,294	356,035	168,750
Net assets applicable to contracts in payment period	9,263	37,290	—	—	—
Net assets applicable to seed money	611	1,472	—	2,269	1,047
Total net assets	$2,829,352	$12,125,624	$506,294	$358,304	$169,797
Investment shares	94,428	937,283	39,190	7,407	10,912
Investments, at cost	$2,069,666	$10,103,935	$364,814	$280,027	$169,294
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 17

Statement of Assets and Liabilities

December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value	$618,698	$3,265,467	$1,262,082	$192,008	$5,747,496
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	33	165	140	—	59
Receivable for share redemptions	589	2,715	1,018	188	5,334
Total assets	619,320	3,268,347	1,263,240	192,196	5,752,889

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	589	2,715	1,018	188	5,334
Contract terminations	—	—	—	—	—
Payable for investments purchased	33	165	140	—	59
Total liabilities	622	2,880	1,158	188	5,393
Net assets applicable to contracts in accumulation period	617,543	3,265,258	1,261,997	190,745	5,745,123
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,155	209	85	1,263	2,373
Total net assets	$618,698	$3,265,467	$1,262,082	$192,008	$5,747,496
Investment shares	35,153	149,313	104,304	9,473	156,097
Investments, at cost	$553,768	$3,015,558	$1,429,338	$164,548	$5,066,731

December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Assets
Investments, at fair value	$5,455,968	$1,193,949	$570,393	$316,201	$154,156
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,773	—	—	318	—
Receivable for share redemptions	5,245	1,149	517	295	134
Total assets	5,463,986	1,195,098	570,910	316,814	154,290

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,245	1,149	517	295	134
Contract terminations	—	—	—	—	—
Payable for investments purchased	2,773	—	—	318	—
Total liabilities	8,018	1,149	517	613	134
Net assets applicable to contracts in accumulation period	5,452,967	1,189,297	568,511	315,110	152,689
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	3,001	4,652	1,882	1,091	1,467
Total net assets	$5,455,968	$1,193,949	$570,393	$316,201	$154,156
Investment shares	848,518	27,883	57,039	56,364	7,930
Investments, at cost	$6,532,875	$828,924	$546,283	$305,496	$134,701
See accompanying notes to financial statements.
 18 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value	$2,610,604	$267,174	$9,216,723	$1,486,885	$428,806
Dividends receivable	—	—	31,779	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	10	—	—	36	41
Receivable for share redemptions	2,355	258	8,490	1,359	329
Total assets	2,612,969	267,432	9,256,992	1,488,280	429,176

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,291	258	8,490	1,359	329
Contract terminations	64	—	—	—	—
Payable for investments purchased	10	—	31,779	36	41
Total liabilities	2,365	258	40,269	1,395	370
Net assets applicable to contracts in accumulation period	2,609,100	264,856	9,193,171	1,485,968	424,423
Net assets applicable to contracts in payment period	—	—	—	—	3,964
Net assets applicable to seed money	1,504	2,318	23,552	917	419
Total net assets	$2,610,604	$267,174	$9,216,723	$1,486,885	$428,806
Investment shares	267,480	22,777	975,315	88,452	21,646
Investments, at cost	$2,724,154	$252,528	$9,712,898	$1,373,646	$295,674

December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Assets
Investments, at fair value	$202,409	$1,876,356	$25,455	$7,545,710	$651,677
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	80	—	102	59
Receivable for share redemptions	196	1,843	26	8,556	496
Total assets	202,605	1,878,279	25,481	7,554,368	652,232

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	196	1,843	26	8,556	496
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	80	—	102	59
Total liabilities	196	1,923	26	8,658	555
Net assets applicable to contracts in accumulation period	200,844	1,874,223	24,048	7,499,006	648,705
Net assets applicable to contracts in payment period	—	—	—	46,704	—
Net assets applicable to seed money	1,565	2,133	1,407	—	2,972
Total net assets	$202,409	$1,876,356	$25,455	$7,545,710	$651,677
Investment shares	12,762	52,574	1,731	154,816	14,075
Investments, at cost	$161,951	$1,587,939	$25,519	$5,201,812	$471,776
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 19

Statement of Assets and Liabilities

December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Assets
Investments, at fair value	$335,629	$1,077,210	$582,121	$3,001,265	$44,505,701
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	50	—	126	3,980
Receivable for share redemptions	276	1,040	495	2,935	43,989
Total assets	335,905	1,078,300	582,616	3,004,326	44,553,670

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	276	1,040	495	2,935	40,689
Contract terminations	—	—	—	—	3,300
Payable for investments purchased	—	50	—	126	3,980
Total liabilities	276	1,090	495	3,061	47,969
Net assets applicable to contracts in accumulation period	335,629	1,076,207	582,121	2,996,183	44,505,289
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,003	—	5,082	412
Total net assets	$335,629	$1,077,210	$582,121	$3,001,265	$44,505,701
Investment shares	35,292	81,793	23,248	123,306	1,189,038
Investments, at cost	$333,568	$1,209,266	$424,022	$1,379,754	$26,186,904

December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Assets
Investments, at fair value	$36,509,340	$24,045,796	$19,743,249	$31,316,732	$9,250,719
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6,629	—	101	—	—
Receivable for share redemptions	30,930	22,755	18,044	28,285	8,473
Total assets	36,546,899	24,068,551	19,761,394	31,345,017	9,259,192

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	30,930	22,755	18,044	28,285	8,473
Contract terminations	—	—	—	—	—
Payable for investments purchased	6,629	—	101	—	—
Total liabilities	37,559	22,755	18,145	28,285	8,473
Net assets applicable to contracts in accumulation period	36,509,295	23,932,105	19,743,155	31,316,192	9,250,225
Net assets applicable to contracts in payment period	—	112,893	—	—	—
Net assets applicable to seed money	45	798	94	540	494
Total net assets	$36,509,340	$24,045,796	$19,743,249	$31,316,732	$9,250,719
Investment shares	973,842	1,358,520	1,115,438	1,814,411	596,436
Investments, at cost	$13,718,940	$19,596,911	$15,238,639	$23,070,903	$6,575,298
See accompanying notes to financial statements.
 20 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Assets
Investments, at fair value	$70,452,252	$31,371,385	$590,581,397	$775,861,403	$158,484,958
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,200	100	404	100	4,341
Receivable for share redemptions	76,619	29,599	735,760	1,062,945	163,376
Total assets	70,530,071	31,401,084	591,317,561	776,924,448	158,652,675

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	64,980	28,647	525,757	712,213	145,180
Contract terminations	11,639	952	210,003	350,732	18,196
Payable for investments purchased	1,200	100	404	100	4,341
Total liabilities	77,819	29,699	736,164	1,063,045	167,717
Net assets applicable to contracts in accumulation period	70,406,836	31,371,043	590,573,807	775,657,866	158,418,682
Net assets applicable to contracts in payment period	45,033	—	7,233	203,294	65,961
Net assets applicable to seed money	383	342	357	243	315
Total net assets	$70,452,252	$31,371,385	$590,581,397	$775,861,403	$158,484,958
Investment shares	4,211,133	2,160,564	26,723,140	36,718,476	5,026,481
Investments, at cost	$53,861,731	$27,507,925	$347,844,130	$465,823,648	$91,792,934

December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value	$87,347,588	$59,408,146	$47,165,427	$432,740,535	$301,279,000
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	38,362	—	—	4,134	—
Receivable for share redemptions	74,180	86,065	42,129	399,792	287,755
Total assets	87,460,130	59,494,211	47,207,556	433,144,461	301,566,755

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	74,180	55,346	41,601	399,792	260,273
Contract terminations	—	30,719	528	—	27,482
Payable for investments purchased	38,362	—	—	4,134	—
Total liabilities	112,542	86,065	42,129	403,926	287,755
Net assets applicable to contracts in accumulation period	87,347,522	59,186,254	47,165,397	432,574,754	301,279,000
Net assets applicable to contracts in payment period	—	221,166	—	165,484	—
Net assets applicable to seed money	66	726	30	297	—
Total net assets	$87,347,588	$59,408,146	$47,165,427	$432,740,535	$301,279,000
Investment shares	2,766,791	2,751,651	2,180,556	16,305,220	11,339,067
Investments, at cost	$35,181,427	$40,745,299	$26,427,947	$254,050,353	$133,342,013
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 21

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Assets
Investments, at fair value	$1,631,558	$946,415	$1,153,535	$2,499,274	$2,557,588
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	15	50	55	10,375	419
Receivable for share redemptions	1,559	761	992	2,467	2,497
Total assets	1,633,132	947,226	1,154,582	2,512,116	2,560,504

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,559	761	992	2,467	2,497
Contract terminations	—	—	—	—	—
Payable for investments purchased	15	50	55	10,375	419
Total liabilities	1,574	811	1,047	12,842	2,916
Net assets applicable to contracts in accumulation period	1,630,160	945,690	1,153,416	2,475,337	2,556,141
Net assets applicable to contracts in payment period	—	—	—	22,241	—
Net assets applicable to seed money	1,398	725	119	1,696	1,447
Total net assets	$1,631,558	$946,415	$1,153,535	$2,499,274	$2,557,588
Investment shares	168,202	18,845	22,556	201,068	197,956
Investments, at cost	$1,730,988	$603,751	$283,208	$2,188,960	$2,399,377

December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Assets
Investments, at fair value	$1,686,983	$1,421,864	$884,167	$2,400,673	$24,269,790
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	35	75	—	63	—
Receivable for share redemptions	8,271	1,357	829	2,354	22,812
Total assets	1,695,289	1,423,296	884,996	2,403,090	24,292,602

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,629	1,357	829	1,947	22,812
Contract terminations	6,642	—	—	407	—
Payable for investments purchased	35	75	—	63	—
Total liabilities	8,306	1,432	829	2,417	22,812
Net assets applicable to contracts in accumulation period	1,685,170	1,421,338	883,440	2,400,620	24,269,387
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,813	526	727	53	403
Total net assets	$1,686,983	$1,421,864	$884,167	$2,400,673	$24,269,790
Investment shares	127,032	39,562	21,794	58,057	1,529,287
Investments, at cost	$1,276,328	$1,084,864	$691,374	$1,065,311	$18,947,736
See accompanying notes to financial statements.
 22 ■ RiverSource of New York Variable Annuity Account

Statement of Assets and Liabilities

December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value	$268,015,189	$142,855,942	$663,251
Dividends receivable	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	250	1,413	52
Receivable for share redemptions	391,149	132,009	624
Total assets	268,406,588	142,989,364	663,927

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	242,767	132,009	624
Contract terminations	148,382	—	—
Payable for investments purchased	250	1,413	52
Total liabilities	391,399	133,422	676
Net assets applicable to contracts in accumulation period	268,001,918	142,845,002	661,974
Net assets applicable to contracts in payment period	12,882	10,531	—
Net assets applicable to seed money	389	409	1,277
Total net assets	$268,015,189	$142,855,942	$663,251
Investment shares	12,660,141	7,755,480	102,196
Investments, at cost	$172,774,784	$99,545,030	$715,215
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 23

Statement of Operations

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$11,777	$86,194	$—	$38,843	$—
Variable account expenses	8,019	33,756	149,443	39,618	5,799
Investment income (loss) — net	3,758	52,438	(149,443)	(775)	(5,799)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	344,702	725,353	2,821,670	627,436	50,552
Cost of investments sold	332,887	573,066	2,368,828	532,270	47,230
Net realized gain (loss) on sales of investments	11,815	152,287	452,842	95,166	3,322
Distributions from capital gains	—	—	1,334,996	362,714	81,819
Net change in unrealized appreciation (depreciation) of investments	66,294	1,080,069	(100,912)	(63,981)	(51,180)
Net gain (loss) on investments	78,109	1,232,356	1,686,926	393,899	33,961
Net increase (decrease) in net assets resulting from operations	$81,867	$1,284,794	$1,537,483	$393,124	$28,162

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Investment income
Dividend income	$28,957	$1,536	$—	$93,774	$9,701
Variable account expenses	19,306	26,967	38,829	22,698	5,638
Investment income (loss) — net	9,651	(25,431)	(38,829)	71,076	4,063

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	143,023	464,071	1,075,233	517,179	19,697
Cost of investments sold	127,204	447,602	1,183,977	355,730	17,145
Net realized gain (loss) on sales of investments	15,819	16,469	(108,744)	161,449	2,552
Distributions from capital gains	199,554	309,414	225,574	239,354	89,729
Net change in unrealized appreciation (depreciation) of investments	10,025	(141,518)	193,719	(392,638)	(40,012)
Net gain (loss) on investments	225,398	184,365	310,549	8,165	52,269
Net increase (decrease) in net assets resulting from operations	$235,049	$158,934	$271,720	$79,241	$56,332
See accompanying notes to financial statements.
 24 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$315,262	$49	$10,095	$37,855	$—
Variable account expenses	73,115	919	5,320	18,996	4,139
Investment income (loss) — net	242,147	(870)	4,775	18,859	(4,139)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,071,452	4,892	28,010	238,958	24,080
Cost of investments sold	1,143,943	4,193	24,206	185,967	22,805
Net realized gain (loss) on sales of investments	(72,491)	699	3,804	52,991	1,275
Distributions from capital gains	766,393	7,084	33,115	124,173	32,894
Net change in unrealized appreciation (depreciation) of investments	271,567	5,326	14,516	38,616	6,851
Net gain (loss) on investments	965,469	13,109	51,435	215,780	41,020
Net increase (decrease) in net assets resulting from operations	$1,207,616	$12,239	$56,210	$234,639	$36,881

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Investment income
Dividend income	$—	$56,296	$—	$—	$56,642
Variable account expenses	65,172	39,130	229,741	541,568	7,264
Investment income (loss) — net	(65,172)	17,166	(229,741)	(541,568)	49,378

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,228,287	780,674	1,155,442	12,613,154	95,747
Cost of investments sold	1,642,769	935,121	918,952	7,725,919	111,201
Net realized gain (loss) on sales of investments	(414,482)	(154,447)	236,490	4,887,235	(15,454)
Distributions from capital gains	—	22,066	—	—	—
Net change in unrealized appreciation (depreciation) of investments	702,773	621,856	2,541,131	1,574,476	57,190
Net gain (loss) on investments	288,291	489,475	2,777,621	6,461,711	41,736
Net increase (decrease) in net assets resulting from operations	$223,119	$506,641	$2,547,880	$5,920,143	$91,114
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 25

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$—	$80,358	$153,323	$—	$—
Variable account expenses	81,848	13,640	21,757	43,151	223,669
Investment income (loss) — net	(81,848)	66,718	131,566	(43,151)	(223,669)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,024,345	162,052	569,274	979,129	2,312,185
Cost of investments sold	1,132,775	176,336	694,025	608,503	564,375
Net realized gain (loss) on sales of investments	891,570	(14,284)	(124,751)	370,626	1,747,810
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	386,533	20,015	140,138	174,687	1,054,410
Net gain (loss) on investments	1,278,103	5,731	15,387	545,313	2,802,220
Net increase (decrease) in net assets resulting from operations	$1,196,255	$72,449	$146,953	$502,162	$2,578,551

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Investment income
Dividend income	$—	$—	$1,655	$6,742	$54,586
Variable account expenses	85,793	208,340	25,534	39,788	10,800
Investment income (loss) — net	(85,793)	(208,340)	(23,879)	(33,046)	43,786

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,215,151	4,013,903	774,926	691,471	164,272
Cost of investments sold	874,730	1,260,736	990,234	787,109	181,525
Net realized gain (loss) on sales of investments	340,421	2,753,167	(215,308)	(95,638)	(17,253)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	803,414	330,297	871,295	1,141,753	89,635
Net gain (loss) on investments	1,143,835	3,083,464	655,987	1,046,115	72,382
Net increase (decrease) in net assets resulting from operations	$1,058,042	$2,875,124	$632,108	$1,013,069	$116,168
See accompanying notes to financial statements.
 26 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Investment income
Dividend income	$674,600	$333,374	$397,072	$307,699	$72,338
Variable account expenses	203,195	83,118	68,612	51,737	41,787
Investment income (loss) — net	471,405	250,256	328,460	255,962	30,551

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,666,528	2,520,921	899,848	579,882	595,004
Cost of investments sold	9,666,527	2,520,912	922,551	603,901	633,761
Net realized gain (loss) on sales of investments	1	9	(22,703)	(24,019)	(38,757)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(9)	155,562	137,079	292,073
Net gain (loss) on investments	1	—	132,859	113,060	253,316
Net increase (decrease) in net assets resulting from operations	$471,406	$250,256	$461,319	$369,022	$283,867

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$77,434	$380,991	$546,293	$—	$—
Variable account expenses	40,175	77,173	101,687	109,996	41,525
Investment income (loss) — net	37,259	303,818	444,606	(109,996)	(41,525)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	669,271	992,606	1,684,366	3,183,022	926,958
Cost of investments sold	758,891	1,095,030	1,978,170	1,949,880	266,643
Net realized gain (loss) on sales of investments	(89,620)	(102,424)	(293,804)	1,233,142	660,315
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	357,995	327,707	648,489	249,454	43,348
Net gain (loss) on investments	268,375	225,283	354,685	1,482,596	703,663
Net increase (decrease) in net assets resulting from operations	$305,634	$529,101	$799,291	$1,372,600	$662,138
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 27

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Investment income
Dividend income	$—	$—	$247,513	$102,275	$37,614
Variable account expenses	487,119	850,440	39,197	12,865	29,041
Investment income (loss) — net	(487,119)	(850,440)	208,316	89,410	8,573

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,364,074	16,231,821	952,142	161,402	585,115
Cost of investments sold	9,414,657	8,164,241	959,584	192,438	495,127
Net realized gain (loss) on sales of investments	1,949,417	8,067,580	(7,442)	(31,036)	89,988
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,618,337	5,359,654	(10,974)	2,837	654,672
Net gain (loss) on investments	7,567,754	13,427,234	(18,416)	(28,199)	744,660
Net increase (decrease) in net assets resulting from operations	$7,080,635	$12,576,794	$189,900	$61,211	$753,233

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$57,837	$—	$—	$—	$—
Variable account expenses	37,079	23,459	9,278	53,157	8,487
Investment income (loss) — net	20,758	(23,459)	(9,278)	(53,157)	(8,487)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	334,345	415,646	161,351	1,048,851	144,656
Cost of investments sold	264,863	324,514	145,684	754,025	63,145
Net realized gain (loss) on sales of investments	69,482	91,132	15,667	294,826	81,511
Distributions from capital gains	—	234,590	—	—	—
Net change in unrealized appreciation (depreciation) of investments	947,971	449,353	79,149	975,873	141,171
Net gain (loss) on investments	1,017,453	775,075	94,816	1,270,699	222,682
Net increase (decrease) in net assets resulting from operations	$1,038,211	$751,616	$85,538	$1,217,542	$214,195
See accompanying notes to financial statements.
 28 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	36,075	48,963	32,744	13,740	13,180
Investment income (loss) — net	(36,075)	(48,963)	(32,744)	(13,740)	(13,180)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,055,282	471,523	2,078,786	286,184	545,366
Cost of investments sold	1,580,182	177,720	1,663,570	104,321	414,665
Net realized gain (loss) on sales of investments	475,100	293,803	415,216	181,863	130,701
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,614	327,074	(2,512)	4,565	(66,724)
Net gain (loss) on investments	485,714	620,877	412,704	186,428	63,977
Net increase (decrease) in net assets resulting from operations	$449,639	$571,914	$379,960	$172,688	$50,797

Year ended December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$—	$2,676	$221,753	$27,318	$35,939
Variable account expenses	11,910	2,592	58,316	17,689	15,372
Investment income (loss) — net	(11,910)	84	163,437	9,629	20,567

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	160,334	5,941	1,720,093	1,681,739	294,462
Cost of investments sold	82,581	6,021	1,751,301	1,643,089	332,618
Net realized gain (loss) on sales of investments	77,753	(80)	(31,208)	38,650	(38,156)
Distributions from capital gains	—	46,074	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,686	(5,828)	173,520	91,172	152,913
Net gain (loss) on investments	84,439	40,166	142,312	129,822	114,757
Net increase (decrease) in net assets resulting from operations	$72,529	$40,250	$305,749	$139,451	$135,324
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 29

Statement of Operations

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Investment income
Dividend income	$17,528	$50,674	$38,167	$76,151	$28,896
Variable account expenses	3,648	18,705	12,037	20,110	11,188
Investment income (loss) — net	13,880	31,969	26,130	56,041	17,708

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	68,717	241,623	252,718	422,480	360,781
Cost of investments sold	105,593	274,295	318,642	579,594	429,427
Net realized gain (loss) on sales of investments	(36,876)	(32,672)	(65,924)	(157,114)	(68,646)
Distributions from capital gains	—	—	—	—	57,367
Net change in unrealized appreciation (depreciation) of investments	77,972	100,544	71,356	164,834	3,072
Net gain (loss) on investments	41,096	67,872	5,432	7,720	(8,207)
Net increase (decrease) in net assets resulting from operations	$54,976	$99,841	$31,562	$63,761	$9,501

Year ended December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$112,457	$—
Variable account expenses	48,130	37,657	41,733	24,237	68,192
Investment income (loss) — net	(48,130)	(37,657)	(41,733)	88,220	(68,192)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,298,511	1,109,795	1,289,319	654,008	926,275
Cost of investments sold	406,856	706,407	935,078	683,745	659,253
Net realized gain (loss) on sales of investments	891,655	403,388	354,241	(29,737)	267,022
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(207,860)	20,852	39,376	83,239	(136,894)
Net gain (loss) on investments	683,795	424,240	393,617	53,502	130,128
Net increase (decrease) in net assets resulting from operations	$635,665	$386,583	$351,884	$141,722	$61,936
See accompanying notes to financial statements.
 30 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Investment income
Dividend income	$—	$—	$—	$—	$25,874
Variable account expenses	8,790	81,769	12,520	14,272	9,554
Investment income (loss) — net	(8,790)	(81,769)	(12,520)	(14,272)	16,320

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	255,358	1,351,152	453,071	273,369	36,573
Cost of investments sold	137,086	980,697	252,197	204,045	32,019
Net realized gain (loss) on sales of investments	118,272	370,455	200,874	69,324	4,554
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(99,555)	1,011,052	(119,800)	146,441	188,816
Net gain (loss) on investments	18,717	1,381,507	81,074	215,765	193,370
Net increase (decrease) in net assets resulting from operations	$9,927	$1,299,738	$68,554	$201,493	$209,690

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$22,537	$21,224	$46,577	$379,051	$—
Variable account expenses	82,185	12,569	14,688	55,186	550,002
Investment income (loss) — net	(59,648)	8,655	31,889	323,865	(550,002)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	458,041	158,175	230,934	1,076,063	11,506,618
Cost of investments sold	390,564	153,382	226,596	1,124,816	8,848,992
Net realized gain (loss) on sales of investments	67,477	4,793	4,338	(48,753)	2,657,626
Distributions from capital gains	132,254	69,052	—	—	9,032,980
Net change in unrealized appreciation (depreciation) of investments	1,205,862	59,557	71,335	(109,851)	(1,395,028)
Net gain (loss) on investments	1,405,593	133,402	75,673	(158,604)	10,295,578
Net increase (decrease) in net assets resulting from operations	$1,345,945	$142,057	$107,562	$165,261	$9,745,576
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 31

Statement of Operations

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Investment income
Dividend income	$1,690	$9,587	$16,104	$121,420	$—
Variable account expenses	1,377	4,922	8,902	83,104	14,822
Investment income (loss) — net	313	4,665	7,202	38,316	(14,822)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,337	317,773	90,783	1,814,086	235,251
Cost of investments sold	10,150	332,457	63,524	1,248,825	168,928
Net realized gain (loss) on sales of investments	3,187	(14,684)	27,259	565,261	66,323
Distributions from capital gains	925	—	103,057	877,195	19,597
Net change in unrealized appreciation (depreciation) of investments	34,466	53,246	51,479	138,116	187,656
Net gain (loss) on investments	38,578	38,562	181,795	1,580,572	273,576
Net increase (decrease) in net assets resulting from operations	$38,891	$43,227	$188,997	$1,618,888	$258,754

Year ended December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$4,841	$84,863	$6,349	$61,019	$2,745
Variable account expenses	5,062	22,939	15,194	248,124	1,780
Investment income (loss) — net	(221)	61,924	(8,845)	(187,105)	965

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	35,324	591,669	180,139	5,271,781	70,913
Cost of investments sold	30,453	580,581	166,819	5,327,550	50,081
Net realized gain (loss) on sales of investments	4,871	11,088	13,320	(55,769)	20,832
Distributions from capital gains	1,829	—	199,857	3,030,658	16,184
Net change in unrealized appreciation (depreciation) of investments	52,256	51,709	(28,371)	(364,001)	(615)
Net gain (loss) on investments	58,956	62,797	184,806	2,610,888	36,401
Net increase (decrease) in net assets resulting from operations	$58,735	$124,721	$175,961	$2,423,783	$37,366
See accompanying notes to financial statements.
 32 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Investment income
Dividend income	$35,348	$455,865	$25,964	$201,193	$42,456
Variable account expenses	23,280	123,589	16,323	43,908	10,667
Investment income (loss) — net	12,068	332,276	9,641	157,285	31,789

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	378,452	2,010,493	253,859	1,172,144	246,059
Cost of investments sold	290,748	2,019,999	301,921	1,194,705	245,917
Net realized gain (loss) on sales of investments	87,704	(9,506)	(48,062)	(22,561)	142
Distributions from capital gains	229,811	—	—	42,290	9,088
Net change in unrealized appreciation (depreciation) of investments	99,887	550,763	164,648	241,343	65,763
Net gain (loss) on investments	417,402	541,257	116,586	261,072	74,993
Net increase (decrease) in net assets resulting from operations	$429,470	$873,533	$126,227	$418,357	$106,782

Year ended December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$1,867	$126,418	$70,921	$7,513	$71,189
Variable account expenses	1,025	65,632	64,276	9,071	54,386
Investment income (loss) — net	842	60,786	6,645	(1,558)	16,803

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,167	1,646,247	1,350,796	104,988	785,689
Cost of investments sold	1,137	1,668,650	1,450,990	99,039	713,593
Net realized gain (loss) on sales of investments	30	(22,403)	(100,194)	5,949	72,096
Distributions from capital gains	11,089	622,863	553,117	62,943	645,425
Net change in unrealized appreciation (depreciation) of investments	6,590	(22,566)	(75,738)	(25,399)	(233,423)
Net gain (loss) on investments	17,709	577,894	377,185	43,493	484,098
Net increase (decrease) in net assets resulting from operations	$18,551	$638,680	$383,830	$41,935	$500,901
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 33

Statement of Operations

Year ended December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$964	$1,363	$24,984	$—	$—
Variable account expenses	1,275	2,245	32,155	2,298	16,962
Investment income (loss) — net	(311)	(882)	(7,171)	(2,298)	(16,962)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	41,772	16,896	751,231	36,470	488,622
Cost of investments sold	39,416	14,616	612,677	22,780	335,843
Net realized gain (loss) on sales of investments	2,356	2,280	138,554	13,690	152,779
Distributions from capital gains	10,967	22,420	472,927	24,543	187,997
Net change in unrealized appreciation (depreciation) of investments	4,487	11,251	(129,767)	(7,735)	(127,931)
Net gain (loss) on investments	17,810	35,951	481,714	30,498	212,845
Net increase (decrease) in net assets resulting from operations	$17,499	$35,069	$474,543	$28,200	$195,883

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$104,832	$57,580	$42,263	$29,005	$—
Variable account expenses	16,168	37,292	81,255	6,931	6,140
Investment income (loss) — net	88,664	20,288	(38,992)	22,074	(6,140)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	156,971	766,367	547,869	9,438	105,175
Cost of investments sold	179,456	577,634	439,052	9,187	99,246
Net realized gain (loss) on sales of investments	(22,485)	188,733	108,817	251	5,929
Distributions from capital gains	—	426,704	486,534	—	60,833
Net change in unrealized appreciation (depreciation) of investments	34,776	(20,311)	341,458	12,236	(31,045)
Net gain (loss) on investments	12,291	595,126	936,809	12,487	35,717
Net increase (decrease) in net assets resulting from operations	$100,955	$615,414	$897,817	$34,561	$29,577
See accompanying notes to financial statements.
 34 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Investment income
Dividend income	$—	$5,769	$4,606	$15,378	$309,893
Variable account expenses	3,258	3,522	3,127	12,536	56,002
Investment income (loss) — net	(3,258)	2,247	1,479	2,842	253,891

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	45,837	153,072	21,642	451,625	974,709
Cost of investments sold	49,316	130,563	18,654	416,566	1,055,001
Net realized gain (loss) on sales of investments	(3,479)	22,509	2,988	35,059	(80,292)
Distributions from capital gains	32,744	27,584	25,893	83,913	—
Net change in unrealized appreciation (depreciation) of investments	(16,778)	3,733	13,768	76,472	480,063
Net gain (loss) on investments	12,487	53,826	42,649	195,444	399,771
Net increase (decrease) in net assets resulting from operations	$9,229	$56,073	$44,128	$198,286	$653,662

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$—	$—	$504	$15,842	$—
Variable account expenses	80,751	8,663	1,541	72,210	10,420
Investment income (loss) — net	(80,751)	(8,663)	(1,037)	(56,368)	(10,420)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,958,671	319,641	25,153	1,597,442	202,151
Cost of investments sold	1,904,328	319,639	27,704	1,397,185	155,384
Net realized gain (loss) on sales of investments	54,343	2	(2,551)	200,257	46,767
Distributions from capital gains	1,502,365	36,738	10,111	704,391	143,319
Net change in unrealized appreciation (depreciation) of investments	(469,744)	86,194	14,732	(370,881)	52,923
Net gain (loss) on investments	1,086,964	122,934	22,292	533,767	243,009
Net increase (decrease) in net assets resulting from operations	$1,006,213	$114,271	$21,255	$477,399	$232,589
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 35

Statement of Operations

Year ended December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Investment income
Dividend income	$—	$—	$344,947	$246	$213,731
Variable account expenses	12,153	15,855	232,361	4,345	52,511
Investment income (loss) — net	(12,153)	(15,855)	112,586	(4,099)	161,220

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	487,708	383,601	4,669,000	68,586	907,759
Cost of investments sold	440,174	226,327	3,700,154	52,403	935,637
Net realized gain (loss) on sales of investments	47,534	157,274	968,846	16,183	(27,878)
Distributions from capital gains	170,919	159,719	640,653	43,804	—
Net change in unrealized appreciation (depreciation) of investments	(1,986)	59,157	865,600	(24,257)	134,968
Net gain (loss) on investments	216,467	376,150	2,475,099	35,730	107,090
Net increase (decrease) in net assets resulting from operations	$204,314	$360,295	$2,587,685	$31,631	$268,310

Year ended December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$10	$18,157	$—	$14,863	$3,583
Variable account expenses	37,120	12,140	32,942	5,096	3,463
Investment income (loss) — net	(37,110)	6,017	(32,942)	9,767	120

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	59,589	361,048	629,395	84,673	82,712
Cost of investments sold	53,285	297,180	402,726	75,567	76,607
Net realized gain (loss) on sales of investments	6,304	63,868	226,669	9,106	6,105
Distributions from capital gains	420,770	—	246,563	—	9,056
Net change in unrealized appreciation (depreciation) of investments	95,761	246,738	38,714	144,724	30,712
Net gain (loss) on investments	522,835	310,606	511,946	153,830	45,873
Net increase (decrease) in net assets resulting from operations	$485,725	$316,623	$479,004	$163,597	$45,993
See accompanying notes to financial statements.
 36 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Investment income
Dividend income	$69,137	$38,176	$8,633	$1,946	$42,695
Variable account expenses	11,346	7,562	7,021	1,508	26,544
Investment income (loss) — net	57,791	30,614	1,612	438	16,151

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	117,248	28,455	102,571	14,653	380,874
Cost of investments sold	114,212	28,288	86,248	12,143	352,140
Net realized gain (loss) on sales of investments	3,036	167	16,323	2,510	28,734
Distributions from capital gains	—	—	—	—	214,534
Net change in unrealized appreciation (depreciation) of investments	13,210	2,831	91,591	19,397	(59,962)
Net gain (loss) on investments	16,246	2,998	107,914	21,907	183,306
Net increase (decrease) in net assets resulting from operations	$74,037	$33,612	$109,526	$22,345	$199,457

Year ended December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Investment income
Dividend income	$—	$171,397	$7,853	$905	$1,784
Variable account expenses	27,305	121,437	4,235	2,891	1,486
Investment income (loss) — net	(27,305)	49,960	3,618	(1,986)	298

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	807,221	2,209,485	89,012	11,581	4,049
Cost of investments sold	565,793	1,914,639	63,474	9,374	4,039
Net realized gain (loss) on sales of investments	241,428	294,846	25,538	2,207	10
Distributions from capital gains	243,944	904,756	37,431	9,937	—
Net change in unrealized appreciation (depreciation) of investments	(136,024)	363,786	2,997	29,459	2,662
Net gain (loss) on investments	349,348	1,563,388	65,966	41,603	2,672
Net increase (decrease) in net assets resulting from operations	$322,043	$1,613,348	$69,584	$39,617	$2,970
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 37

Statement of Operations

Year ended December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$4,038	$563	$—	$2,027	$156,536
Variable account expenses	5,166	30,846	11,329	1,639	59,145
Investment income (loss) — net	(1,128)	(30,283)	(11,329)	388	97,391

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,065	508,583	260,212	9,594	1,288,749
Cost of investments sold	24,471	456,414	329,105	8,280	1,214,415
Net realized gain (loss) on sales of investments	2,594	52,169	(68,893)	1,314	74,334
Distributions from capital gains	29,935	487,974	—	—	78,065
Net change in unrealized appreciation (depreciation) of investments	44,594	(238,069)	215,179	26,121	471,937
Net gain (loss) on investments	77,123	302,074	146,286	27,435	624,336
Net increase (decrease) in net assets resulting from operations	$75,995	$271,791	$134,957	$27,823	$721,727

Year ended December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Investment income
Dividend income	$22,419	$—	$6,955	$8,313	$567
Variable account expenses	59,834	12,967	5,964	1,894	1,433
Investment income (loss) — net	(37,415)	(12,967)	991	6,419	(866)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,222,524	349,403	191,935	101,953	26,227
Cost of investments sold	1,418,253	233,644	184,837	101,476	23,764
Net realized gain (loss) on sales of investments	(195,729)	115,759	7,098	477	2,463
Distributions from capital gains	—	68,459	38,190	—	6,952
Net change in unrealized appreciation (depreciation) of investments	808,840	(42,730)	38,065	6,038	22,473
Net gain (loss) on investments	613,111	141,488	83,353	6,515	31,888
Net increase (decrease) in net assets resulting from operations	$575,696	$128,521	$84,344	$12,934	$31,022
See accompanying notes to financial statements.
 38 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$116,409	$11,288	$349,516	$—	$47
Variable account expenses	25,304	2,815	90,358	14,259	3,555
Investment income (loss) — net	91,105	8,473	259,158	(14,259)	(3,508)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	415,855	61,750	1,259,688	312,819	121,171
Cost of investments sold	457,647	65,477	1,386,872	305,225	93,307
Net realized gain (loss) on sales of investments	(41,792)	(3,727)	(127,184)	7,594	27,864
Distributions from capital gains	—	—	—	105,193	25,742
Net change in unrealized appreciation (depreciation) of investments	271,576	43,062	511,919	83,735	81,645
Net gain (loss) on investments	229,784	39,335	384,735	196,522	135,251
Net increase (decrease) in net assets resulting from operations	$320,889	$47,808	$643,893	$182,263	$131,743

Year ended December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Investment income
Dividend income	$1,837	$20,578	$22	$64,276	$4,810
Variable account expenses	1,786	17,536	273	92,467	5,458
Investment income (loss) — net	51	3,042	(251)	(28,191)	(648)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	21,176	174,582	549	721,010	148,175
Cost of investments sold	18,625	156,031	522	519,809	124,741
Net realized gain (loss) on sales of investments	2,551	18,551	27	201,201	23,434
Distributions from capital gains	1,288	98,434	3,305	825,434	84,618
Net change in unrealized appreciation (depreciation) of investments	38,301	158,961	(2,684)	(315,399)	(61,906)
Net gain (loss) on investments	42,140	275,946	648	711,236	46,146
Net increase (decrease) in net assets resulting from operations	$42,191	$278,988	$397	$683,045	$45,498
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 39

Statement of Operations

Year ended December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Investment income
Dividend income	$—	$—	$12,058	$26,236	$—
Variable account expenses	2,866	11,764	4,889	21,119	417,125
Investment income (loss) — net	(2,866)	(11,764)	7,169	5,117	(417,125)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	49,208	267,731	82,024	731,266	7,205,682
Cost of investments sold	51,299	330,226	63,688	450,533	4,274,889
Net realized gain (loss) on sales of investments	(2,091)	(62,495)	18,336	280,733	2,930,793
Distributions from capital gains	49,864	—	39,142	—	—
Net change in unrealized appreciation (depreciation) of investments	(10,914)	222,481	93,413	1,543,517	3,689,266
Net gain (loss) on investments	36,859	159,986	150,891	1,824,250	6,620,059
Net increase (decrease) in net assets resulting from operations	$33,993	$148,222	$158,060	$1,829,367	$6,202,934

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	338,582	246,801	193,695	322,758	95,896
Investment income (loss) — net	(338,582)	(246,801)	(193,695)	(322,758)	(95,896)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,606,584	4,641,161	4,086,633	5,876,912	1,507,037
Cost of investments sold	2,662,153	3,960,785	3,279,429	4,562,127	1,093,668
Net realized gain (loss) on sales of investments	3,944,431	680,376	807,204	1,314,785	413,369
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,015,880	1,648,809	1,017,576	1,600,981	708,411
Net gain (loss) on investments	5,960,311	2,329,185	1,824,780	2,915,766	1,121,780
Net increase (decrease) in net assets resulting from operations	$5,621,729	$2,082,384	$1,631,085	$2,593,008	$1,025,884
See accompanying notes to financial statements.
 40 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	733,225	306,694	5,808,690	7,985,105	1,581,958
Investment income (loss) — net	(733,225)	(306,694)	(5,808,690)	(7,985,105)	(1,581,958)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,087,477	12,263,740	93,737,499	137,283,657	32,364,115
Cost of investments sold	13,530,816	10,973,285	57,950,369	87,390,595	18,891,753
Net realized gain (loss) on sales of investments	3,556,661	1,290,455	35,787,130	49,893,062	13,472,362
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,968,826	1,297,631	45,085,429	44,909,207	9,279,350
Net gain (loss) on investments	7,525,487	2,588,086	80,872,559	94,802,269	22,751,712
Net increase (decrease) in net assets resulting from operations	$6,792,262	$2,281,392	$75,063,869	$86,817,164	$21,169,754

Year ended December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	798,644	610,892	460,724	4,288,693	2,867,804
Investment income (loss) — net	(798,644)	(610,892)	(460,724)	(4,288,693)	(2,867,804)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,658,028	11,712,450	7,527,405	60,236,871	42,883,761
Cost of investments sold	4,184,533	8,431,769	4,455,353	37,287,412	20,253,898
Net realized gain (loss) on sales of investments	5,473,495	3,280,681	3,072,052	22,949,459	22,629,863
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,785,986	3,457,963	2,383,496	31,536,588	16,125,686
Net gain (loss) on investments	12,259,481	6,738,644	5,455,548	54,486,047	38,755,549
Net increase (decrease) in net assets resulting from operations	$11,460,837	$6,127,752	$4,994,824	$50,197,354	$35,887,745
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 41

Statement of Operations

Year ended December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Investment income
Dividend income	$82,751	$—	$—	$27,461	$12,154
Variable account expenses	17,207	8,124	11,014	25,225	27,030
Investment income (loss) — net	65,544	(8,124)	(11,014)	2,236	(14,876)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	216,893	110,878	257,487	432,213	329,967
Cost of investments sold	233,501	60,817	69,206	396,484	320,247
Net realized gain (loss) on sales of investments	(16,608)	50,061	188,281	35,729	9,720
Distributions from capital gains	—	—	—	98,845	19,915
Net change in unrealized appreciation (depreciation) of investments	46,133	60,353	(44,504)	322,387	356,228
Net gain (loss) on investments	29,525	110,414	143,777	456,961	385,863
Net increase (decrease) in net assets resulting from operations	$95,069	$102,290	$132,763	$459,197	$370,987

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Investment income
Dividend income	$39,313	$—	$—	$—	$—
Variable account expenses	16,142	16,129	8,877	20,964	256,613
Investment income (loss) — net	23,171	(16,129)	(8,877)	(20,964)	(256,613)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	446,074	584,460	191,273	364,264	3,670,253
Cost of investments sold	373,240	444,608	151,657	175,523	3,018,940
Net realized gain (loss) on sales of investments	72,834	139,852	39,616	188,741	651,313
Distributions from capital gains	3,570	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	331,315	(42,627)	16,178	(27,602)	1,509,495
Net gain (loss) on investments	407,719	97,225	55,794	161,139	2,160,808
Net increase (decrease) in net assets resulting from operations	$430,890	$81,096	$46,917	$140,175	$1,904,195
See accompanying notes to financial statements.
 42 ■ RiverSource of New York Variable Annuity Account

Statement of Operations

Year ended December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$—	$40,668
Variable account expenses	2,670,010	1,444,225	6,265
Investment income (loss) — net	(2,670,010)	(1,444,225)	34,403

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	35,041,175	16,663,020	78,726
Cost of investments sold	23,832,461	12,231,196	83,301
Net realized gain (loss) on sales of investments	11,208,714	4,431,824	(4,575)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,829,992	9,253,135	20,194
Net gain (loss) on investments	28,038,706	13,684,959	15,619
Net increase (decrease) in net assets resulting from operations	$25,368,696	$12,240,734	$50,022
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 43

Statement of Changes in Net Assets

Year ended December 31, 2025	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$3,758	$52,438	$(149,443)	$(775)	$(5,799)
Net realized gain (loss) on sales of investments	11,815	152,287	452,842	95,166	3,322
Distributions from capital gains	—	—	1,334,996	362,714	81,819
Net change in unrealized appreciation (depreciation) of investments	66,294	1,080,069	(100,912)	(63,981)	(51,180)
Net increase (decrease) in net assets resulting from operations	81,867	1,284,794	1,537,483	393,124	28,162

Contract transactions
Contract purchase payments	18,745	58,127	1,248,788	46,927	116,170
Net transfers(1)	4,657	(196,684)	(884,039)	(107,390)	3,817
Transfers for policy loans	5,902	9,361	(11)	—	—
Adjustments to net assets allocated to contracts in payment period	—	9,882	(12,765)	19,490	—
Contract charges	(176)	(4,357)	(1,774)	(1,936)	(368)
Contract terminations:
Surrender benefits	(301,045)	(428,407)	(752,192)	(422,394)	(20,455)
Death benefits	—	(61,293)	(156,799)	(37,036)	(14,361)
Increase (decrease) from transactions	(271,917)	(613,371)	(558,792)	(502,339)	84,803
Increase (decrease) in net assets	(190,050)	671,423	978,691	(109,215)	112,965
Net assets at beginning of year	692,829	3,387,718	12,949,109	4,514,703	568,671
Net assets at end of year	$502,779	$4,059,141	$13,927,800	$4,405,488	$681,636

Accumulation unit activity
Units outstanding at beginning of year	486,373	1,957,194	1,890,516	1,095,351	181,657
Units purchased	43,809	36,515	195,395	11,882	38,121
Units redeemed	(216,917)	(319,452)	(256,379)	(129,452)	(13,785)
Units outstanding at end of year	313,265	1,674,257	1,829,532	977,781	205,993
See accompanying notes to financial statements.
 44 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$9,651	$(25,431)	$(38,829)	$71,076	$4,063
Net realized gain (loss) on sales of investments	15,819	16,469	(108,744)	161,449	2,552
Distributions from capital gains	199,554	309,414	225,574	239,354	89,729
Net change in unrealized appreciation (depreciation) of investments	10,025	(141,518)	193,719	(392,638)	(40,012)
Net increase (decrease) in net assets resulting from operations	235,049	158,934	271,720	79,241	56,332

Contract transactions
Contract purchase payments	32,342	75,294	50,031	84,911	169,424
Net transfers(1)	(30,071)	(305,983)	(223,725)	(14,757)	99,623
Transfers for policy loans	11,662	361	(4,783)	260	(3,939)
Adjustments to net assets allocated to contracts in payment period	—	(8,455)	—	—	—
Contract charges	(856)	(576)	(1,192)	(570)	(15)
Contract terminations:
Surrender benefits	(72,605)	(104,975)	(652,975)	(328,488)	(8,549)
Death benefits	(22,008)	(15,548)	(83,437)	—	—
Increase (decrease) from transactions	(81,536)	(359,882)	(916,081)	(258,644)	256,544
Increase (decrease) in net assets	153,513	(200,948)	(644,361)	(179,403)	312,876
Net assets at beginning of year	2,270,553	2,963,010	4,482,663	2,245,702	363,761
Net assets at end of year	$2,424,066	$2,762,062	$3,838,302	$2,066,299	$676,637

Accumulation unit activity
Units outstanding at beginning of year	562,528	505,117	966,175	1,286,179	289,981
Units purchased	10,437	13,244	11,270	64,477	212,870
Units redeemed	(29,304)	(72,548)	(215,987)	(207,597)	(9,781)
Units outstanding at end of year	543,661	445,813	761,458	1,143,059	493,070
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 45

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$242,147	$(870)	$4,775	$18,859	$(4,139)
Net realized gain (loss) on sales of investments	(72,491)	699	3,804	52,991	1,275
Distributions from capital gains	766,393	7,084	33,115	124,173	32,894
Net change in unrealized appreciation (depreciation) of investments	271,567	5,326	14,516	38,616	6,851
Net increase (decrease) in net assets resulting from operations	1,207,616	12,239	56,210	234,639	36,881

Contract transactions
Contract purchase payments	558,040	281	111,833	5,426	12,643
Net transfers(1)	184,414	2,476	25,994	(80,254)	(4,688)
Transfers for policy loans	12,191	—	—	56	995
Adjustments to net assets allocated to contracts in payment period	(15,828)	—	—	—	—
Contract charges	(1,001)	—	(24)	(615)	(244)
Contract terminations:
Surrender benefits	(633,773)	(2,934)	(19,805)	(55,321)	(12,748)
Death benefits	(100,537)	—	—	(35,071)	—
Increase (decrease) from transactions	3,506	(177)	117,998	(165,779)	(4,042)
Increase (decrease) in net assets	1,211,122	12,062	174,208	68,860	32,839
Net assets at beginning of year	6,782,585	82,137	468,704	2,300,177	455,233
Net assets at end of year	$7,993,707	$94,199	$642,912	$2,369,037	$488,072

Accumulation unit activity
Units outstanding at beginning of year	3,805,361	56,785	364,216	739,769	123,380
Units purchased	479,569	2,181	104,942	1,699	4,090
Units redeemed	(490,696)	(2,084)	(16,909)	(51,778)	(5,285)
Units outstanding at end of year	3,794,234	56,882	452,249	689,690	122,185
See accompanying notes to financial statements.
 46 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$(65,172)	$17,166	$(229,741)	$(541,568)	$49,378
Net realized gain (loss) on sales of investments	(414,482)	(154,447)	236,490	4,887,235	(15,454)
Distributions from capital gains	—	22,066	—	—	—
Net change in unrealized appreciation (depreciation) of investments	702,773	621,856	2,541,131	1,574,476	57,190
Net increase (decrease) in net assets resulting from operations	223,119	506,641	2,547,880	5,920,143	91,114

Contract transactions
Contract purchase payments	78,397	95,584	3,913,648	421,948	88,739
Net transfers(1)	(204,747)	(121,319)	(76,191)	271,084	43,035
Transfers for policy loans	3,975	1,577	(35,772)	(4,814)	—
Adjustments to net assets allocated to contracts in payment period	5,679	(1,760)	—	(23,309)	—
Contract charges	(5,667)	(4,656)	(45,463)	(12,828)	(135)
Contract terminations:
Surrender benefits	(769,294)	(448,938)	(750,010)	(9,370,835)	(51,342)
Death benefits	(139,463)	(68,339)	—	(727,381)	(8,813)
Increase (decrease) from transactions	(1,031,120)	(547,851)	3,006,212	(9,446,135)	71,484
Increase (decrease) in net assets	(808,001)	(41,210)	5,554,092	(3,525,992)	162,598
Net assets at beginning of year	8,151,218	4,367,396	18,491,211	52,593,417	622,621
Net assets at end of year	$7,343,217	$4,326,186	$24,045,303	$49,067,425	$785,219

Accumulation unit activity
Units outstanding at beginning of year	1,449,656	1,641,394	15,636,975	15,400,666	776,597
Units purchased	19,935	41,242	3,148,073	505,162	154,158
Units redeemed	(209,515)	(234,676)	(762,940)	(3,202,518)	(71,087)
Units outstanding at end of year	1,260,076	1,447,960	18,022,108	12,703,310	859,668
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 47

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(81,848)	$66,718	$131,566	$(43,151)	$(223,669)
Net realized gain (loss) on sales of investments	891,570	(14,284)	(124,751)	370,626	1,747,810
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	386,533	20,015	140,138	174,687	1,054,410
Net increase (decrease) in net assets resulting from operations	1,196,255	72,449	146,953	502,162	2,578,551

Contract transactions
Contract purchase payments	877,608	104,282	30,477	163,982	106,405
Net transfers(1)	194,130	68,036	43,402	144,131	(358,661)
Transfers for policy loans	2,707	—	1,206	1,898	18,905
Adjustments to net assets allocated to contracts in payment period	—	—	(67)	—	(21,998)
Contract charges	(691)	(72)	(4,580)	(2,218)	(12,788)
Contract terminations:
Surrender benefits	(914,363)	(51,183)	(353,335)	(559,185)	(1,533,201)
Death benefits	(11,067)	(23,764)	(51,987)	(13,048)	(181,130)
Increase (decrease) from transactions	148,324	97,299	(334,884)	(264,440)	(1,982,468)
Increase (decrease) in net assets	1,344,579	169,748	(187,931)	237,722	596,083
Net assets at beginning of year	7,115,055	1,217,367	2,403,222	3,704,821	20,584,975
Net assets at end of year	$8,459,634	$1,387,115	$2,215,291	$3,942,543	$21,181,058

Accumulation unit activity
Units outstanding at beginning of year	1,798,011	1,255,373	1,528,305	636,898	4,078,931
Units purchased	463,928	226,856	99,551	73,582	25,379
Units redeemed	(422,384)	(137,522)	(308,577)	(110,037)	(401,599)
Units outstanding at end of year	1,839,555	1,344,707	1,319,279	600,443	3,702,711
See accompanying notes to financial statements.
 48 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(85,793)	$(208,340)	$(23,879)	$(33,046)	$43,786
Net realized gain (loss) on sales of investments	340,421	2,753,167	(215,308)	(95,638)	(17,253)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	803,414	330,297	871,295	1,141,753	89,635
Net increase (decrease) in net assets resulting from operations	1,058,042	2,875,124	632,108	1,013,069	116,168

Contract transactions
Contract purchase payments	399,079	159,335	54,626	50,706	121,553
Net transfers(1)	655,874	(54,242)	(310,279)	(185,896)	15,994
Transfers for policy loans	1,260	11,343	(2,633)	6,847	—
Adjustments to net assets allocated to contracts in payment period	—	(9,431)	—	(1,209)	—
Contract charges	(8,237)	(11,431)	(3,565)	(4,466)	(57)
Contract terminations:
Surrender benefits	(559,154)	(3,262,165)	(383,567)	(398,674)	(92,436)
Death benefits	(38,800)	(268,713)	—	(42,550)	(8,184)
Increase (decrease) from transactions	450,022	(3,435,304)	(645,418)	(575,242)	36,870
Increase (decrease) in net assets	1,508,064	(560,180)	(13,310)	437,827	153,038
Net assets at beginning of year	6,944,660	21,176,168	2,571,888	3,690,116	1,007,119
Net assets at end of year	$8,452,724	$20,615,988	$2,558,578	$4,127,943	$1,160,157

Accumulation unit activity
Units outstanding at beginning of year	2,037,663	4,682,331	1,963,640	1,412,059	942,986
Units purchased	385,560	71,853	41,677	22,062	147,542
Units redeemed	(254,378)	(789,344)	(498,380)	(214,562)	(115,623)
Units outstanding at end of year	2,168,845	3,964,840	1,506,937	1,219,559	974,905
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 49

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$471,405	$250,256	$328,460	$255,962	$30,551
Net realized gain (loss) on sales of investments	1	9	(22,703)	(24,019)	(38,757)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(9)	155,562	137,079	292,073
Net increase (decrease) in net assets resulting from operations	471,406	250,256	461,319	369,022	283,867

Contract transactions
Contract purchase payments	2,370,083	177,892	1,310,378	30,773	208,881
Net transfers(1)	3,075,508	1,017,550	489,544	95,505	147,051
Transfers for policy loans	(10,188)	2,977	(3,431)	2,061	723
Adjustments to net assets allocated to contracts in payment period	—	(1,697)	—	5,398	—
Contract charges	(6,119)	(6,559)	(2,751)	(1,919)	(855)
Contract terminations:
Surrender benefits	(2,326,121)	(1,646,551)	(705,683)	(355,718)	(393,629)
Death benefits	(280,240)	(124,257)	(39,938)	(96,435)	(29,791)
Increase (decrease) from transactions	2,822,923	(580,645)	1,048,119	(320,335)	(67,620)
Increase (decrease) in net assets	3,294,329	(330,389)	1,509,438	48,687	216,247
Net assets at beginning of year	14,324,962	8,630,655	5,574,171	5,067,987	3,911,511
Net assets at end of year	$17,619,291	$8,300,266	$7,083,609	$5,116,674	$4,127,758

Accumulation unit activity
Units outstanding at beginning of year	14,608,563	7,655,075	2,976,548	1,562,489	2,109,759
Units purchased	6,392,137	1,171,528	947,791	45,706	229,700
Units redeemed	(3,459,906)	(1,674,259)	(418,989)	(144,910)	(264,646)
Units outstanding at end of year	17,540,794	7,152,344	3,505,350	1,463,285	2,074,813
See accompanying notes to financial statements.
 50 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$37,259	$303,818	$444,606	$(109,996)	$(41,525)
Net realized gain (loss) on sales of investments	(89,620)	(102,424)	(293,804)	1,233,142	660,315
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	357,995	327,707	648,489	249,454	43,348
Net increase (decrease) in net assets resulting from operations	305,634	529,101	799,291	1,372,600	662,138

Contract transactions
Contract purchase payments	15,502	750,807	44,151	1,102,221	28,851
Net transfers(1)	170,978	531,601	362,280	(357,057)	(90,497)
Transfers for policy loans	1,146	9,402	5,643	(856)	2,667
Adjustments to net assets allocated to contracts in payment period	(1,619)	—	(3,453)	—	—
Contract charges	(6,374)	(16,023)	(15,545)	(14,051)	(3,613)
Contract terminations:
Surrender benefits	(416,403)	(441,244)	(1,082,026)	(1,624,473)	(550,867)
Death benefits	(126,390)	(160,578)	(303,730)	(16,564)	(179,637)
Increase (decrease) from transactions	(363,160)	673,965	(992,680)	(910,780)	(793,096)
Increase (decrease) in net assets	(57,526)	1,203,066	(193,389)	461,820	(130,958)
Net assets at beginning of year	4,228,024	6,819,240	10,453,055	10,066,129	4,966,353
Net assets at end of year	$4,170,498	$8,022,306	$10,259,666	$10,527,949	$4,835,395

Accumulation unit activity
Units outstanding at beginning of year	1,693,917	5,628,721	5,953,043	1,514,103	1,289,636
Units purchased	85,774	1,104,552	219,512	413,675	14,244
Units redeemed	(222,218)	(582,299)	(786,267)	(323,944)	(211,568)
Units outstanding at end of year	1,557,473	6,150,974	5,386,288	1,603,834	1,092,312
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 51

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$(487,119)	$(850,440)	$208,316	$89,410	$8,573
Net realized gain (loss) on sales of investments	1,949,417	8,067,580	(7,442)	(31,036)	89,988
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,618,337	5,359,654	(10,974)	2,837	654,672
Net increase (decrease) in net assets resulting from operations	7,080,635	12,576,794	189,900	61,211	753,233

Contract transactions
Contract purchase payments	11,806,646	2,991,631	89,041	5,629	926,399
Net transfers(1)	(4,099,827)	(618,354)	355,890	98,323	59,370
Transfers for policy loans	(118,110)	(42,965)	—	36	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(53,948)	(17,105)	(8,780)	(259)	(738)
Contract terminations:
Surrender benefits	(2,388,839)	(12,440,673)	(566,249)	(101,620)	(160,755)
Death benefits	(978,162)	(518,607)	(3,972)	—	(61,959)
Increase (decrease) from transactions	4,167,760	(10,646,073)	(134,070)	2,109	762,317
Increase (decrease) in net assets	11,248,395	1,930,721	55,830	63,320	1,515,550
Net assets at beginning of year	41,716,941	85,255,042	3,819,168	1,180,241	1,759,011
Net assets at end of year	$52,965,336	$87,185,763	$3,874,998	$1,243,561	$3,274,561

Accumulation unit activity
Units outstanding at beginning of year	29,676,855	17,267,321	3,275,956	1,229,664	974,944
Units purchased	10,013,184	905,602	445,627	140,428	567,410
Units redeemed	(7,246,077)	(3,005,589)	(569,150)	(137,376)	(223,868)
Units outstanding at end of year	32,443,962	15,167,334	3,152,433	1,232,716	1,318,486
See accompanying notes to financial statements.
 52 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$20,758	$(23,459)	$(9,278)	$(53,157)	$(8,487)
Net realized gain (loss) on sales of investments	69,482	91,132	15,667	294,826	81,511
Distributions from capital gains	—	234,590	—	—	—
Net change in unrealized appreciation (depreciation) of investments	947,971	449,353	79,149	975,873	141,171
Net increase (decrease) in net assets resulting from operations	1,038,211	751,616	85,538	1,217,542	214,195

Contract transactions
Contract purchase payments	28,410	402,821	75,240	369,249	10,120
Net transfers(1)	321,467	645,810	2,509	(187,310)	(13,314)
Transfers for policy loans	1,659	—	—	(1,966)	(3,735)
Adjustments to net assets allocated to contracts in payment period	(1,630)	—	—	—	—
Contract charges	(1,287)	(39)	(12)	(15,620)	(467)
Contract terminations:
Surrender benefits	(151,991)	(11,370)	(33,312)	(546,158)	(21,381)
Death benefits	(27,995)	(1,045)	(86,712)	(34,584)	(16,425)
Increase (decrease) from transactions	168,633	1,036,177	(42,287)	(416,389)	(45,202)
Increase (decrease) in net assets	1,206,844	1,787,793	43,251	801,153	168,993
Net assets at beginning of year	2,728,903	1,283,531	787,103	4,757,847	863,281
Net assets at end of year	$3,935,747	$3,071,324	$830,354	$5,559,000	$1,032,274

Accumulation unit activity
Units outstanding at beginning of year	1,422,126	833,594	552,994	1,336,844	218,194
Units purchased	208,193	851,855	67,897	263,068	19,546
Units redeemed	(107,805)	(181,701)	(102,835)	(227,603)	(30,784)
Units outstanding at end of year	1,522,514	1,503,748	518,056	1,372,309	206,956
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 53

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(36,075)	$(48,963)	$(32,744)	$(13,740)	$(13,180)
Net realized gain (loss) on sales of investments	475,100	293,803	415,216	181,863	130,701
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,614	327,074	(2,512)	4,565	(66,724)
Net increase (decrease) in net assets resulting from operations	449,639	571,914	379,960	172,688	50,797

Contract transactions
Contract purchase payments	142,065	86,783	170,024	16,939	20,038
Net transfers(1)	(24,650)	71,634	(49,706)	(15,754)	(179,312)
Transfers for policy loans	—	1,382	—	860	—
Adjustments to net assets allocated to contracts in payment period	—	(1,717)	—	—	—
Contract charges	(6,311)	(1,096)	(5,388)	(1,227)	(2,028)
Contract terminations:
Surrender benefits	(118,511)	(313,124)	(312,956)	(194,480)	(114,258)
Death benefits	(28,961)	(79,110)	(29,414)	(44,711)	(48,865)
Increase (decrease) from transactions	(36,368)	(235,248)	(227,440)	(238,373)	(324,425)
Increase (decrease) in net assets	413,271	336,666	152,520	(65,685)	(273,628)
Net assets at beginning of year	3,065,516	4,160,984	3,086,970	1,500,845	1,506,937
Net assets at end of year	$3,478,787	$4,497,650	$3,239,490	$1,435,160	$1,233,309

Accumulation unit activity
Units outstanding at beginning of year	762,163	982,846	792,688	370,119	493,301
Units purchased	188,023	31,395	155,465	4,688	54,434
Units redeemed	(191,182)	(81,985)	(207,540)	(63,096)	(145,877)
Units outstanding at end of year	759,004	932,256	740,613	311,711	401,858
See accompanying notes to financial statements.
 54 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(11,910)	$84	$163,437	$9,629	$20,567
Net realized gain (loss) on sales of investments	77,753	(80)	(31,208)	38,650	(38,156)
Distributions from capital gains	—	46,074	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,686	(5,828)	173,520	91,172	152,913
Net increase (decrease) in net assets resulting from operations	72,529	40,250	305,749	139,451	135,324

Contract transactions
Contract purchase payments	17,923	2,099	100,875	6,317	10,881
Net transfers(1)	(10,784)	74,923	422,064	(1,440,664)	(28,807)
Transfers for policy loans	(275)	—	948	—	4,393
Adjustments to net assets allocated to contracts in payment period	(369)	—	—	—	—
Contract charges	(550)	(8)	(417)	(4,057)	(1,517)
Contract terminations:
Surrender benefits	(129,566)	(1,988)	(339,084)	(68,091)	(220,227)
Death benefits	(1,182)	(847)	(805,547)	(18,421)	(20,069)
Increase (decrease) from transactions	(124,803)	74,179	(621,161)	(1,524,916)	(255,346)
Increase (decrease) in net assets	(52,274)	114,429	(315,412)	(1,385,465)	(120,022)
Net assets at beginning of year	1,458,976	191,241	5,404,473	2,742,476	1,824,264
Net assets at end of year	$1,406,702	$305,670	$5,089,061	$1,357,011	$1,704,242

Accumulation unit activity
Units outstanding at beginning of year	349,361	148,865	4,208,192	2,700,136	1,428,721
Units purchased	5,426	63,251	473,995	41,851	18,157
Units redeemed	(34,474)	(2,268)	(964,842)	(1,496,959)	(211,027)
Units outstanding at end of year	320,313	209,848	3,717,345	1,245,028	1,235,851
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 55

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Operations
Investment income (loss) — net	$13,880	$31,969	$26,130	$56,041	$17,708
Net realized gain (loss) on sales of investments	(36,876)	(32,672)	(65,924)	(157,114)	(68,646)
Distributions from capital gains	—	—	—	—	57,367
Net change in unrealized appreciation (depreciation) of investments	77,972	100,544	71,356	164,834	3,072
Net increase (decrease) in net assets resulting from operations	54,976	99,841	31,562	63,761	9,501

Contract transactions
Contract purchase payments	8,759	7,251	735	3,461	30,993
Net transfers(1)	(29,356)	68,441	(99,815)	57,881	47,734
Transfers for policy loans	629	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(397)	(7,572)	(116)	(7,855)	(104)
Contract terminations:
Surrender benefits	(28,492)	(124,944)	(60,490)	(249,120)	(279,339)
Death benefits	(506)	(3,279)	(28,198)	(91,988)	(11,863)
Increase (decrease) from transactions	(49,363)	(60,103)	(187,884)	(287,621)	(212,579)
Increase (decrease) in net assets	5,613	39,738	(156,322)	(223,860)	(203,078)
Net assets at beginning of year	406,598	1,653,896	1,259,245	2,259,521	1,133,143
Net assets at end of year	$412,211	$1,693,634	$1,102,923	$2,035,661	$930,065

Accumulation unit activity
Units outstanding at beginning of year	631,581	1,457,171	1,077,896	1,589,352	481,583
Units purchased	13,310	100,900	25,490	48,962	47,903
Units redeemed	(85,485)	(153,844)	(184,609)	(246,052)	(139,209)
Units outstanding at end of year	559,406	1,404,227	918,777	1,392,262	390,277
See accompanying notes to financial statements.
 56 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(48,130)	$(37,657)	$(41,733)	$88,220	$(68,192)
Net realized gain (loss) on sales of investments	891,655	403,388	354,241	(29,737)	267,022
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(207,860)	20,852	39,376	83,239	(136,894)
Net increase (decrease) in net assets resulting from operations	635,665	386,583	351,884	141,722	61,936

Contract transactions
Contract purchase payments	32,224	279,695	193,664	789,768	983,337
Net transfers(1)	(67,093)	(144,351)	(130,375)	46,488	(110,956)
Transfers for policy loans	740	—	(2,296)	—	(6,357)
Adjustments to net assets allocated to contracts in payment period	—	—	20,093	—	18,859
Contract charges	(4,495)	(1,118)	(1,212)	(7,251)	(4,305)
Contract terminations:
Surrender benefits	(1,028,958)	(141,811)	(875,002)	(269,573)	(545,402)
Death benefits	(122,326)	(37,300)	(108,780)	(18,758)	(32,656)
Increase (decrease) from transactions	(1,189,908)	(44,885)	(903,908)	540,674	302,520
Increase (decrease) in net assets	(554,243)	341,698	(552,024)	682,396	364,456
Net assets at beginning of year	5,411,626	3,256,562	4,230,225	1,954,267	6,451,624
Net assets at end of year	$4,857,383	$3,598,260	$3,678,201	$2,636,663	$6,816,080

Accumulation unit activity
Units outstanding at beginning of year	1,690,096	616,695	1,242,318	1,839,421	1,431,319
Units purchased	11,512	84,787	69,456	1,007,152	251,491
Units redeemed	(357,362)	(95,065)	(344,457)	(496,493)	(188,640)
Units outstanding at end of year	1,344,246	606,417	967,317	2,350,080	1,494,170
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 57

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$(8,790)	$(81,769)	$(12,520)	$(14,272)	$16,320
Net realized gain (loss) on sales of investments	118,272	370,455	200,874	69,324	4,554
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(99,555)	1,011,052	(119,800)	146,441	188,816
Net increase (decrease) in net assets resulting from operations	9,927	1,299,738	68,554	201,493	209,690

Contract transactions
Contract purchase payments	6,754	793,702	19,184	21,705	139,059
Net transfers(1)	(8,595)	69,252	25,673	(14,414)	249,841
Transfers for policy loans	(766)	2,076	—	157	375
Adjustments to net assets allocated to contracts in payment period	1	—	—	—	—
Contract charges	(601)	(1,448)	(1,058)	(1,150)	(20)
Contract terminations:
Surrender benefits	(194,669)	(350,427)	(353,113)	(133,794)	(9,337)
Death benefits	(11,106)	(138,797)	—	(2,534)	—
Increase (decrease) from transactions	(208,982)	374,358	(309,314)	(130,030)	379,918
Increase (decrease) in net assets	(199,055)	1,674,096	(240,760)	71,463	589,608
Net assets at beginning of year	973,167	6,622,181	1,361,473	1,361,339	601,807
Net assets at end of year	$774,112	$8,296,277	$1,120,713	$1,432,802	$1,191,415

Accumulation unit activity
Units outstanding at beginning of year	200,505	1,766,307	296,307	269,339	518,074
Units purchased	7,418	331,030	28,205	16,850	290,061
Units redeemed	(50,862)	(241,385)	(100,670)	(42,431)	(12,173)
Units outstanding at end of year	157,061	1,855,952	223,842	243,758	795,962
See accompanying notes to financial statements.
 58 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(59,648)	$8,655	$31,889	$323,865	$(550,002)
Net realized gain (loss) on sales of investments	67,477	4,793	4,338	(48,753)	2,657,626
Distributions from capital gains	132,254	69,052	—	—	9,032,980
Net change in unrealized appreciation (depreciation) of investments	1,205,862	59,557	71,335	(109,851)	(1,395,028)
Net increase (decrease) in net assets resulting from operations	1,345,945	142,057	107,562	165,261	9,745,576

Contract transactions
Contract purchase payments	1,105,645	369,104	267,101	596,256	3,229,583
Net transfers(1)	41,907	101,040	66,334	91,582	(158,318)
Transfers for policy loans	(15,181)	(1,132)	—	(12,632)	(41,289)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(508)	7,989
Contract charges	(3,657)	(21)	(137)	(6,614)	(16,515)
Contract terminations:
Surrender benefits	(167,313)	(31,712)	(133,385)	(747,528)	(6,510,060)
Death benefits	—	—	(23,423)	(130,610)	(1,123,652)
Increase (decrease) from transactions	961,401	437,279	176,490	(210,054)	(4,612,262)
Increase (decrease) in net assets	2,307,346	579,336	284,052	(44,793)	5,133,314
Net assets at beginning of year	6,617,479	861,594	1,130,886	5,593,031	52,055,131
Net assets at end of year	$8,924,825	$1,440,930	$1,414,938	$5,548,238	$57,188,445

Accumulation unit activity
Units outstanding at beginning of year	4,147,553	717,159	943,577	3,322,062	9,680,038
Units purchased	758,768	448,545	302,990	494,348	857,095
Units redeemed	(198,926)	(82,869)	(161,373)	(618,254)	(1,691,720)
Units outstanding at end of year	4,707,395	1,082,835	1,085,194	3,198,156	8,845,413
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 59

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Operations
Investment income (loss) — net	$313	$4,665	$7,202	$38,316	$(14,822)
Net realized gain (loss) on sales of investments	3,187	(14,684)	27,259	565,261	66,323
Distributions from capital gains	925	—	103,057	877,195	19,597
Net change in unrealized appreciation (depreciation) of investments	34,466	53,246	51,479	138,116	187,656
Net increase (decrease) in net assets resulting from operations	38,891	43,227	188,997	1,618,888	258,754

Contract transactions
Contract purchase payments	18,797	68,937	4,520	332,443	403,846
Net transfers(1)	(5,583)	(40,310)	95,862	64,780	32,770
Transfers for policy loans	—	(1,937)	841	5,996	(7,770)
Adjustments to net assets allocated to contracts in payment period	—	—	—	14,794	—
Contract charges	(16)	(4)	(188)	(3,689)	(135)
Contract terminations:
Surrender benefits	(1,146)	(62,789)	(82,571)	(1,113,801)	(44,508)
Death benefits	—	—	—	(90,748)	—
Increase (decrease) from transactions	12,052	(36,103)	18,464	(790,225)	384,203
Increase (decrease) in net assets	50,943	7,124	207,461	828,663	642,957
Net assets at beginning of year	89,751	493,649	903,230	8,737,089	1,229,460
Net assets at end of year	$140,694	$500,773	$1,110,691	$9,565,752	$1,872,417

Accumulation unit activity
Units outstanding at beginning of year	79,278	411,880	198,103	2,225,919	740,346
Units purchased	15,856	229,353	18,949	317,836	304,415
Units redeemed	(5,749)	(257,874)	(14,768)	(356,435)	(107,633)
Units outstanding at end of year	89,385	383,359	202,284	2,187,320	937,128
See accompanying notes to financial statements.
 60 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$(221)	$61,924	$(8,845)	$(187,105)	$965
Net realized gain (loss) on sales of investments	4,871	11,088	13,320	(55,769)	20,832
Distributions from capital gains	1,829	—	199,857	3,030,658	16,184
Net change in unrealized appreciation (depreciation) of investments	52,256	51,709	(28,371)	(364,001)	(615)
Net increase (decrease) in net assets resulting from operations	58,735	124,721	175,961	2,423,783	37,366

Contract transactions
Contract purchase payments	196,696	728,831	8,430	1,275,737	2,230
Net transfers(1)	165,703	129,845	(9,294)	(1,093,427)	1,244
Transfers for policy loans	(1,306)	5,231	—	565	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(6,024)	—
Contract charges	(25)	(20)	(366)	(10,593)	(24)
Contract terminations:
Surrender benefits	(20,993)	(46,475)	(153,241)	(2,897,665)	(21,096)
Death benefits	—	(342,723)	(705)	(388,312)	(48,021)
Increase (decrease) from transactions	340,075	474,689	(155,176)	(3,119,719)	(65,667)
Increase (decrease) in net assets	398,810	599,410	20,785	(695,936)	(28,301)
Net assets at beginning of year	342,476	2,019,146	1,783,375	26,659,738	208,067
Net assets at end of year	$741,286	$2,618,556	$1,804,160	$25,963,802	$179,766

Accumulation unit activity
Units outstanding at beginning of year	274,703	2,015,937	247,165	4,787,202	95,419
Units purchased	251,744	958,407	1,337	340,786	1,269
Units redeemed	(17,318)	(503,974)	(22,184)	(985,102)	(27,787)
Units outstanding at end of year	509,129	2,470,370	226,318	4,142,886	68,901
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 61

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Operations
Investment income (loss) — net	$12,068	$332,276	$9,641	$157,285	$31,789
Net realized gain (loss) on sales of investments	87,704	(9,506)	(48,062)	(22,561)	142
Distributions from capital gains	229,811	—	—	42,290	9,088
Net change in unrealized appreciation (depreciation) of investments	99,887	550,763	164,648	241,343	65,763
Net increase (decrease) in net assets resulting from operations	429,470	873,533	126,227	418,357	106,782

Contract transactions
Contract purchase payments	36,514	1,274,538	33,616	4,680	271,000
Net transfers(1)	49,052	1,445,011	(24,786)	35,405	11,403
Transfers for policy loans	1,090	(22,732)	888	520	375
Adjustments to net assets allocated to contracts in payment period	22,904	(1,670)	(776)	—	—
Contract charges	(1,039)	(2,844)	(1,322)	(900)	(80)
Contract terminations:
Surrender benefits	(235,729)	(1,438,317)	(155,579)	(904,038)	(33,990)
Death benefits	(16,543)	(42,238)	(42,690)	(100,336)	—
Increase (decrease) from transactions	(143,751)	1,211,748	(190,649)	(964,669)	248,708
Increase (decrease) in net assets	285,719	2,085,281	(64,422)	(546,312)	355,490
Net assets at beginning of year	2,303,593	10,888,123	1,888,133	4,337,346	864,927
Net assets at end of year	$2,589,312	$12,973,404	$1,823,711	$3,791,034	$1,220,417

Accumulation unit activity
Units outstanding at beginning of year	875,360	8,614,544	821,267	2,619,651	785,853
Units purchased	43,725	2,287,101	15,600	72,932	406,018
Units redeemed	(95,325)	(1,349,356)	(101,041)	(636,835)	(194,241)
Units outstanding at end of year	823,760	9,552,289	735,826	2,055,748	997,630
See accompanying notes to financial statements.
 62 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$842	$60,786	$6,645	$(1,558)	$16,803
Net realized gain (loss) on sales of investments	30	(22,403)	(100,194)	5,949	72,096
Distributions from capital gains	11,089	622,863	553,117	62,943	645,425
Net change in unrealized appreciation (depreciation) of investments	6,590	(22,566)	(75,738)	(25,399)	(233,423)
Net increase (decrease) in net assets resulting from operations	18,551	638,680	383,830	41,935	500,901

Contract transactions
Contract purchase payments	50,996	36,436	136,501	61,430	46,117
Net transfers(1)	885	(68,317)	(184,396)	(54,051)	(30,801)
Transfers for policy loans	—	4,300	3,282	(1,928)	2,727
Adjustments to net assets allocated to contracts in payment period	—	—	6,725	—	(6,302)
Contract charges	—	(2,709)	(2,750)	(24)	(4,749)
Contract terminations:
Surrender benefits	(239)	(1,187,819)	(952,577)	(13,295)	(620,154)
Death benefits	—	(215,844)	(56,845)	(4,552)	(31,238)
Increase (decrease) from transactions	51,642	(1,433,953)	(1,050,060)	(12,420)	(644,400)
Increase (decrease) in net assets	70,193	(795,273)	(666,230)	29,515	(143,499)
Net assets at beginning of year	68,792	7,000,744	7,059,337	780,264	6,274,231
Net assets at end of year	$138,985	$6,205,471	$6,393,107	$809,779	$6,130,732

Accumulation unit activity
Units outstanding at beginning of year	55,376	2,471,173	1,381,458	642,274	807,214
Units purchased	37,294	25,909	44,364	63,566	9,578
Units redeemed	(177)	(542,452)	(287,819)	(78,387)	(88,834)
Units outstanding at end of year	92,493	1,954,630	1,138,003	627,453	727,958
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 63

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(311)	$(882)	$(7,171)	$(2,298)	$(16,962)
Net realized gain (loss) on sales of investments	2,356	2,280	138,554	13,690	152,779
Distributions from capital gains	10,967	22,420	472,927	24,543	187,997
Net change in unrealized appreciation (depreciation) of investments	4,487	11,251	(129,767)	(7,735)	(127,931)
Net increase (decrease) in net assets resulting from operations	17,499	35,069	474,543	28,200	195,883

Contract transactions
Contract purchase payments	250	102,236	13,357	3,996	1,148
Net transfers(1)	(1)	15,721	(29,099)	(79)	(62,082)
Transfers for policy loans	—	(2,071)	—	—	2,064
Adjustments to net assets allocated to contracts in payment period	—	—	(3,022)	—	—
Contract charges	(18)	(25)	(5,246)	(92)	(5,534)
Contract terminations:
Surrender benefits	(8,668)	(3,833)	(518,023)	(7,743)	(344,065)
Death benefits	(31,811)	—	(40,645)	(26,192)	(45,723)
Increase (decrease) from transactions	(40,248)	112,028	(582,678)	(30,110)	(454,192)
Increase (decrease) in net assets	(22,749)	147,097	(108,135)	(1,910)	(258,309)
Net assets at beginning of year	164,407	163,018	3,887,458	274,581	1,971,091
Net assets at end of year	$141,658	$310,115	$3,779,323	$272,671	$1,712,782

Accumulation unit activity
Units outstanding at beginning of year	32,833	123,232	797,309	54,820	408,787
Units purchased	46	89,669	3,010	799	660
Units redeemed	(8,382)	(7,789)	(125,418)	(6,367)	(87,611)
Units outstanding at end of year	24,497	205,112	674,901	49,252	321,836
See accompanying notes to financial statements.
 64 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$88,664	$20,288	$(38,992)	$22,074	$(6,140)
Net realized gain (loss) on sales of investments	(22,485)	188,733	108,817	251	5,929
Distributions from capital gains	—	426,704	486,534	—	60,833
Net change in unrealized appreciation (depreciation) of investments	34,776	(20,311)	341,458	12,236	(31,045)
Net increase (decrease) in net assets resulting from operations	100,955	615,414	897,817	34,561	29,577

Contract transactions
Contract purchase payments	166,479	93,367	17,908	154,486	7,048
Net transfers(1)	34,065	(91,578)	(48,669)	18,356	(1,782)
Transfers for policy loans	—	(2,815)	3,101	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(5,464)	—	—
Contract charges	(158)	(8,806)	(1,430)	(9)	(247)
Contract terminations:
Surrender benefits	(105,708)	(486,972)	(334,239)	(2,096)	(95,890)
Death benefits	(25,774)	(55,385)	(66,554)	—	—
Increase (decrease) from transactions	68,904	(552,189)	(435,347)	170,737	(90,871)
Increase (decrease) in net assets	169,859	63,225	462,470	205,298	(61,294)
Net assets at beginning of year	1,381,766	4,092,252	6,335,378	515,254	791,381
Net assets at end of year	$1,551,625	$4,155,477	$6,797,848	$720,552	$730,087

Accumulation unit activity
Units outstanding at beginning of year	1,061,488	1,040,533	1,038,321	513,357	469,303
Units purchased	146,335	33,092	3,314	166,964	4,908
Units redeemed	(100,209)	(161,610)	(69,919)	(2,088)	(57,613)
Units outstanding at end of year	1,107,614	912,015	971,716	678,233	416,598
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 65

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(3,258)	$2,247	$1,479	$2,842	$253,891
Net realized gain (loss) on sales of investments	(3,479)	22,509	2,988	35,059	(80,292)
Distributions from capital gains	32,744	27,584	25,893	83,913	—
Net change in unrealized appreciation (depreciation) of investments	(16,778)	3,733	13,768	76,472	480,063
Net increase (decrease) in net assets resulting from operations	9,229	56,073	44,128	198,286	653,662

Contract transactions
Contract purchase payments	4,992	2,098	6,704	5,726	52,910
Net transfers(1)	(7,798)	(35,506)	(2,379)	(134,665)	51,323
Transfers for policy loans	—	3	—	(1,032)	14,604
Adjustments to net assets allocated to contracts in payment period	7,386	—	—	3,445	1
Contract charges	(479)	(150)	(282)	(1,420)	(8,435)
Contract terminations:
Surrender benefits	(28,637)	(105,461)	(5,824)	(162,350)	(641,581)
Death benefits	(134)	(5,748)	(6,914)	(80,163)	(185,648)
Increase (decrease) from transactions	(24,670)	(144,764)	(8,695)	(370,459)	(716,826)
Increase (decrease) in net assets	(15,441)	(88,691)	35,433	(172,173)	(63,164)
Net assets at beginning of year	353,876	445,395	314,144	1,487,102	5,937,229
Net assets at end of year	$338,435	$356,704	$349,577	$1,314,929	$5,874,065

Accumulation unit activity
Units outstanding at beginning of year	213,512	145,167	107,447	677,029	3,896,049
Units purchased	4,446	660	3,079	4,844	99,701
Units redeemed	(25,917)	(44,344)	(5,977)	(168,328)	(539,930)
Units outstanding at end of year	192,041	101,483	104,549	513,545	3,455,820
See accompanying notes to financial statements.
 66 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(80,751)	$(8,663)	$(1,037)	$(56,368)	$(10,420)
Net realized gain (loss) on sales of investments	54,343	2	(2,551)	200,257	46,767
Distributions from capital gains	1,502,365	36,738	10,111	704,391	143,319
Net change in unrealized appreciation (depreciation) of investments	(469,744)	86,194	14,732	(370,881)	52,923
Net increase (decrease) in net assets resulting from operations	1,006,213	114,271	21,255	477,399	232,589

Contract transactions
Contract purchase payments	167,851	15,720	3,805	533,371	7,451
Net transfers(1)	(71,143)	(68,942)	(2,534)	(191,408)	(21,817)
Transfers for policy loans	(394)	648	—	(3,531)	735
Adjustments to net assets allocated to contracts in payment period	—	(3,803)	8,035	—	—
Contract charges	(1,055)	(529)	(66)	(967)	(1,185)
Contract terminations:
Surrender benefits	(1,480,350)	(115,920)	(5,319)	(624,070)	(92,017)
Death benefits	(139,188)	(83,396)	(140)	(37,188)	(30,581)
Increase (decrease) from transactions	(1,524,279)	(256,222)	3,781	(323,793)	(137,414)
Increase (decrease) in net assets	(518,066)	(141,951)	25,036	153,606	95,175
Net assets at beginning of year	8,239,034	966,815	141,976	6,943,961	1,256,111
Net assets at end of year	$7,720,968	$824,864	$167,012	$7,097,567	$1,351,286

Accumulation unit activity
Units outstanding at beginning of year	2,100,625	295,340	66,170	1,662,618	275,215
Units purchased	64,632	9,966	4,150	191,614	10,051
Units redeemed	(446,876)	(83,817)	(6,184)	(320,843)	(36,100)
Units outstanding at end of year	1,718,381	221,489	64,136	1,533,389	249,166
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 67

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(12,153)	$(15,855)	$112,586	$(4,099)	$161,220
Net realized gain (loss) on sales of investments	47,534	157,274	968,846	16,183	(27,878)
Distributions from capital gains	170,919	159,719	640,653	43,804	—
Net change in unrealized appreciation (depreciation) of investments	(1,986)	59,157	865,600	(24,257)	134,968
Net increase (decrease) in net assets resulting from operations	204,314	360,295	2,587,685	31,631	268,310

Contract transactions
Contract purchase payments	140,263	30,958	1,719,058	1,800	1,024,484
Net transfers(1)	374,645	350,477	(152,308)	1	110,221
Transfers for policy loans	(3,509)	(3,060)	20,517	—	(6,620)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(24)	(266)	(3,970)	(141)	(285)
Contract terminations:
Surrender benefits	(162,216)	(214,949)	(3,381,067)	(32,539)	(262,579)
Death benefits	—	(47,672)	(320,527)	(31,662)	(85,372)
Increase (decrease) from transactions	349,159	115,488	(2,118,297)	(62,541)	779,849
Increase (decrease) in net assets	553,473	475,783	469,388	(30,910)	1,048,159
Net assets at beginning of year	1,167,656	1,682,552	19,996,465	527,301	3,968,118
Net assets at end of year	$1,721,129	$2,158,335	$20,465,853	$496,391	$5,016,277

Accumulation unit activity
Units outstanding at beginning of year	753,753	543,253	12,014,109	159,339	3,822,385
Units purchased	484,069	179,436	1,129,895	521	1,365,513
Units redeemed	(302,045)	(69,127)	(2,317,981)	(18,995)	(633,369)
Units outstanding at end of year	935,777	653,562	10,826,023	140,865	4,554,529
See accompanying notes to financial statements.
 68 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(37,110)	$6,017	$(32,942)	$9,767	$120
Net realized gain (loss) on sales of investments	6,304	63,868	226,669	9,106	6,105
Distributions from capital gains	420,770	—	246,563	—	9,056
Net change in unrealized appreciation (depreciation) of investments	95,761	246,738	38,714	144,724	30,712
Net increase (decrease) in net assets resulting from operations	485,725	316,623	479,004	163,597	45,993

Contract transactions
Contract purchase payments	600	46,777	12,464	142,968	—
Net transfers(1)	(9,454)	129,937	80,555	201,239	8,466
Transfers for policy loans	—	(4,443)	2,560	(1,981)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(18)	(267)	(2,808)	(3)	(77)
Contract terminations:
Surrender benefits	(3,994)	(137,155)	(403,327)	(1,093)	(74,401)
Death benefits	—	(2,126)	(30,685)	(5,006)	—
Increase (decrease) from transactions	(12,866)	32,723	(341,241)	336,124	(66,012)
Increase (decrease) in net assets	472,859	349,346	137,763	499,721	(20,019)
Net assets at beginning of year	2,936,411	1,136,245	3,266,240	198,419	359,869
Net assets at end of year	$3,409,270	$1,485,591	$3,404,003	$698,140	$339,850

Accumulation unit activity
Units outstanding at beginning of year	1,943,722	592,532	625,039	164,561	226,619
Units purchased	448	125,732	31,509	303,332	10,136
Units redeemed	(6,715)	(203,197)	(99,988)	(52,408)	(50,028)
Units outstanding at end of year	1,937,455	515,067	556,560	415,485	186,727
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 69

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$57,791	$30,614	$1,612	$438	$16,151
Net realized gain (loss) on sales of investments	3,036	167	16,323	2,510	28,734
Distributions from capital gains	—	—	—	—	214,534
Net change in unrealized appreciation (depreciation) of investments	13,210	2,831	91,591	19,397	(59,962)
Net increase (decrease) in net assets resulting from operations	74,037	33,612	109,526	22,345	199,457

Contract transactions
Contract purchase payments	276,651	204,985	10,941	—	174,322
Net transfers(1)	(27,523)	17,919	(3,025)	(6,080)	(75,006)
Transfers for policy loans	(2,239)	750	—	—	(4,879)
Adjustments to net assets allocated to contracts in payment period	—	—	(203)	—	8,467
Contract charges	(20)	(69)	(205)	(31)	(1,509)
Contract terminations:
Surrender benefits	(38,773)	(17,191)	(69,255)	(7,034)	(177,463)
Death benefits	(3,249)	—	(231)	—	(38,198)
Increase (decrease) from transactions	204,847	206,394	(61,978)	(13,145)	(114,266)
Increase (decrease) in net assets	278,884	240,006	47,548	9,200	85,191
Net assets at beginning of year	909,858	645,826	757,097	156,388	2,575,372
Net assets at end of year	$1,188,742	$885,832	$804,645	$165,588	$2,660,563

Accumulation unit activity
Units outstanding at beginning of year	861,300	610,235	339,214	91,405	701,034
Units purchased	278,032	204,383	8,862	—	47,365
Units redeemed	(88,881)	(16,089)	(27,238)	(6,931)	(77,034)
Units outstanding at end of year	1,050,451	798,529	320,838	84,474	671,365
See accompanying notes to financial statements.
 70 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Operations
Investment income (loss) — net	$(27,305)	$49,960	$3,618	$(1,986)	$298
Net realized gain (loss) on sales of investments	241,428	294,846	25,538	2,207	10
Distributions from capital gains	243,944	904,756	37,431	9,937	—
Net change in unrealized appreciation (depreciation) of investments	(136,024)	363,786	2,997	29,459	2,662
Net increase (decrease) in net assets resulting from operations	322,043	1,613,348	69,584	39,617	2,970

Contract transactions
Contract purchase payments	17,680	276,680	60	120,651	28,790
Net transfers(1)	14,169	(35,184)	(27,820)	3,849	10,395
Transfers for policy loans	3,276	(4,121)	—	—	—
Adjustments to net assets allocated to contracts in payment period	7,635	(2,596)	—	—	—
Contract charges	(2,026)	(3,034)	(220)	(40)	(11)
Contract terminations:
Surrender benefits	(684,021)	(1,064,804)	(56,737)	(6,435)	(2,681)
Death benefits	(21,886)	(129,080)	—	—	—
Increase (decrease) from transactions	(665,173)	(962,139)	(84,717)	118,025	36,493
Increase (decrease) in net assets	(343,130)	651,209	(15,133)	157,642	39,463
Net assets at beginning of year	3,172,482	11,474,415	521,427	200,662	130,334
Net assets at end of year	$2,829,352	$12,125,624	$506,294	$358,304	$169,797

Accumulation unit activity
Units outstanding at beginning of year	419,365	2,807,957	87,688	139,404	150,172
Units purchased	10,464	190,447	10	87,246	44,619
Units redeemed	(96,826)	(441,102)	(13,603)	(5,993)	(3,066)
Units outstanding at end of year	333,003	2,557,302	74,095	220,657	191,725
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 71

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(1,128)	$(30,283)	$(11,329)	$388	$97,391
Net realized gain (loss) on sales of investments	2,594	52,169	(68,893)	1,314	74,334
Distributions from capital gains	29,935	487,974	—	—	78,065
Net change in unrealized appreciation (depreciation) of investments	44,594	(238,069)	215,179	26,121	471,937
Net increase (decrease) in net assets resulting from operations	75,995	271,791	134,957	27,823	721,727

Contract transactions
Contract purchase payments	140,951	13,488	14,527	43,319	88,045
Net transfers(1)	158,623	(214,312)	(58,799)	(1,344)	(131,592)
Transfers for policy loans	—	1,344	1,496	—	1,001
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(37)	(2,082)	(635)	(10)	(1,379)
Contract terminations:
Surrender benefits	(14,485)	(249,997)	(184,273)	(2,236)	(627,359)
Death benefits	—	(2,464)	(3,467)	—	(95,326)
Increase (decrease) from transactions	285,052	(454,023)	(231,151)	39,729	(766,610)
Increase (decrease) in net assets	361,047	(182,232)	(96,194)	67,552	(44,883)
Net assets at beginning of year	257,651	3,447,699	1,358,276	124,456	5,792,379
Net assets at end of year	$618,698	$3,265,467	$1,262,082	$192,008	$5,747,496

Accumulation unit activity
Units outstanding at beginning of year	215,910	1,135,529	354,790	112,498	1,323,535
Units purchased	233,365	4,762	4,248	34,990	63,720
Units redeemed	(14,433)	(150,335)	(65,856)	(2,662)	(276,829)
Units outstanding at end of year	434,842	989,956	293,182	144,826	1,110,426
See accompanying notes to financial statements.
 72 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl
Operations
Investment income (loss) — net	$(37,415)	$(12,967)	$991	$6,419	$(866)
Net realized gain (loss) on sales of investments	(195,729)	115,759	7,098	477	2,463
Distributions from capital gains	—	68,459	38,190	—	6,952
Net change in unrealized appreciation (depreciation) of investments	808,840	(42,730)	38,065	6,038	22,473
Net increase (decrease) in net assets resulting from operations	575,696	128,521	84,344	12,934	31,022

Contract transactions
Contract purchase payments	207,279	2,700	13,893	220,864	—
Net transfers(1)	(135,171)	(149,365)	(5,466)	(38,581)	(16,971)
Transfers for policy loans	2,178	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,417)	(305)	(109)	—	—
Contract terminations:
Surrender benefits	(405,333)	(171,718)	(130,605)	(1,467)	(3,653)
Death benefits	(32,818)	—	(5,050)	—	—
Increase (decrease) from transactions	(365,282)	(318,688)	(127,337)	180,816	(20,624)
Increase (decrease) in net assets	210,414	(190,167)	(42,993)	193,750	10,398
Net assets at beginning of year	5,245,554	1,384,116	613,386	122,451	143,758
Net assets at end of year	$5,455,968	$1,193,949	$570,393	$316,201	$154,156

Accumulation unit activity
Units outstanding at beginning of year	1,016,916	289,983	359,443	108,132	144,236
Units purchased	51,992	1,555	29,859	195,067	—
Units redeemed	(114,814)	(69,263)	(100,482)	(42,012)	(18,636)
Units outstanding at end of year	954,094	222,275	288,820	261,187	125,600
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 73

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$91,105	$8,473	$259,158	$(14,259)	$(3,508)
Net realized gain (loss) on sales of investments	(41,792)	(3,727)	(127,184)	7,594	27,864
Distributions from capital gains	—	—	—	105,193	25,742
Net change in unrealized appreciation (depreciation) of investments	271,576	43,062	511,919	83,735	81,645
Net increase (decrease) in net assets resulting from operations	320,889	47,808	643,893	182,263	131,743

Contract transactions
Contract purchase payments	9,146	50	647,300	109,610	5,215
Net transfers(1)	(25,654)	(896)	704,422	94,208	17,929
Transfers for policy loans	—	—	107	679	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(331)
Contract charges	(3,137)	(111)	(408)	(911)	(254)
Contract terminations:
Surrender benefits	(292,963)	(44,692)	(594,586)	(180,734)	(103,673)
Death benefits	(26,970)	(2,411)	(295,002)	(18,249)	(10,494)
Increase (decrease) from transactions	(339,578)	(48,060)	461,833	4,603	(91,608)
Increase (decrease) in net assets	(18,689)	(252)	1,105,726	186,866	40,135
Net assets at beginning of year	2,629,293	267,426	8,110,997	1,300,019	388,671
Net assets at end of year	$2,610,604	$267,174	$9,216,723	$1,486,885	$428,806

Accumulation unit activity
Units outstanding at beginning of year	1,347,356	173,771	7,862,348	456,283	170,948
Units purchased	10,060	3,212	1,540,549	133,723	10,779
Units redeemed	(175,293)	(33,228)	(1,114,675)	(56,779)	(44,370)
Units outstanding at end of year	1,182,123	143,755	8,288,222	533,227	137,357
See accompanying notes to financial statements.
 74 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$51	$3,042	$(251)	$(28,191)	$(648)
Net realized gain (loss) on sales of investments	2,551	18,551	27	201,201	23,434
Distributions from capital gains	1,288	98,434	3,305	825,434	84,618
Net change in unrealized appreciation (depreciation) of investments	38,301	158,961	(2,684)	(315,399)	(61,906)
Net increase (decrease) in net assets resulting from operations	42,191	278,988	397	683,045	45,498

Contract transactions
Contract purchase payments	41,498	395,061	—	14,312	4,480
Net transfers(1)	(3,915)	14,838	1,385	(22,122)	(85,330)
Transfers for policy loans	(2,445)	—	—	4,086	1,236
Adjustments to net assets allocated to contracts in payment period	—	—	—	(5,655)	—
Contract charges	(16)	(56)	—	(2,231)	(221)
Contract terminations:
Surrender benefits	(11,018)	(60,439)	(85)	(598,628)	(57,263)
Death benefits	—	—	—	(26,151)	—
Increase (decrease) from transactions	24,104	349,404	1,300	(636,389)	(137,098)
Increase (decrease) in net assets	66,295	628,392	1,697	46,656	(91,600)
Net assets at beginning of year	136,114	1,247,964	23,758	7,499,054	743,277
Net assets at end of year	$202,409	$1,876,356	$25,455	$7,545,710	$651,677

Accumulation unit activity
Units outstanding at beginning of year	109,108	920,394	17,638	1,052,473	125,429
Units purchased	26,244	299,657	1,120	2,609	1,003
Units redeemed	(13,489)	(58,321)	—	(88,700)	(25,086)
Units outstanding at end of year	121,863	1,161,730	18,758	966,382	101,346
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 75

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(2,866)	$(11,764)	$7,169	$5,117	$(417,125)
Net realized gain (loss) on sales of investments	(2,091)	(62,495)	18,336	280,733	2,930,793
Distributions from capital gains	49,864	—	39,142	—	—
Net change in unrealized appreciation (depreciation) of investments	(10,914)	222,481	93,413	1,543,517	3,689,266
Net increase (decrease) in net assets resulting from operations	33,993	148,222	158,060	1,829,367	6,202,934

Contract transactions
Contract purchase payments	1,860	4,514	310	200,928	2,485,759
Net transfers(1)	—	(54,110)	249	30,555	(1,003,036)
Transfers for policy loans	—	—	—	—	(23,273)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(118)	(62)	(107)	(97)	(104,969)
Contract terminations:
Surrender benefits	(46,226)	(92,785)	(74,807)	(176,777)	(3,341,989)
Death benefits	—	(36,961)	(577)	(28,281)	(398,847)
Increase (decrease) from transactions	(44,484)	(179,404)	(74,932)	26,328	(2,386,355)
Increase (decrease) in net assets	(10,491)	(31,182)	83,128	1,855,695	3,816,579
Net assets at beginning of year	346,120	1,108,392	498,993	1,145,570	40,689,122
Net assets at end of year	$335,629	$1,077,210	$582,121	$3,001,265	$44,505,701

Accumulation unit activity
Units outstanding at beginning of year	62,284	1,535,370	129,203	939,152	14,846,092
Units purchased	325	64,657	195	250,776	1,350,382
Units redeemed	(9,117)	(298,118)	(16,270)	(248,008)	(2,254,686)
Units outstanding at end of year	53,492	1,301,909	113,128	941,920	13,941,788
See accompanying notes to financial statements.
 76 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(338,582)	$(246,801)	$(193,695)	$(322,758)	$(95,896)
Net realized gain (loss) on sales of investments	3,944,431	680,376	807,204	1,314,785	413,369
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,015,880	1,648,809	1,017,576	1,600,981	708,411
Net increase (decrease) in net assets resulting from operations	5,621,729	2,082,384	1,631,085	2,593,008	1,025,884

Contract transactions
Contract purchase payments	545,187	282,956	50,176	—	42,990
Net transfers(1)	(1,759,020)	2,112,180	1,777,607	(126,169)	217,416
Transfers for policy loans	21,153	1,951	(17,677)	—	—
Adjustments to net assets allocated to contracts in payment period	—	109,269	—	—	—
Contract charges	(180,435)	(229,096)	(134,269)	(481,708)	(148,985)
Contract terminations:
Surrender benefits	(3,671,359)	(2,925,448)	(2,365,794)	(4,055,338)	(1,237,912)
Death benefits	(713,301)	(447,216)	(921,454)	(174,740)	—
Increase (decrease) from transactions	(5,757,775)	(1,095,404)	(1,611,411)	(4,837,955)	(1,126,491)
Increase (decrease) in net assets	(136,046)	986,980	19,674	(2,244,947)	(100,607)
Net assets at beginning of year	36,645,386	23,058,816	19,723,575	33,561,679	9,351,326
Net assets at end of year	$36,509,340	$24,045,796	$19,743,249	$31,316,732	$9,250,719

Accumulation unit activity
Units outstanding at beginning of year	13,176,502	16,732,851	14,260,219	22,937,837	7,273,844
Units purchased	204,114	1,752,207	1,491,220	341,085	216,220
Units redeemed	(2,121,163)	(2,563,103)	(2,685,059)	(3,552,672)	(1,012,643)
Units outstanding at end of year	11,259,453	15,921,955	13,066,380	19,726,250	6,477,421
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 77

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(733,225)	$(306,694)	$(5,808,690)	$(7,985,105)	$(1,581,958)
Net realized gain (loss) on sales of investments	3,556,661	1,290,455	35,787,130	49,893,062	13,472,362
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,968,826	1,297,631	45,085,429	44,909,207	9,279,350
Net increase (decrease) in net assets resulting from operations	6,792,262	2,281,392	75,063,869	86,817,164	21,169,754

Contract transactions
Contract purchase payments	182,004	84,461	2,010,652	2,220,279	10,527,731
Net transfers(1)	858,745	2,336,804	(5,919,090)	(2,388,285)	(9,843,405)
Transfers for policy loans	—	—	8,678	(12,616)	(44,528)
Adjustments to net assets allocated to contracts in payment period	42,670	—	(592)	183,357	(21,722)
Contract charges	(1,020,315)	(449,666)	(8,188,243)	(11,069,186)	(479,160)
Contract terminations:
Surrender benefits	(8,534,872)	(3,351,557)	(53,711,197)	(88,041,486)	(15,284,037)
Death benefits	(1,790,726)	(664,344)	(6,879,658)	(10,357,721)	(788,369)
Increase (decrease) from transactions	(10,262,494)	(2,044,302)	(72,679,450)	(109,465,658)	(15,933,490)
Increase (decrease) in net assets	(3,470,232)	237,090	2,384,419	(22,648,494)	5,236,264
Net assets at beginning of year	73,922,484	31,134,295	588,196,978	798,509,897	153,248,694
Net assets at end of year	$70,452,252	$31,371,385	$590,581,397	$775,861,403	$158,484,958

Accumulation unit activity
Units outstanding at beginning of year	55,074,881	26,351,201	342,064,988	494,609,710	65,233,343
Units purchased	3,536,090	3,464,694	11,885,007	21,543,869	5,002,580
Units redeemed	(10,954,897)	(5,291,145)	(52,076,053)	(87,835,004)	(11,289,815)
Units outstanding at end of year	47,656,074	24,524,750	301,873,942	428,318,575	58,946,108
See accompanying notes to financial statements.
 78 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(798,644)	$(610,892)	$(460,724)	$(4,288,693)	$(2,867,804)
Net realized gain (loss) on sales of investments	5,473,495	3,280,681	3,072,052	22,949,459	22,629,863
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,785,986	3,457,963	2,383,496	31,536,588	16,125,686
Net increase (decrease) in net assets resulting from operations	11,460,837	6,127,752	4,994,824	50,197,354	35,887,745

Contract transactions
Contract purchase payments	1,038,865	1,490,133	62,591	8,218,309	470,616
Net transfers(1)	(1,654,156)	785,313	1,101,056	11,290,185	(214,912)
Transfers for policy loans	82,349	3,885	—	(17,476)	55,650
Adjustments to net assets allocated to contracts in payment period	—	39,540	—	(39,312)	—
Contract charges	(377,950)	(497,111)	(290,508)	(3,664,844)	(2,034,122)
Contract terminations:
Surrender benefits	(6,596,253)	(6,924,619)	(5,029,617)	(38,079,326)	(30,488,239)
Death benefits	(270,898)	(1,038,803)	(1,480,006)	(7,914,656)	(4,908,818)
Increase (decrease) from transactions	(7,778,043)	(6,141,662)	(5,636,484)	(30,207,120)	(37,119,825)
Increase (decrease) in net assets	3,682,794	(13,910)	(641,660)	19,990,234	(1,232,080)
Net assets at beginning of year	83,664,794	59,422,056	47,807,087	412,750,301	302,511,080
Net assets at end of year	$87,347,588	$59,408,146	$47,165,427	$432,740,535	$301,279,000

Accumulation unit activity
Units outstanding at beginning of year	35,191,178	35,894,991	28,573,593	205,565,888	149,082,238
Units purchased	443,472	2,227,903	713,745	10,545,721	780,480
Units redeemed	(3,573,879)	(5,890,614)	(3,882,616)	(24,831,644)	(18,160,002)
Units outstanding at end of year	32,060,771	32,232,280	25,404,722	191,279,965	131,702,716
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 79

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$65,544	$(8,124)	$(11,014)	$2,236	$(14,876)
Net realized gain (loss) on sales of investments	(16,608)	50,061	188,281	35,729	9,720
Distributions from capital gains	—	—	—	98,845	19,915
Net change in unrealized appreciation (depreciation) of investments	46,133	60,353	(44,504)	322,387	356,228
Net increase (decrease) in net assets resulting from operations	95,069	102,290	132,763	459,197	370,987

Contract transactions
Contract purchase payments	26,620	18,010	3,269	415,023	32,686
Net transfers(1)	130,647	(871)	(50,001)	16,590	8,473
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	20,094	—
Contract charges	(5,522)	(40)	(2,617)	(1,057)	(1,215)
Contract terminations:
Surrender benefits	(121,898)	(75,934)	(148,328)	(144,289)	(160,073)
Death benefits	(29,192)	—	(22,004)	(68,021)	(14,887)
Increase (decrease) from transactions	655	(58,835)	(219,681)	238,340	(135,016)
Increase (decrease) in net assets	95,724	43,455	(86,918)	697,537	235,971
Net assets at beginning of year	1,535,834	902,960	1,240,453	1,801,737	2,321,617
Net assets at end of year	$1,631,558	$946,415	$1,153,535	$2,499,274	$2,557,588

Accumulation unit activity
Units outstanding at beginning of year	1,358,315	324,123	316,881	1,055,962	1,357,917
Units purchased	134,652	8,427	2,417	318,187	63,464
Units redeemed	(135,338)	(20,319)	(56,210)	(196,722)	(134,576)
Units outstanding at end of year	1,357,629	312,231	263,088	1,177,427	1,286,805
See accompanying notes to financial statements.
 80 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$23,171	$(16,129)	$(8,877)	$(20,964)	$(256,613)
Net realized gain (loss) on sales of investments	72,834	139,852	39,616	188,741	651,313
Distributions from capital gains	3,570	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	331,315	(42,627)	16,178	(27,602)	1,509,495
Net increase (decrease) in net assets resulting from operations	430,890	81,096	46,917	140,175	1,904,195

Contract transactions
Contract purchase payments	117,379	38,874	28,792	25,549	—
Net transfers(1)	(185,463)	(7,355)	38,574	5,808	(491,500)
Transfers for policy loans	—	—	—	2,222	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(734)	(5,112)	(2,724)	(4,849)	(258,061)
Contract terminations:
Surrender benefits	(90,023)	(450,352)	(117,421)	(231,628)	(2,031,095)
Death benefits	(17,303)	(15,813)	(6,122)	(47,723)	(57,982)
Increase (decrease) from transactions	(176,144)	(439,758)	(58,901)	(250,621)	(2,838,638)
Increase (decrease) in net assets	254,746	(358,662)	(11,984)	(110,446)	(934,443)
Net assets at beginning of year	1,432,237	1,780,526	896,151	2,511,119	25,204,233
Net assets at end of year	$1,686,983	$1,421,864	$884,167	$2,400,673	$24,269,790

Accumulation unit activity
Units outstanding at beginning of year	1,012,721	564,726	338,917	616,818	18,890,960
Units purchased	68,892	34,072	40,149	15,761	40,434
Units redeemed	(190,386)	(176,285)	(64,174)	(86,420)	(2,108,830)
Units outstanding at end of year	891,227	422,513	314,892	546,159	16,822,564
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 81

Statement of Changes in Net Assets

Year ended December 31, 2025 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(2,670,010)	$(1,444,225)	$34,403
Net realized gain (loss) on sales of investments	11,208,714	4,431,824	(4,575)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,829,992	9,253,135	20,194
Net increase (decrease) in net assets resulting from operations	25,368,696	12,240,734	50,022

Contract transactions
Contract purchase payments	636,552	946,659	82,772
Net transfers(1)	491,508	(46,234)	43,544
Transfers for policy loans	—	—	—
Adjustments to net assets allocated to contracts in payment period	(1,062)	(877)	—
Contract charges	(4,101,475)	(1,822,284)	(25)
Contract terminations:
Surrender benefits	(21,002,923)	(8,037,890)	(38,995)
Death benefits	(916,132)	(1,618,694)	(5,899)
Increase (decrease) from transactions	(24,893,532)	(10,579,320)	81,397
Increase (decrease) in net assets	475,164	1,661,414	131,419
Net assets at beginning of year	267,540,025	141,194,528	531,832
Net assets at end of year	$268,015,189	$142,855,942	$663,251

Accumulation unit activity
Units outstanding at beginning of year	152,313,045	91,751,959	426,553
Units purchased	3,931,813	1,766,233	134,811
Units redeemed	(17,554,730)	(8,375,144)	(74,485)
Units outstanding at end of year	138,690,128	85,143,048	486,879

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
See accompanying notes to financial statements.
 82 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(1,240)	$50,530	$(130,086)	$17,074	$(4,533)
Net realized gain (loss) on sales of investments	(20,143)	32,105	426,687	150,550	12,664
Distributions from capital gains	—	—	536,601	169,781	1,353
Net change in unrealized appreciation (depreciation) of investments	82,517	68,081	1,598,152	214,078	1,829
Net increase (decrease) in net assets resulting from operations	61,134	150,716	2,431,354	551,483	11,313

Contract transactions
Contract purchase payments	19,259	68,235	1,651,767	22,224	4,297
Net transfers(1)	(1,011)	17,515	(528,815)	(110,453)	143,236
Transfers for policy loans	5,753	(2,144)	1,242	12,541	1,322
Adjustments to net assets allocated to contracts in payment period	—	(553)	(12,138)	—	—
Contract charges	(182)	(4,561)	(1,850)	(2,430)	(433)
Contract terminations:
Surrender benefits	(106,453)	(454,511)	(768,646)	(539,317)	(35,291)
Death benefits	—	(21,461)	(52,961)	(162,979)	(3,762)
Increase (decrease) from transactions	(82,634)	(397,480)	288,599	(780,414)	109,369
Increase (decrease) in net assets	(21,500)	(246,764)	2,719,953	(228,931)	120,682
Net assets at beginning of year	714,329	3,634,482	10,229,156	4,743,634	447,989
Net assets at end of year	$692,829	$3,387,718	$12,949,109	$4,514,703	$568,671

Accumulation unit activity
Units outstanding at beginning of year	548,802	2,181,158	1,824,422	1,281,867	148,617
Units purchased	17,847	60,892	470,735	20,106	46,570
Units redeemed	(80,276)	(284,856)	(404,641)	(206,622)	(13,530)
Units outstanding at end of year	486,373	1,957,194	1,890,516	1,095,351	181,657
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 83

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	BlackRock Adv SMID Cap VI, Cl III
Operations
Investment income (loss) — net	$11,083	$(25,606)	$(44,157)	$55,651	$1,659
Net realized gain (loss) on sales of investments	78,771	21,805	(104,648)	290,381	2,447
Distributions from capital gains	145,276	286,964	—	64,109	—
Net change in unrealized appreciation (depreciation) of investments	77,427	84,922	871,841	353,918	28,418
Net increase (decrease) in net assets resulting from operations	312,557	368,085	723,036	764,059	32,524

Contract transactions
Contract purchase payments	31,317	72,393	84,383	95,301	44,012
Net transfers(1)	18,527	161,603	36,849	(305,628)	5,042
Transfers for policy loans	82	(53)	669	254	—
Adjustments to net assets allocated to contracts in payment period	—	(8,396)	—	—	—
Contract charges	(1,325)	(688)	(1,408)	(520)	(13)
Contract terminations:
Surrender benefits	(476,527)	(177,020)	(489,045)	(323,569)	(10,989)
Death benefits	—	(6,216)	(41,960)	(6,011)	—
Increase (decrease) from transactions	(427,926)	41,623	(410,512)	(540,173)	38,052
Increase (decrease) in net assets	(115,369)	409,708	312,524	223,886	70,576
Net assets at beginning of year	2,385,922	2,553,302	4,170,139	2,021,816	293,185
Net assets at end of year	$2,270,553	$2,963,010	$4,482,663	$2,245,702	$363,761

Accumulation unit activity
Units outstanding at beginning of year	670,071	501,968	1,054,076	1,617,247	258,154
Units purchased	38,553	47,527	53,117	91,752	40,970
Units redeemed	(146,096)	(44,378)	(141,018)	(422,820)	(9,143)
Units outstanding at end of year	562,528	505,117	966,175	1,286,179	289,981
See accompanying notes to financial statements.
 84 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(13,672)	$(527)	$3,887	$19,992	$(4,101)
Net realized gain (loss) on sales of investments	(62,653)	1,020	3,589	35,355	704
Distributions from capital gains	577,014	514	7,997	38,915	15,348
Net change in unrealized appreciation (depreciation) of investments	(3,796)	14,670	46,604	277,110	2,390
Net increase (decrease) in net assets resulting from operations	496,893	15,677	62,077	371,372	14,341

Contract transactions
Contract purchase payments	334,178	5,948	20,171	6,032	10,979
Net transfers(1)	357,798	(1,825)	87,024	53,956	(25,397)
Transfers for policy loans	(50,888)	—	—	950	(4,073)
Adjustments to net assets allocated to contracts in payment period	(14,801)	—	—	—	—
Contract charges	(1,008)	—	(27)	(643)	(259)
Contract terminations:
Surrender benefits	(488,508)	(2,085)	(15,346)	(78,301)	(3,493)
Death benefits	(21,843)	—	—	(2,178)	(8,616)
Increase (decrease) from transactions	114,928	2,038	91,822	(20,184)	(30,859)
Increase (decrease) in net assets	611,821	17,715	153,899	351,188	(16,518)
Net assets at beginning of year	6,170,764	64,422	314,805	1,948,989	471,751
Net assets at end of year	$6,782,585	$82,137	$468,704	$2,300,177	$455,233

Accumulation unit activity
Units outstanding at beginning of year	3,690,319	54,649	287,754	741,769	132,735
Units purchased	525,626	4,858	89,024	31,854	3,423
Units redeemed	(410,584)	(2,722)	(12,562)	(33,854)	(12,778)
Units outstanding at end of year	3,805,361	56,785	364,216	739,769	123,380
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 85

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Acorn	Col VP Acorn Intl	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$(74,812)	$24,057	$(171,301)	$(567,114)	$14,425
Net realized gain (loss) on sales of investments	(562,819)	(252,939)	165,929	3,111,475	(41,213)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,684,223	(225,531)	1,835,029	3,931,282	62,300
Net increase (decrease) in net assets resulting from operations	1,046,592	(454,413)	1,829,657	6,475,643	35,512

Contract transactions
Contract purchase payments	66,690	100,771	4,471,861	610,992	31,031
Net transfers(1)	(191,560)	(265,767)	83,492	2,032,130	(13,549)
Transfers for policy loans	5,409	2,438	(7,805)	(31,856)	—
Adjustments to net assets allocated to contracts in payment period	(1,759)	(1,807)	—	(21,749)	—
Contract charges	(6,750)	(5,173)	(42,055)	(12,899)	(146)
Contract terminations:
Surrender benefits	(1,098,205)	(609,328)	(551,740)	(5,298,819)	(88,431)
Death benefits	(74,879)	(33,577)	(167,715)	(844,754)	—
Increase (decrease) from transactions	(1,301,054)	(812,443)	3,786,038	(3,566,955)	(71,095)
Increase (decrease) in net assets	(254,462)	(1,266,856)	5,615,695	2,908,688	(35,583)
Net assets at beginning of year	8,405,680	5,634,252	12,875,516	49,684,729	658,204
Net assets at end of year	$8,151,218	$4,367,396	$18,491,211	$52,593,417	$622,621

Accumulation unit activity
Units outstanding at beginning of year	1,691,056	1,882,847	12,308,097	16,441,526	870,342
Units purchased	23,131	55,579	4,020,375	1,160,799	76,196
Units redeemed	(264,531)	(297,032)	(691,497)	(2,201,659)	(169,941)
Units outstanding at end of year	1,449,656	1,641,394	15,636,975	15,400,666	776,597
See accompanying notes to financial statements.
 86 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Contrarian Core, Cl 2	Col VP Corporate Bond, Cl 2	Col VP Corporate Bond, Cl 3	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(72,886)	$21,344	$58,396	$(36,172)	$(217,376)
Net realized gain (loss) on sales of investments	646,005	(8,428)	(94,263)	349,662	1,390,912
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	726,406	11,648	92,201	389,132	3,077,812
Net increase (decrease) in net assets resulting from operations	1,299,525	24,564	56,334	702,622	4,251,348

Contract transactions
Contract purchase payments	648,337	113,715	25,191	133,028	95,493
Net transfers(1)	72,438	47,997	192,914	81,339	(153,041)
Transfers for policy loans	(15,006)	—	(190)	1,849	(2,455)
Adjustments to net assets allocated to contracts in payment period	—	—	(66)	—	(20,021)
Contract charges	(678)	(128)	(4,992)	(2,067)	(13,263)
Contract terminations:
Surrender benefits	(710,994)	(51,821)	(191,251)	(363,537)	(1,330,985)
Death benefits	(213,033)	(7,751)	(143,928)	(29,950)	(148,352)
Increase (decrease) from transactions	(218,936)	102,012	(122,322)	(179,338)	(1,572,624)
Increase (decrease) in net assets	1,080,589	126,576	(65,988)	523,284	2,678,724
Net assets at beginning of year	6,034,466	1,090,791	2,469,210	3,181,537	17,906,251
Net assets at end of year	$7,115,055	$1,217,367	$2,403,222	$3,704,821	$20,584,975

Accumulation unit activity
Units outstanding at beginning of year	1,860,137	1,150,482	1,623,472	678,151	4,412,270
Units purchased	261,255	166,909	135,278	107,115	25,908
Units redeemed	(323,381)	(62,018)	(230,445)	(148,368)	(359,247)
Units outstanding at end of year	1,798,011	1,255,373	1,528,305	636,898	4,078,931
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 87

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(71,952)	$(208,264)	$(354)	$5,697	$40,353
Net realized gain (loss) on sales of investments	287,121	1,589,009	(172,753)	(235,437)	(33,623)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	598,487	1,372,666	285,176	405,952	45,171
Net increase (decrease) in net assets resulting from operations	813,656	2,753,411	112,069	176,212	51,901

Contract transactions
Contract purchase payments	790,027	202,767	112,632	50,082	7,919
Net transfers(1)	196,190	371,403	(21,589)	7,840	(60,384)
Transfers for policy loans	599	12,219	—	7,187	—
Adjustments to net assets allocated to contracts in payment period	—	(11,604)	—	(1,100)	—
Contract charges	(7,957)	(11,795)	(3,284)	(4,928)	(61)
Contract terminations:
Surrender benefits	(640,061)	(1,633,362)	(193,760)	(412,682)	(76,712)
Death benefits	(38,072)	(422,983)	—	(184,998)	—
Increase (decrease) from transactions	300,726	(1,493,355)	(106,001)	(538,599)	(129,238)
Increase (decrease) in net assets	1,114,382	1,260,056	6,068	(362,387)	(77,337)
Net assets at beginning of year	5,830,278	19,916,112	2,565,820	4,052,503	1,084,456
Net assets at end of year	$6,944,660	$21,176,168	$2,571,888	$3,690,116	$1,007,119

Accumulation unit activity
Units outstanding at beginning of year	1,943,382	5,005,618	2,046,111	1,651,637	1,068,129
Units purchased	374,923	160,878	105,700	47,028	43,688
Units redeemed	(280,642)	(484,165)	(188,171)	(286,606)	(168,831)
Units outstanding at end of year	2,037,663	4,682,331	1,963,640	1,412,059	942,986
See accompanying notes to financial statements.
 88 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$599,737	$305,996	$232,849	$241,156	$165,451
Net realized gain (loss) on sales of investments	1	6	(22,385)	(51,478)	(78,522)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1)	(7)	64,073	102,489	83,610
Net increase (decrease) in net assets resulting from operations	599,737	305,995	274,537	292,167	170,539

Contract transactions
Contract purchase payments	1,628,167	389,712	970,576	31,591	399,887
Net transfers(1)	(1,903,839)	1,525,090	231,151	51,035	(19,748)
Transfers for policy loans	(27,788)	3,770	(4,938)	754	4,760
Adjustments to net assets allocated to contracts in payment period	—	13,389	—	(3,228)	—
Contract charges	(5,645)	(6,207)	(2,002)	(2,213)	(991)
Contract terminations:
Surrender benefits	(2,254,535)	(1,102,445)	(373,658)	(549,390)	(377,975)
Death benefits	(139,364)	(53,548)	—	(51,079)	(22,102)
Increase (decrease) from transactions	(2,703,004)	769,761	821,129	(522,530)	(16,169)
Increase (decrease) in net assets	(2,103,267)	1,075,756	1,095,666	(230,363)	154,370
Net assets at beginning of year	16,428,229	7,554,899	4,478,505	5,298,350	3,757,141
Net assets at end of year	$14,324,962	$8,630,655	$5,574,171	$5,067,987	$3,911,511

Accumulation unit activity
Units outstanding at beginning of year	16,946,114	6,988,743	2,523,962	1,734,598	2,123,991
Units purchased	5,146,890	1,760,059	771,839	34,528	280,613
Units redeemed	(7,484,441)	(1,093,727)	(319,253)	(206,637)	(294,845)
Units outstanding at end of year	14,608,563	7,655,075	2,976,548	1,562,489	2,109,759
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 89

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$195,777	$233,181	$401,100	$(97,177)	$(40,680)
Net realized gain (loss) on sales of investments	(182,322)	(99,367)	(266,886)	566,466	545,130
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	192,171	(89,516)	(33,702)	1,827,279	716,195
Net increase (decrease) in net assets resulting from operations	205,626	44,298	100,512	2,296,568	1,220,645

Contract transactions
Contract purchase payments	33,706	840,263	60,981	836,728	74,306
Net transfers(1)	421,952	273,479	456,641	210,772	33,542
Transfers for policy loans	(1,872)	9,156	7,212	67	(2,978)
Adjustments to net assets allocated to contracts in payment period	(1,604)	—	(4,196)	—	—
Contract charges	(6,922)	(14,884)	(16,784)	(13,906)	(4,219)
Contract terminations:
Surrender benefits	(417,435)	(332,240)	(726,134)	(454,611)	(631,661)
Death benefits	(268,832)	(41,553)	(349,175)	(327,429)	(33,187)
Increase (decrease) from transactions	(241,007)	734,221	(571,455)	251,621	(564,197)
Increase (decrease) in net assets	(35,381)	778,519	(470,943)	2,548,189	656,448
Net assets at beginning of year	4,263,405	6,040,721	10,923,998	7,517,940	4,309,905
Net assets at end of year	$4,228,024	$6,819,240	$10,453,055	$10,066,129	$4,966,353

Accumulation unit activity
Units outstanding at beginning of year	1,787,666	5,019,940	6,273,479	1,465,047	1,468,438
Units purchased	196,760	1,242,815	295,236	225,348	41,152
Units redeemed	(290,509)	(634,034)	(615,672)	(176,292)	(219,954)
Units outstanding at end of year	1,693,917	5,628,721	5,953,043	1,514,103	1,289,636
See accompanying notes to financial statements.
 90 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2
Operations
Investment income (loss) — net	$(323,023)	$(833,501)	$91,675	$40,786	$37,672
Net realized gain (loss) on sales of investments	452,102	6,300,521	(5,687)	(64,595)	374
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,745,357	11,563,816	42,653	(35,993)	(27,486)
Net increase (decrease) in net assets resulting from operations	5,874,436	17,030,836	128,641	(59,802)	10,560

Contract transactions
Contract purchase payments	15,870,486	3,134,760	283,915	174,512	617,841
Net transfers(1)	1,443,557	1,556,226	106,506	(287,861)	91,606
Transfers for policy loans	(92,814)	(10,893)	—	634	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(49,809)	(18,884)	(8,123)	(244)	(898)
Contract terminations:
Surrender benefits	(1,491,461)	(9,997,992)	(338,927)	(34,527)	(38,641)
Death benefits	(190,482)	(319,098)	(199,404)	—	(13,150)
Increase (decrease) from transactions	15,489,477	(5,655,881)	(156,033)	(147,486)	656,758
Increase (decrease) in net assets	21,363,913	11,374,955	(27,392)	(207,288)	667,318
Net assets at beginning of year	20,353,028	73,880,087	3,846,560	1,387,529	1,091,693
Net assets at end of year	$41,716,941	$85,255,042	$3,819,168	$1,180,241	$1,759,011

Accumulation unit activity
Units outstanding at beginning of year	17,793,877	18,550,688	3,415,010	1,358,851	602,798
Units purchased	17,831,407	1,080,285	436,066	483,064	412,453
Units redeemed	(5,948,429)	(2,363,652)	(575,120)	(612,251)	(40,307)
Units outstanding at end of year	29,676,855	17,267,321	3,275,956	1,229,664	974,944
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 91

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Overseas Core, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Select Lg Cap Eq, Cl 2	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$94,261	$(8,610)	$(6,057)	$(48,717)	$(8,015)
Net realized gain (loss) on sales of investments	26,299	4,516	5,660	130,040	63,653
Distributions from capital gains	—	69,638	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(50,003)	125,356	99,123	384,405	29,728
Net increase (decrease) in net assets resulting from operations	70,557	190,900	98,726	465,728	85,366

Contract transactions
Contract purchase payments	23,754	567,702	458,799	420,224	10,869
Net transfers(1)	(4,605)	(1,833)	3,429	188,866	105,874
Transfers for policy loans	1,461	—	—	36	81
Adjustments to net assets allocated to contracts in payment period	(2,259)	—	—	—	—
Contract charges	(1,249)	(8)	—	(14,981)	(599)
Contract terminations:
Surrender benefits	(254,583)	(1,735)	(1,902)	(191,131)	(131,804)
Death benefits	(53,933)	(8,409)	—	(16,261)	—
Increase (decrease) from transactions	(291,414)	555,717	460,326	386,753	(15,579)
Increase (decrease) in net assets	(220,857)	746,617	559,052	852,481	69,787
Net assets at beginning of year	2,949,760	536,914	228,051	3,905,366	793,494
Net assets at end of year	$2,728,903	$1,283,531	$787,103	$4,757,847	$863,281

Accumulation unit activity
Units outstanding at beginning of year	1,571,357	435,692	195,723	1,238,567	224,008
Units purchased	26,399	411,226	373,049	370,727	41,365
Units redeemed	(175,630)	(13,324)	(15,778)	(272,450)	(47,179)
Units outstanding at end of year	1,422,126	833,594	552,994	1,336,844	218,194
See accompanying notes to financial statements.
 92 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(30,420)	$(42,130)	$(33,731)	$(15,961)	$(16,237)
Net realized gain (loss) on sales of investments	64,837	197,492	150,191	278,297	46,250
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	515,991	588,868	202,284	(73,108)	141,804
Net increase (decrease) in net assets resulting from operations	550,408	744,230	318,744	189,228	171,817

Contract transactions
Contract purchase payments	262,867	91,288	125,352	19,630	30,735
Net transfers(1)	(31,212)	202,125	201,631	(54,400)	(33,291)
Transfers for policy loans	—	(1,895)	—	(5,451)	—
Adjustments to net assets allocated to contracts in payment period	—	(1,503)	—	—	—
Contract charges	(6,170)	(1,046)	(5,372)	(1,244)	(2,137)
Contract terminations:
Surrender benefits	(82,988)	(165,811)	(309,365)	(330,613)	(46,744)
Death benefits	(35,981)	(35,551)	(12,466)	(21,932)	(5,906)
Increase (decrease) from transactions	106,516	87,607	(220)	(394,010)	(57,343)
Increase (decrease) in net assets	656,924	831,837	318,524	(204,782)	114,474
Net assets at beginning of year	2,408,592	3,329,147	2,768,446	1,705,627	1,392,463
Net assets at end of year	$3,065,516	$4,160,984	$3,086,970	$1,500,845	$1,506,937

Accumulation unit activity
Units outstanding at beginning of year	731,105	973,707	793,023	460,182	511,122
Units purchased	74,112	81,039	106,725	7,709	116,578
Units redeemed	(43,054)	(71,900)	(107,060)	(97,772)	(134,399)
Units outstanding at end of year	762,163	982,846	792,688	370,119	493,301
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 93

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(12,502)	$(478)	$161,714	$91,562	$45,850
Net realized gain (loss) on sales of investments	104,100	163	(58,937)	(29,595)	(63,118)
Distributions from capital gains	—	4,068	—	—	—
Net change in unrealized appreciation (depreciation) of investments	80,094	3,739	45,843	111,883	29,226
Net increase (decrease) in net assets resulting from operations	171,692	7,492	148,620	173,850	11,958

Contract transactions
Contract purchase payments	23,548	38,188	1,075,923	3,767,471	18,652
Net transfers(1)	35,658	124,210	562,074	(2,478,160)	(14,018)
Transfers for policy loans	591	—	(1,283)	—	1,747
Adjustments to net assets allocated to contracts in payment period	(373)	—	—	—	—
Contract charges	(664)	(7)	(415)	(3,794)	(1,871)
Contract terminations:
Surrender benefits	(186,561)	(921)	(346,995)	(82,732)	(271,833)
Death benefits	(3,970)	(7,751)	(45,154)	(3,923)	(81,434)
Increase (decrease) from transactions	(131,771)	153,719	1,244,150	1,198,862	(348,757)
Increase (decrease) in net assets	39,921	161,211	1,392,770	1,372,712	(336,799)
Net assets at beginning of year	1,419,055	30,030	4,011,703	1,369,764	2,161,063
Net assets at end of year	$1,458,976	$191,241	$5,404,473	$2,742,476	$1,824,264

Accumulation unit activity
Units outstanding at beginning of year	378,726	24,219	3,224,170	1,364,566	1,700,722
Units purchased	16,655	131,969	1,864,752	5,367,688	20,715
Units redeemed	(46,020)	(7,323)	(880,730)	(4,032,118)	(292,716)
Units outstanding at end of year	349,361	148,865	4,208,192	2,700,136	1,428,721
See accompanying notes to financial statements.
 94 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2
Operations
Investment income (loss) — net	$9,428	$46,949	$9,514	$23,181	$14,838
Net realized gain (loss) on sales of investments	(45,319)	(16,345)	(68,321)	(132,419)	(39,825)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	52,793	(23,989)	27,634	65,001	118,128
Net increase (decrease) in net assets resulting from operations	16,902	6,615	(31,173)	(44,237)	93,141

Contract transactions
Contract purchase payments	16,006	16,619	25,871	23,406	41,785
Net transfers(1)	(425)	80,677	(8,923)	180,982	(60,648)
Transfers for policy loans	(1,225)	—	—	446	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(393)	(6,742)	(135)	(8,452)	(109)
Contract terminations:
Surrender benefits	(61,359)	(24,153)	(141,237)	(198,115)	(62,771)
Death benefits	(3,295)	—	(16,386)	(108,008)	(9,886)
Increase (decrease) from transactions	(50,691)	66,401	(140,810)	(109,741)	(91,629)
Increase (decrease) in net assets	(33,789)	73,016	(171,983)	(153,978)	1,512
Net assets at beginning of year	440,387	1,580,880	1,431,228	2,413,499	1,131,631
Net assets at end of year	$406,598	$1,653,896	$1,259,245	$2,259,521	$1,133,143

Accumulation unit activity
Units outstanding at beginning of year	709,269	1,399,907	1,195,683	1,665,163	524,729
Units purchased	41,384	118,057	42,077	142,258	17,655
Units redeemed	(119,072)	(60,793)	(159,864)	(218,069)	(60,801)
Units outstanding at end of year	631,581	1,457,171	1,077,896	1,589,352	481,583
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 95

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Prin Lg Cap Gro, Cl 1	CTIVP Prin Lg Cap Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(51,952)	$(32,967)	$(46,315)	$68,237	$(67,771)
Net realized gain (loss) on sales of investments	619,876	166,077	243,994	(4,974)	332,914
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	446,057	391,449	233,244	(57,283)	244,704
Net increase (decrease) in net assets resulting from operations	1,013,981	524,559	430,923	5,980	509,847

Contract transactions
Contract purchase payments	23,530	260,984	211,088	167,724	683,860
Net transfers(1)	(129,349)	66,273	136,256	(399,690)	(424,740)
Transfers for policy loans	833	27	(934)	—	(6,449)
Adjustments to net assets allocated to contracts in payment period	—	—	97	—	92
Contract charges	(4,903)	(1,099)	(1,300)	(6,348)	(4,021)
Contract terminations:
Surrender benefits	(626,993)	(190,705)	(306,927)	(37,909)	(381,226)
Death benefits	(118,258)	(15,277)	(401,694)	—	(54,564)
Increase (decrease) from transactions	(855,140)	120,203	(363,414)	(276,223)	(187,048)
Increase (decrease) in net assets	158,841	644,762	67,509	(270,243)	322,799
Net assets at beginning of year	5,252,785	2,611,800	4,162,716	2,224,510	6,128,825
Net assets at end of year	$5,411,626	$3,256,562	$4,230,225	$1,954,267	$6,451,624

Accumulation unit activity
Units outstanding at beginning of year	1,972,779	593,251	1,351,868	2,117,402	1,474,591
Units purchased	8,333	79,612	126,295	362,907	154,257
Units redeemed	(291,016)	(56,168)	(235,845)	(640,888)	(197,529)
Units outstanding at end of year	1,690,096	616,695	1,242,318	1,839,421	1,431,319
See accompanying notes to financial statements.
 96 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Wellington Lg Cap Val, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$(9,555)	$(63,410)	$(13,773)	$(13,564)	$10,957
Net realized gain (loss) on sales of investments	104,504	256,778	98,199	32,218	2,126
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(16,566)	317,182	112,491	277,019	(17,400)
Net increase (decrease) in net assets resulting from operations	78,383	510,550	196,917	295,673	(4,317)

Contract transactions
Contract purchase payments	10,100	1,269,610	30,551	18,800	155,293
Net transfers(1)	35,631	273,493	(51,305)	(74,499)	121,333
Transfers for policy loans	1,237	(674)	—	(1,363)	365
Adjustments to net assets allocated to contracts in payment period	(1,517)	—	—	—	—
Contract charges	(730)	(1,396)	(921)	(1,111)	(27)
Contract terminations:
Surrender benefits	(205,421)	(281,007)	(73,715)	(100,078)	(23,187)
Death benefits	—	(60,127)	(12,225)	(38,729)	—
Increase (decrease) from transactions	(160,700)	1,199,899	(107,615)	(196,980)	253,777
Increase (decrease) in net assets	(82,317)	1,710,449	89,302	98,693	249,460
Net assets at beginning of year	1,055,484	4,911,732	1,272,171	1,262,646	352,347
Net assets at end of year	$973,167	$6,622,181	$1,361,473	$1,361,339	$601,807

Accumulation unit activity
Units outstanding at beginning of year	235,167	1,408,038	322,733	315,290	306,548
Units purchased	13,130	510,266	17,497	4,883	259,155
Units redeemed	(47,792)	(151,997)	(43,923)	(50,834)	(47,629)
Units outstanding at end of year	200,505	1,766,307	296,307	269,339	518,074
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 97

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CVT Nasdaq 100 Index, Cl F	CVT Russ 2000 Sm Cap Ind, Cl F	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(20,145)	$2,699	$20,320	$370,688	$(492,760)
Net realized gain (loss) on sales of investments	36,053	6,567	(3,706)	(20,982)	3,311,139
Distributions from capital gains	401,689	16,194	559	—	6,070,891
Net change in unrealized appreciation (depreciation) of investments	396,603	37,442	21,566	(366)	4,329,707
Net increase (decrease) in net assets resulting from operations	814,200	62,902	38,739	349,340	13,218,977

Contract transactions
Contract purchase payments	3,476,217	267,004	297,722	770,445	3,557,514
Net transfers(1)	354,910	82,467	15,336	(64,063)	1,820,025
Transfers for policy loans	(10,377)	(1,322)	—	(10,134)	(71,763)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(509)	—
Contract charges	(2,918)	(24)	(113)	(6,632)	(17,037)
Contract terminations:
Surrender benefits	(128,354)	(56,208)	(47,943)	(494,895)	(7,326,192)
Death benefits	(625)	—	(10,977)	(69,888)	(1,179,934)
Increase (decrease) from transactions	3,688,853	291,917	254,025	124,324	(3,217,387)
Increase (decrease) in net assets	4,503,053	354,819	292,764	473,664	10,001,590
Net assets at beginning of year	2,114,426	506,775	838,122	5,119,367	42,053,541
Net assets at end of year	$6,617,479	$861,594	$1,130,886	$5,593,031	$52,055,131

Accumulation unit activity
Units outstanding at beginning of year	1,631,922	462,020	723,881	3,253,255	10,252,147
Units purchased	4,284,402	337,007	323,984	501,343	1,137,870
Units redeemed	(1,768,771)	(81,868)	(104,288)	(432,536)	(1,709,979)
Units outstanding at end of year	4,147,553	717,159	943,577	3,322,062	9,680,038
See accompanying notes to financial statements.
 98 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2
Operations
Investment income (loss) — net	$173	$5,656	$4,375	$28,381	$(10,290)
Net realized gain (loss) on sales of investments	478	4,538	36,836	486,464	22,385
Distributions from capital gains	—	—	58,294	579,560	—
Net change in unrealized appreciation (depreciation) of investments	4,314	2,125	62,160	478,262	289,156
Net increase (decrease) in net assets resulting from operations	4,965	12,319	161,665	1,572,667	301,251

Contract transactions
Contract purchase payments	37,908	44,495	3,548	369,993	262,894
Net transfers(1)	967	17,941	14,998	73,924	9,536
Transfers for policy loans	—	—	817	14,160	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(9,909)	—
Contract charges	(7)	(13)	(254)	(4,026)	(57)
Contract terminations:
Surrender benefits	(573)	(6,950)	(53,074)	(864,135)	(12,564)
Death benefits	—	—	(51,410)	(61,997)	—
Increase (decrease) from transactions	38,295	55,473	(85,375)	(481,990)	259,809
Increase (decrease) in net assets	43,260	67,792	76,290	1,090,677	561,060
Net assets at beginning of year	46,491	425,857	826,940	7,646,412	668,400
Net assets at end of year	$89,751	$493,649	$903,230	$8,737,089	$1,229,460

Accumulation unit activity
Units outstanding at beginning of year	44,059	366,270	219,488	2,172,511	550,863
Units purchased	36,390	210,764	4,858	321,614	225,996
Units redeemed	(1,171)	(165,154)	(26,243)	(268,206)	(36,513)
Units outstanding at end of year	79,278	411,880	198,103	2,225,919	740,346
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 99

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$(851)	$45,058	$(7,545)	$(170,590)	$1,558
Net realized gain (loss) on sales of investments	2,029	3,570	29,473	644,436	4,659
Distributions from capital gains	—	—	225,857	3,505,495	9,868
Net change in unrealized appreciation (depreciation) of investments	11,937	(34,750)	15,251	(107,317)	(7,093)
Net increase (decrease) in net assets resulting from operations	13,115	13,878	263,036	3,872,024	8,992

Contract transactions
Contract purchase payments	132,289	703,914	7,506	1,931,341	2,462
Net transfers(1)	12,463	52,078	(159)	(144,503)	1,264
Transfers for policy loans	(2,294)	(20,277)	—	14,582	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(5,942)	—
Contract charges	(5)	(25)	(441)	(11,661)	(33)
Contract terminations:
Surrender benefits	(2,676)	(65,224)	(109,835)	(3,261,452)	(13,632)
Death benefits	—	—	(1,974)	(171,018)	—
Increase (decrease) from transactions	139,777	670,466	(104,903)	(1,648,653)	(9,939)
Increase (decrease) in net assets	152,892	684,344	158,133	2,223,371	(947)
Net assets at beginning of year	189,584	1,334,802	1,625,242	24,436,367	209,014
Net assets at end of year	$342,476	$2,019,146	$1,783,375	$26,659,738	$208,067

Accumulation unit activity
Units outstanding at beginning of year	162,041	1,338,694	261,891	4,900,868	99,668
Units purchased	119,109	877,670	1,514	719,663	1,889
Units redeemed	(6,447)	(200,427)	(16,240)	(833,329)	(6,138)
Units outstanding at end of year	274,703	2,015,937	247,165	4,787,202	95,419
See accompanying notes to financial statements.
 100 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4
Operations
Investment income (loss) — net	$11,055	$270,423	$19,125	$182,133	$29,253
Net realized gain (loss) on sales of investments	115,231	(51,971)	(54,744)	(33,619)	(1,054)
Distributions from capital gains	110,491	—	—	18,977	3,141
Net change in unrealized appreciation (depreciation) of investments	(141,253)	228,610	14,657	89,395	9,912
Net increase (decrease) in net assets resulting from operations	95,524	447,062	(20,962)	256,886	41,252

Contract transactions
Contract purchase payments	44,491	1,209,292	44,029	11,727	175,128
Net transfers(1)	208,151	699,365	18,887	82,274	5,043
Transfers for policy loans	5,535	3,685	5,359	371	365
Adjustments to net assets allocated to contracts in payment period	1,150	20,315	(777)	—	—
Contract charges	(1,153)	(3,114)	(1,493)	(838)	(75)
Contract terminations:
Surrender benefits	(380,589)	(597,733)	(182,931)	(445,429)	(72,646)
Death benefits	(2,408)	(140,548)	(40,541)	(141,597)	—
Increase (decrease) from transactions	(124,823)	1,191,262	(157,467)	(493,492)	107,815
Increase (decrease) in net assets	(29,299)	1,638,324	(178,429)	(236,606)	149,067
Net assets at beginning of year	2,332,892	9,249,799	2,066,562	4,573,952	715,860
Net assets at end of year	$2,303,593	$10,888,123	$1,888,133	$4,337,346	$864,927

Accumulation unit activity
Units outstanding at beginning of year	932,303	7,687,076	898,252	2,931,079	688,985
Units purchased	99,163	1,555,861	33,328	107,537	172,800
Units redeemed	(156,106)	(628,393)	(110,313)	(418,965)	(75,932)
Units outstanding at end of year	875,360	8,614,544	821,267	2,619,651	785,853
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 101

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$576	$68,726	$(3,966)	$(2,730)	$5,113
Net realized gain (loss) on sales of investments	10	(46,716)	(96,959)	2,198	93,871
Distributions from capital gains	4,972	151,745	171,870	10,959	358,077
Net change in unrealized appreciation (depreciation) of investments	(5,149)	597,274	677,219	47,736	246,263
Net increase (decrease) in net assets resulting from operations	409	771,029	748,164	58,163	703,324

Contract transactions
Contract purchase payments	37,105	66,816	157,028	288,472	36,998
Net transfers(1)	(7)	(15,559)	(140,881)	40,489	(132,694)
Transfers for policy loans	—	10,179	(96)	—	(18,311)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,215)	—	(6,194)
Contract charges	—	(3,004)	(3,045)	(7)	(5,221)
Contract terminations:
Surrender benefits	—	(1,526,326)	(1,041,809)	(15,089)	(775,226)
Death benefits	—	(119,122)	(237,497)	—	(84,070)
Increase (decrease) from transactions	37,098	(1,587,016)	(1,267,515)	313,865	(984,718)
Increase (decrease) in net assets	37,507	(815,987)	(519,351)	372,028	(281,394)
Net assets at beginning of year	31,285	7,816,731	7,578,688	408,236	6,555,625
Net assets at end of year	$68,792	$7,000,744	$7,059,337	$780,264	$6,274,231

Accumulation unit activity
Units outstanding at beginning of year	25,447	3,048,196	1,668,433	370,424	943,755
Units purchased	29,929	42,844	33,627	284,741	4,858
Units redeemed	—	(619,867)	(320,602)	(12,891)	(141,399)
Units outstanding at end of year	55,376	2,471,173	1,381,458	642,274	807,214
See accompanying notes to financial statements.
 102 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$139	$(291)	$(10,816)	$(2,179)	$(18,384)
Net realized gain (loss) on sales of investments	1,087	2,091	192,951	13,500	113,173
Distributions from capital gains	12,785	13,201	517,762	—	—
Net change in unrealized appreciation (depreciation) of investments	11,917	9,223	223,933	64,644	482,595
Net increase (decrease) in net assets resulting from operations	25,928	24,224	923,830	75,965	577,384

Contract transactions
Contract purchase payments	119	28,316	26,356	4,013	8,074
Net transfers(1)	—	(2,398)	(146,538)	(1,004)	(117,799)
Transfers for policy loans	—	365	—	—	(518)
Adjustments to net assets allocated to contracts in payment period	—	—	(2,785)	—	—
Contract charges	(34)	(22)	(5,530)	(102)	(5,556)
Contract terminations:
Surrender benefits	(7,311)	(6,657)	(533,144)	(56,679)	(255,632)
Death benefits	(17,882)	—	(67,521)	—	(85,428)
Increase (decrease) from transactions	(25,108)	19,604	(729,162)	(53,772)	(456,859)
Increase (decrease) in net assets	820	43,828	194,668	22,193	120,525
Net assets at beginning of year	163,587	119,190	3,692,790	252,388	1,850,566
Net assets at end of year	$164,407	$163,018	$3,887,458	$274,581	$1,971,091

Accumulation unit activity
Units outstanding at beginning of year	38,588	105,850	966,961	67,265	512,244
Units purchased	27	26,290	6,278	925	1,697
Units redeemed	(5,782)	(8,908)	(175,930)	(13,370)	(105,154)
Units outstanding at end of year	32,833	123,232	797,309	54,820	408,787
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 103

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$66,541	$22,368	$(33,565)	$12,804	$(6,179)
Net realized gain (loss) on sales of investments	(24,584)	198,110	72,296	185	(2,432)
Distributions from capital gains	—	286,209	506,569	—	—
Net change in unrealized appreciation (depreciation) of investments	(11,184)	38,414	726,794	(7,733)	162,376
Net increase (decrease) in net assets resulting from operations	30,773	545,101	1,272,094	5,256	153,765

Contract transactions
Contract purchase payments	21,456	57,383	18,852	63,805	6,118
Net transfers(1)	34,922	(213,792)	(2,674)	26,094	(3,522)
Transfers for policy loans	—	3,684	2,535	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(4,954)	—	—
Contract charges	(159)	(9,165)	(1,512)	(9)	(255)
Contract terminations:
Surrender benefits	(28,594)	(413,180)	(329,714)	(1,816)	(42,458)
Death benefits	—	(59,662)	(43,903)	—	—
Increase (decrease) from transactions	27,625	(634,732)	(361,370)	88,074	(40,117)
Increase (decrease) in net assets	58,398	(89,631)	910,724	93,330	113,648
Net assets at beginning of year	1,323,368	4,181,883	5,424,654	421,924	677,733
Net assets at end of year	$1,381,766	$4,092,252	$6,335,378	$515,254	$791,381

Accumulation unit activity
Units outstanding at beginning of year	1,040,856	1,203,667	1,102,150	426,808	495,319
Units purchased	106,458	19,892	3,989	88,321	3,905
Units redeemed	(85,826)	(183,026)	(67,818)	(1,772)	(29,921)
Units outstanding at end of year	1,061,488	1,040,533	1,038,321	513,357	469,303
See accompanying notes to financial statements.
 104 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(3,956)	$2,356	$2,222	$7,590	$106,148
Net realized gain (loss) on sales of investments	(19,285)	70,277	1,867	37,859	(151,926)
Distributions from capital gains	—	17,534	12,665	8,439	—
Net change in unrealized appreciation (depreciation) of investments	101,295	(13,700)	17,106	(45,729)	158,401
Net increase (decrease) in net assets resulting from operations	78,054	76,467	33,860	8,159	112,623

Contract transactions
Contract purchase payments	14,001	3,258	6,892	12,308	85,180
Net transfers(1)	(9,850)	(50,026)	(5,303)	(153,074)	154,133
Transfers for policy loans	—	59	—	851	4,421
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,974)	—
Contract charges	(536)	(157)	(324)	(1,523)	(9,017)
Contract terminations:
Surrender benefits	(120,280)	(55,465)	(4,422)	(317,747)	(724,663)
Death benefits	(26,745)	(235,378)	—	(2,680)	(136,608)
Increase (decrease) from transactions	(143,410)	(337,709)	(3,157)	(466,839)	(626,554)
Increase (decrease) in net assets	(65,356)	(261,242)	30,703	(458,680)	(513,931)
Net assets at beginning of year	419,232	706,637	283,441	1,945,782	6,451,160
Net assets at end of year	$353,876	$445,395	$314,144	$1,487,102	$5,937,229

Accumulation unit activity
Units outstanding at beginning of year	310,605	262,589	108,578	873,036	4,314,503
Units purchased	9,099	3,855	3,084	10,198	193,120
Units redeemed	(106,192)	(121,277)	(4,215)	(206,205)	(611,574)
Units outstanding at end of year	213,512	145,167	107,447	677,029	3,896,049
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 105

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Global, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(85,035)	$(13,378)	$(1,396)	$(71,096)	$(10,535)
Net realized gain (loss) on sales of investments	82,384	10,362	(9,537)	174,972	24,734
Distributions from capital gains	491,826	—	13,790	247,403	49,612
Net change in unrealized appreciation (depreciation) of investments	625,536	66,445	25,578	335,589	285,410
Net increase (decrease) in net assets resulting from operations	1,114,711	63,429	28,435	686,868	349,221

Contract transactions
Contract purchase payments	266,036	16,533	2,323	547,480	9,579
Net transfers(1)	252,165	47,594	(1,644)	10,128	10,974
Transfers for policy loans	(6,805)	(1,067)	—	649	1,389
Adjustments to net assets allocated to contracts in payment period	—	(3,775)	—	—	—
Contract charges	(1,242)	(575)	(80)	(991)	(1,591)
Contract terminations:
Surrender benefits	(1,184,065)	(221,159)	(10,194)	(510,679)	(300,627)
Death benefits	(100,739)	(267,895)	(36,477)	(43,115)	(37,706)
Increase (decrease) from transactions	(774,650)	(430,344)	(46,072)	3,472	(317,982)
Increase (decrease) in net assets	340,061	(366,915)	(17,637)	690,340	31,239
Net assets at beginning of year	7,898,973	1,333,730	159,613	6,253,621	1,224,872
Net assets at end of year	$8,239,034	$966,815	$141,976	$6,943,961	$1,256,111

Accumulation unit activity
Units outstanding at beginning of year	2,315,641	418,046	90,860	1,593,749	360,542
Units purchased	157,795	18,977	1,167	272,366	6,616
Units redeemed	(372,811)	(141,683)	(25,857)	(203,497)	(91,943)
Units outstanding at end of year	2,100,625	295,340	66,170	1,662,618	275,215
See accompanying notes to financial statements.
 106 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Tech, Ser II	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$(8,085)	$(13,132)	$120,778	$(1,181)	$116,260
Net realized gain (loss) on sales of investments	91,208	73,444	391,851	4,726	(17,054)
Distributions from capital gains	51,541	—	—	22,699	—
Net change in unrealized appreciation (depreciation) of investments	94,804	326,692	1,938,592	41,294	(79,945)
Net increase (decrease) in net assets resulting from operations	229,468	387,004	2,451,221	67,538	19,261

Contract transactions
Contract purchase payments	485,988	151,577	1,258,162	2,200	1,482,503
Net transfers(1)	8,133	59,899	800,921	—	490,537
Transfers for policy loans	365	(2,865)	(30,164)	—	(3,308)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(8)	(249)	(3,499)	(143)	(314)
Contract terminations:
Surrender benefits	(58,347)	(129,759)	(1,207,096)	(14,589)	(155,701)
Death benefits	—	—	(294,878)	—	(6,105)
Increase (decrease) from transactions	436,131	78,603	523,446	(12,532)	1,807,612
Increase (decrease) in net assets	665,599	465,607	2,974,667	55,006	1,826,873
Net assets at beginning of year	502,057	1,216,945	17,021,798	472,295	2,141,245
Net assets at end of year	$1,167,656	$1,682,552	$19,996,465	$527,301	$3,968,118

Accumulation unit activity
Units outstanding at beginning of year	428,405	482,242	11,653,069	163,092	2,055,954
Units purchased	556,367	102,749	1,554,262	681	1,925,003
Units redeemed	(231,019)	(41,738)	(1,193,222)	(4,434)	(158,572)
Units outstanding at end of year	753,753	543,253	12,014,109	159,339	3,822,385
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 107

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Forty, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(13,171)	$4,964	$(34,333)	$1,532	$(5,763)
Net realized gain (loss) on sales of investments	12,303	38,242	308,140	11	11,160
Distributions from capital gains	15,904	—	100,282	—	—
Net change in unrealized appreciation (depreciation) of investments	176,211	11,004	580,596	(7,281)	44,422
Net increase (decrease) in net assets resulting from operations	191,247	54,210	954,685	(5,738)	49,819

Contract transactions
Contract purchase payments	2,610,177	50,853	46,048	77,839	75
Net transfers(1)	(38,650)	8,873	(201,340)	112,202	(705,553)
Transfers for policy loans	447	74	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(20)	(285)	(3,134)	—	(93)
Contract terminations:
Surrender benefits	(3,265)	(90,437)	(612,612)	(240)	(28,563)
Death benefits	—	(19,825)	(29,650)	—	(418)
Increase (decrease) from transactions	2,568,689	(50,747)	(800,688)	189,801	(734,552)
Increase (decrease) in net assets	2,759,936	3,463	153,997	184,063	(684,733)
Net assets at beginning of year	176,475	1,132,782	3,112,243	14,356	1,044,602
Net assets at end of year	$2,936,411	$1,136,245	$3,266,240	$198,419	$359,869

Accumulation unit activity
Units outstanding at beginning of year	145,164	565,673	796,952	11,226	724,434
Units purchased	3,562,487	116,182	11,096	153,335	—
Units redeemed	(1,763,929)	(89,323)	(183,009)	—	(497,815)
Units outstanding at end of year	1,943,722	592,532	625,039	164,561	226,619
See accompanying notes to financial statements.
 108 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Serv Cl
Operations
Investment income (loss) — net	$43,056	$20,862	$3,718	$1,156	$35,577
Net realized gain (loss) on sales of investments	364	246	9,944	1,708	21,383
Distributions from capital gains	—	—	—	—	120,524
Net change in unrealized appreciation (depreciation) of investments	(6,130)	335	(2,672)	389	5,569
Net increase (decrease) in net assets resulting from operations	37,290	21,443	10,990	3,253	183,053

Contract transactions
Contract purchase payments	316,979	248,381	34,199	—	183,605
Net transfers(1)	12,901	20,339	48,651	—	15,081
Transfers for policy loans	—	730	388	(459)	(1,199)
Adjustments to net assets allocated to contracts in payment period	—	—	(199)	—	—
Contract charges	(25)	(50)	(227)	(29)	(1,721)
Contract terminations:
Surrender benefits	(16,044)	(15,031)	(75,744)	(7,143)	(289,404)
Death benefits	—	—	—	—	(36,249)
Increase (decrease) from transactions	313,811	254,369	7,068	(7,631)	(129,887)
Increase (decrease) in net assets	351,101	275,812	18,058	(4,378)	53,166
Net assets at beginning of year	558,757	370,014	739,039	160,766	2,522,206
Net assets at end of year	$909,858	$645,826	$757,097	$156,388	$2,575,372

Accumulation unit activity
Units outstanding at beginning of year	557,629	363,337	326,423	95,497	739,467
Units purchased	327,620	261,333	49,439	—	56,221
Units redeemed	(23,949)	(14,435)	(36,648)	(4,092)	(94,654)
Units outstanding at end of year	861,300	610,235	339,214	91,405	701,034
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 109

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl
Operations
Investment income (loss) — net	$(29,038)	$202,138	$10,706	$(1,367)	$726
Net realized gain (loss) on sales of investments	218,603	621,733	6,456	5,368	(11)
Distributions from capital gains	250,217	758,468	29,310	8,444	—
Net change in unrealized appreciation (depreciation) of investments	290,233	(558,169)	(4,112)	25,708	(5,913)
Net increase (decrease) in net assets resulting from operations	730,015	1,024,170	42,360	38,153	(5,198)

Contract transactions
Contract purchase payments	8,849	191,636	60	743	18,854
Net transfers(1)	286,354	(1,892,854)	(1,540)	(723)	3,198
Transfers for policy loans	(5,059)	2,020	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	(2,467)	—	—	—
Contract charges	(2,130)	(3,544)	(224)	(39)	(15)
Contract terminations:
Surrender benefits	(442,622)	(1,413,411)	(15,065)	(17,026)	(8,292)
Death benefits	(228,016)	(22,818)	—	—	—
Increase (decrease) from transactions	(382,624)	(3,141,438)	(16,769)	(17,045)	13,745
Increase (decrease) in net assets	347,391	(2,117,268)	25,591	21,108	8,547
Net assets at beginning of year	2,825,091	13,591,683	495,836	179,554	121,787
Net assets at end of year	$3,172,482	$11,474,415	$521,427	$200,662	$130,334

Accumulation unit activity
Units outstanding at beginning of year	476,874	3,554,056	90,506	152,773	134,736
Units purchased	46,314	59,030	11	3,917	25,075
Units redeemed	(103,823)	(805,129)	(2,829)	(17,286)	(9,639)
Units outstanding at end of year	419,365	2,807,957	87,688	139,404	150,172
See accompanying notes to financial statements.
 110 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS Intl Gro, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(515)	$(28,842)	$(12,663)	$472	$60,014
Net realized gain (loss) on sales of investments	1,035	100,484	(82,534)	161	(1,408)
Distributions from capital gains	603	311,480	—	—	167,976
Net change in unrealized appreciation (depreciation) of investments	9,714	116,946	171,665	29	320,866
Net increase (decrease) in net assets resulting from operations	10,837	500,068	76,468	662	547,448

Contract transactions
Contract purchase payments	107,572	21,682	23,258	89,771	160,279
Net transfers(1)	13,586	(83,517)	(17,378)	3,366	(192,923)
Transfers for policy loans	—	(1,611)	(2,987)	—	1,345
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(27)	(2,155)	(658)	(5)	(1,493)
Contract terminations:
Surrender benefits	(1,950)	(409,434)	(182,885)	(1,300)	(682,832)
Death benefits	—	(13,176)	(21,713)	—	(94,707)
Increase (decrease) from transactions	119,181	(488,211)	(202,363)	91,832	(810,331)
Increase (decrease) in net assets	130,018	11,857	(125,895)	92,494	(262,883)
Net assets at beginning of year	127,633	3,435,842	1,484,171	31,962	6,055,262
Net assets at end of year	$257,651	$3,447,699	$1,358,276	$124,456	$5,792,379

Accumulation unit activity
Units outstanding at beginning of year	114,530	1,300,601	410,405	28,483	1,513,312
Units purchased	102,790	7,830	6,820	85,079	116,691
Units redeemed	(1,410)	(172,902)	(62,435)	(1,064)	(306,468)
Units outstanding at end of year	215,910	1,135,529	354,790	112,498	1,323,535
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 111

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MS VIF Dis, Cl II	NB AMT Quality Eq, Cl S	Nom VIP Asset Strategy, Serv Cl	Nom VIP for Inc, Serv Cl	Nom VIP Intl Core Eq, Serv Cl(2)
Operations
Investment income (loss) — net	$(46,441)	$(15,345)	$5,382	$7,134	$811
Net realized gain (loss) on sales of investments	(683,703)	90,993	1,142	40	(64)
Distributions from capital gains	—	67,361	23,340	—	314
Net change in unrealized appreciation (depreciation) of investments	2,311,832	160,656	33,840	(1,213)	(3,018)
Net increase (decrease) in net assets resulting from operations	1,581,688	303,665	63,704	5,961	(1,957)

Contract transactions
Contract purchase payments	135,007	33,287	2,533	17,055	1,200
Net transfers(1)	(94,266)	(19,493)	6,043	4,031	147,988
Transfers for policy loans	485	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,407)	(235)	(82)	—	—
Contract terminations:
Surrender benefits	(354,316)	(235,623)	(32,784)	(256)	(3,473)
Death benefits	(19,599)	—	—	—	—
Increase (decrease) from transactions	(334,096)	(222,064)	(24,290)	20,830	145,715
Increase (decrease) in net assets	1,247,592	81,601	39,414	26,791	143,758
Net assets at beginning of year	3,997,962	1,302,515	573,972	95,660	—
Net assets at end of year	$5,245,554	$1,384,116	$613,386	$122,451	$143,758

Accumulation unit activity
Units outstanding at beginning of year	1,076,443	338,880	374,960	88,631	—
Units purchased	79,793	14,982	24,236	19,665	147,749
Units redeemed	(139,320)	(63,879)	(39,753)	(164)	(3,513)
Units outstanding at end of year	1,016,916	289,983	359,443	108,132	144,236
See accompanying notes to financial statements.
 112 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$151,369	$6,415	$221,730	$(6,594)	$6,285
Net realized gain (loss) on sales of investments	(95,714)	(5,577)	(121,792)	28,815	13,984
Distributions from capital gains	—	—	—	62,756	—
Net change in unrealized appreciation (depreciation) of investments	20,740	24,152	(6,105)	(76,328)	(7,874)
Net increase (decrease) in net assets resulting from operations	76,395	24,990	93,833	8,649	12,395

Contract transactions
Contract purchase payments	19,195	—	612,972	142,304	6,908
Net transfers(1)	(38,963)	2,876	757,606	50,345	2,343
Transfers for policy loans	—	—	783	936	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(300)
Contract charges	(3,344)	(84)	(415)	(1,251)	(229)
Contract terminations:
Surrender benefits	(301,830)	(32,186)	(533,523)	(218,689)	(75,366)
Death benefits	(269,036)	—	(189,135)	(18,294)	(5,172)
Increase (decrease) from transactions	(593,978)	(29,394)	648,288	(44,649)	(71,816)
Increase (decrease) in net assets	(517,583)	(4,404)	742,121	(36,000)	(59,421)
Net assets at beginning of year	3,146,876	271,830	7,368,876	1,336,019	448,092
Net assets at end of year	$2,629,293	$267,426	$8,110,997	$1,300,019	$388,671

Accumulation unit activity
Units outstanding at beginning of year	1,660,613	194,103	7,250,407	389,662	201,191
Units purchased	28,868	2,510	1,426,951	119,240	4,136
Units redeemed	(342,125)	(22,842)	(815,010)	(52,619)	(34,379)
Units outstanding at end of year	1,347,356	173,771	7,862,348	456,283	170,948
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 113

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Intl Val, Cl IB	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$763	$(2,912)	$(153)	$(65,689)	$(5,040)
Net realized gain (loss) on sales of investments	91	3,566	154	229,364	87,292
Distributions from capital gains	218	35,114	—	46,745	5,018
Net change in unrealized appreciation (depreciation) of investments	(1,175)	91,875	798	1,214,224	73,982
Net increase (decrease) in net assets resulting from operations	(103)	127,643	799	1,424,644	161,252

Contract transactions
Contract purchase payments	102,878	412,677	11,827	13,553	7,013
Net transfers(1)	3,274	118,437	(419)	(136,942)	(4,311)
Transfers for policy loans	—	—	—	3,656	(1,862)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(5,530)	—
Contract charges	(10)	(51)	—	(2,405)	(318)
Contract terminations:
Surrender benefits	(496)	(8,768)	—	(462,800)	(348,739)
Death benefits	—	—	—	(24,630)	—
Increase (decrease) from transactions	105,646	522,295	11,408	(615,098)	(348,217)
Increase (decrease) in net assets	105,543	649,938	12,207	809,546	(186,965)
Net assets at beginning of year	30,571	598,026	11,551	6,689,508	930,242
Net assets at end of year	$136,114	$1,247,964	$23,758	$7,499,054	$743,277

Accumulation unit activity
Units outstanding at beginning of year	24,624	519,135	9,228	1,143,239	190,257
Units purchased	84,733	409,177	8,753	2,678	1,231
Units redeemed	(249)	(7,918)	(343)	(93,444)	(66,059)
Units outstanding at end of year	109,108	920,394	17,638	1,052,473	125,429
See accompanying notes to financial statements.
 114 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Royce Micro- Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(3,032)	$(12,836)	$8,785	$21,857	$(410,733)
Net realized gain (loss) on sales of investments	204	(36,343)	7,397	17,458	3,682,712
Distributions from capital gains	23,209	—	41,858	—	—
Net change in unrealized appreciation (depreciation) of investments	19,099	(107,158)	(73,406)	94,579	1,183,088
Net increase (decrease) in net assets resulting from operations	39,480	(156,337)	(15,366)	133,894	4,455,067

Contract transactions
Contract purchase payments	2,260	5,149	60	90,755	5,143,866
Net transfers(1)	—	54,598	403	52,194	(375,473)
Transfers for policy loans	—	—	—	—	3,572
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(97)	(77)	(106)	(43)	(115,503)
Contract terminations:
Surrender benefits	(14,606)	(67,802)	(19,496)	(21,339)	(5,761,188)
Death benefits	—	(17,147)	(1,418)	(58,118)	(1,037,685)
Increase (decrease) from transactions	(12,443)	(25,279)	(20,557)	63,449	(2,142,411)
Increase (decrease) in net assets	27,037	(181,616)	(35,923)	197,343	2,312,656
Net assets at beginning of year	319,083	1,290,008	534,916	948,227	38,376,466
Net assets at end of year	$346,120	$1,108,392	$498,993	$1,145,570	$40,689,122

Accumulation unit activity
Units outstanding at beginning of year	64,594	1,568,939	134,019	878,964	15,685,743
Units purchased	424	110,603	114	133,712	2,332,029
Units redeemed	(2,734)	(144,172)	(4,930)	(73,524)	(3,171,680)
Units outstanding at end of year	62,284	1,535,370	129,203	939,152	14,846,092
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 115

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk US, Cl 2	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(346,535)	$(254,353)	$(209,412)	$(325,800)	$(94,220)
Net realized gain (loss) on sales of investments	2,854,098	756,227	663,209	841,989	162,594
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,739,225	314,206	264,107	2,680,641	685,254
Net increase (decrease) in net assets resulting from operations	4,246,788	816,080	717,904	3,196,830	753,628

Contract transactions
Contract purchase payments	683,680	642,639	57,202	306,451	53,893
Net transfers(1)	518,782	94,241	576,128	2,383,577	(84,873)
Transfers for policy loans	(2,837)	1,902	3,981	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(190,584)	(221,851)	(140,937)	(474,454)	(145,194)
Contract terminations:
Surrender benefits	(4,463,368)	(2,753,433)	(1,662,794)	(2,746,269)	(475,805)
Death benefits	(147,532)	(640,638)	(683,356)	(584,309)	(16,672)
Increase (decrease) from transactions	(3,601,859)	(2,877,140)	(1,849,776)	(1,115,004)	(668,651)
Increase (decrease) in net assets	644,929	(2,061,060)	(1,131,872)	2,081,826	84,977
Net assets at beginning of year	36,000,457	25,119,876	20,855,447	31,479,853	9,266,349
Net assets at end of year	$36,645,386	$23,058,816	$19,723,575	$33,561,679	$9,351,326

Accumulation unit activity
Units outstanding at beginning of year	14,521,860	18,854,265	15,566,623	23,790,002	7,809,204
Units purchased	462,308	1,778,506	630,820	1,833,708	48,748
Units redeemed	(1,807,666)	(3,899,920)	(1,937,224)	(2,685,873)	(584,108)
Units outstanding at end of year	13,176,502	16,732,851	14,260,219	22,937,837	7,273,844
See accompanying notes to financial statements.
 116 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(766,332)	$(388,399)	$(6,024,610)	$(8,506,627)	$(1,558,960)
Net realized gain (loss) on sales of investments	2,669,950	1,587,956	26,914,240	40,910,230	11,435,529
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,114,247	370,626	41,347,170	34,097,052	4,554,860
Net increase (decrease) in net assets resulting from operations	4,017,865	1,570,183	62,236,800	66,500,655	14,431,429

Contract transactions
Contract purchase payments	198,919	12,892	1,014,318	4,181,844	13,111,290
Net transfers(1)	2,045,604	(5,295,049)	(5,670,669)	(1,894,530)	(6,821,795)
Transfers for policy loans	—	—	(41,441)	2,151	(42,156)
Adjustments to net assets allocated to contracts in payment period	—	—	6,672	4,667	(20,677)
Contract charges	(1,008,985)	(566,966)	(8,502,954)	(11,892,848)	(563,186)
Contract terminations:
Surrender benefits	(5,235,879)	(3,206,994)	(39,529,463)	(78,337,066)	(15,057,552)
Death benefits	(882,781)	(747,544)	(5,576,660)	(8,823,846)	(1,748,837)
Increase (decrease) from transactions	(4,883,122)	(9,803,661)	(58,300,197)	(96,759,628)	(11,142,913)
Increase (decrease) in net assets	(865,257)	(8,233,478)	3,936,603	(30,258,973)	3,288,516
Net assets at beginning of year	74,787,741	39,367,773	584,260,375	828,768,870	149,960,178
Net assets at end of year	$73,922,484	$31,134,295	$588,196,978	$798,509,897	$153,248,694

Accumulation unit activity
Units outstanding at beginning of year	59,027,151	34,407,793	377,075,350	558,175,147	70,068,280
Units purchased	5,459,783	1,212,078	13,658,189	24,282,561	6,358,498
Units redeemed	(9,412,053)	(9,268,670)	(48,668,551)	(87,847,998)	(11,193,435)
Units outstanding at end of year	55,074,881	26,351,201	342,064,988	494,609,710	65,233,343
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 117

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(848,570)	$(651,468)	$(491,958)	$(4,272,614)	$(3,027,392)
Net realized gain (loss) on sales of investments	9,465,947	3,575,856	3,524,719	19,131,087	23,672,647
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37,205	302,845	(330,217)	15,413,372	3,017,712
Net increase (decrease) in net assets resulting from operations	8,654,582	3,227,233	2,702,544	30,271,845	23,662,967

Contract transactions
Contract purchase payments	1,009,224	2,031,587	60,502	10,617,774	439,223
Net transfers(1)	(3,251,172)	(1,455,355)	(1,155,045)	7,198,236	266,631
Transfers for policy loans	(102,504)	3,784	4,216	20,795	8,863
Adjustments to net assets allocated to contracts in payment period	—	(39,132)	—	(38,235)	—
Contract charges	(452,717)	(541,031)	(328,991)	(3,817,187)	(2,236,876)
Contract terminations:
Surrender benefits	(12,304,897)	(6,752,570)	(4,878,574)	(34,699,011)	(32,906,468)
Death benefits	(765,939)	(2,050,723)	(1,636,793)	(6,257,317)	(7,675,529)
Increase (decrease) from transactions	(15,868,005)	(8,803,440)	(7,934,685)	(26,974,945)	(42,104,156)
Increase (decrease) in net assets	(7,213,423)	(5,576,207)	(5,232,141)	3,296,900	(18,441,189)
Net assets at beginning of year	90,878,217	64,998,263	53,039,228	409,453,401	320,952,269
Net assets at end of year	$83,664,794	$59,422,056	$47,807,087	$412,750,301	$302,511,080

Accumulation unit activity
Units outstanding at beginning of year	42,045,280	41,352,919	33,387,409	219,563,916	170,269,122
Units purchased	441,303	2,000,123	82,697	10,656,966	660,355
Units redeemed	(7,295,405)	(7,458,051)	(4,896,513)	(24,654,994)	(21,847,239)
Units outstanding at end of year	35,191,178	35,894,991	28,573,593	205,565,888	149,082,238
See accompanying notes to financial statements.
 118 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$35,516	$(8,102)	$(12,144)	$(1,503)	$(15,434)
Net realized gain (loss) on sales of investments	(9,176)	54,411	181,643	2,426	(1,079)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(12,514)	123,992	84,521	52,048	(45,247)
Net increase (decrease) in net assets resulting from operations	13,826	170,301	254,020	52,971	(61,760)

Contract transactions
Contract purchase payments	41,008	1,749	5,123	468,608	89,521
Net transfers(1)	77,714	65,301	(72,569)	43,885	79,475
Transfers for policy loans	—	—	624	—	54
Adjustments to net assets allocated to contracts in payment period	—	—	—	66	—
Contract charges	(5,017)	(55)	(2,865)	(979)	(1,218)
Contract terminations:
Surrender benefits	(25,834)	(16,954)	(137,632)	(52,768)	(86,022)
Death benefits	—	—	(15,701)	—	—
Increase (decrease) from transactions	87,871	50,041	(223,020)	458,812	81,810
Increase (decrease) in net assets	101,697	220,342	31,000	511,783	20,050
Net assets at beginning of year	1,434,137	682,618	1,209,453	1,289,954	2,301,567
Net assets at end of year	$1,535,834	$902,960	$1,240,453	$1,801,737	$2,321,617

Accumulation unit activity
Units outstanding at beginning of year	1,280,491	315,874	377,495	776,617	1,305,197
Units purchased	117,602	210,393	1,542	325,717	109,403
Units redeemed	(39,778)	(202,144)	(62,156)	(46,372)	(56,683)
Units outstanding at end of year	1,358,315	324,123	316,881	1,055,962	1,357,917
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 119

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$26,303	$(19,605)	$(9,761)	$(23,255)	$(257,220)
Net realized gain (loss) on sales of investments	26,575	127,758	68,135	217,064	418,816
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,676	189,519	1,593	(27,769)	1,754,089
Net increase (decrease) in net assets resulting from operations	58,554	297,672	59,967	166,040	1,915,685

Contract transactions
Contract purchase payments	29,154	253,314	32,019	32,451	10,903
Net transfers(1)	(318,972)	(47,161)	56,054	(102,307)	1,165,078
Transfers for policy loans	—	—	—	309	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(660)	(4,884)	(2,800)	(5,110)	(243,716)
Contract terminations:
Surrender benefits	(23,556)	(434,220)	(168,337)	(210,913)	(1,139,377)
Death benefits	(15,780)	(6,788)	(40,319)	(39,390)	(413,614)
Increase (decrease) from transactions	(329,814)	(239,739)	(123,383)	(324,960)	(620,726)
Increase (decrease) in net assets	(271,260)	57,933	(63,416)	(158,920)	1,294,959
Net assets at beginning of year	1,703,497	1,722,593	959,567	2,670,039	23,909,274
Net assets at end of year	$1,432,237	$1,780,526	$896,151	$2,511,119	$25,204,233

Accumulation unit activity
Units outstanding at beginning of year	1,244,603	642,900	388,283	694,378	19,422,427
Units purchased	22,418	87,980	62,418	10,570	1,250,755
Units redeemed	(254,300)	(166,154)	(111,784)	(88,130)	(1,782,222)
Units outstanding at end of year	1,012,721	564,726	338,917	616,818	18,890,960
See accompanying notes to financial statements.
 120 ■ RiverSource of New York Variable Annuity Account

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(2,639,341)	$(1,461,483)	$26,195
Net realized gain (loss) on sales of investments	7,731,922	3,355,900	(16,787)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	33,043,734	14,153,068	16,928
Net increase (decrease) in net assets resulting from operations	38,136,315	16,047,485	26,336

Contract transactions
Contract purchase payments	1,242,575	977,364	47,285
Net transfers(1)	2,861,290	(330,157)	(52,925)
Transfers for policy loans	—	—	—
Adjustments to net assets allocated to contracts in payment period	12,037	10,015	—
Contract charges	(4,028,686)	(1,831,344)	(29)
Contract terminations:
Surrender benefits	(11,940,833)	(8,330,069)	(17,720)
Death benefits	(1,751,847)	(1,455,463)	(865)
Increase (decrease) from transactions	(13,605,464)	(10,959,654)	(24,254)
Increase (decrease) in net assets	24,530,851	5,087,831	2,082
Net assets at beginning of year	243,009,174	136,106,697	529,750
Net assets at end of year	$267,540,025	$141,194,528	$531,832

Accumulation unit activity
Units outstanding at beginning of year	160,486,571	99,117,862	447,377
Units purchased	4,244,431	1,840,280	76,925
Units redeemed	(12,417,957)	(9,206,183)	(97,749)
Units outstanding at end of year	152,313,045	91,751,959	426,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
(2)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
See accompanying notes to financial statements.
RiverSource of New York Variable Annuity Account ■ 121

Notes to Financial Statements
1.
ORGANIZATION
RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.
The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.
RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)
RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)
RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)
RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)
RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)
RiverSource®RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource®RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource®RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)
RiverSource®RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)
RiverSource®RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)
RiverSource®RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)
RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)
RiverSource® RAVA Apex NY Variable Annuity (RAVA Apex)
RiverSource® RAVA Vista NY Variable Annuity (RAVA Vista)
RiverSource® Flexible Portfolio Annuity (FPA)*
RiverSource® Retirement Advisor Variable Annuity (RAVA)*
RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)*
RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2025, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
 122 ■ RiverSource of New York Variable Annuity Account

Division	Fund
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
BlackRock Adv SMID Cap VI, Cl III	BlackRock Advantage SMID Cap V.I. Fund (Class III)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon Sus US Eq, Serv	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Calvert VP SRI Bal, Cl F	Calvert VP SRI Balanced Portfolio – Class F
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Acorn	Columbia Variable Portfolio – Acorn Fund (previously Wanger Acorn)
Col VP Acorn Intl	Columbia Variable Portfolio – Acorn International Fund (previously Wanger International)
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Corporate Bond, Cl 2
Columbia Variable Portfolio – Corporate Bond Fund (Class 2)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 2), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 2) sometime during the second quarter of 2026)

Col VP Corporate Bond, Cl 3
Columbia Variable Portfolio – Corporate Bond Fund (Class 3)
(previously Columbia Variable Portfolio – Global Strategic Income Fund (Class 3), renamed to Columbia Variable Portfolio –
Select Corporate Income Fund (Class 3) sometime during the second quarter of 2026)

Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 2) sometime during the second quarter of 2026)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (renamed to Columbia Variable Portfolio – Cornerstone Growth Fund (Class 3) sometime during the second quarter of 2026)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (renamed to Columbia Variable Portfolio – Select Short Corporate Income (Class 2) sometime during the second quarter of 2026)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Col VP Select Lg Cap Eq, Cl 2	Columbia Variable Portfolio – Select Large Cap Equity Fund (Class 2) (renamed to Columbia Variable Portfolio – Cornerstone Equity Fund (Class 2) sometime during the second quarter of 2026)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
RiverSource of New York Variable Annuity Account ■ 123

Division	Fund
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (renamed to Columbia Variable Portfolio – Small Cap Value Discovery Fund (Class 2) sometime during the second quarter of 2026)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1 (renamed Cantor Fitzgerald Commodity Return Strategy Portfolio, Class 1 sometime during the second quarter of 2026)
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2) (renamed CTIVP® – Fidelity Institutional AM® Total Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 2) sometime during the second quarter of 2026)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (renamed CTIVP® – BlackRock Global Inflation-Linked Securities Fund (Class 3) sometime during the second quarter of 2026)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP Prin Lg Cap Gro, Cl 1	CTIVP® – Principal Large Cap Growth Fund (Class 1) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 1))
CTIVP Prin Lg Cap Gro, Cl 2	CTIVP® – Principal Large Cap Growth Fund (Class 2) (previously CTIVP® – Principal Blue Chip Growth Fund (Class 2))
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2) (renamed CTIVP® – TCW Total Return Bond Fund (Class 2) sometime during the second quarter of 2026)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Wellington Lg Cap Val, Cl 2	CTIVP® – Wellington Large Cap Value Fund (Class 2) (previously CTIVP® – MFS® Value Fund (Class 2))
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Westfield Sel Lg Cp Gr, Cl 2	CTIVP® – Westfield Select Large Cap Growth Fund (Class 2)
CVT EAFE Intl Index, Cl F	CVT EAFE International Index Portfolio – Class F
CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index Portfolio – Class F
CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russell 2000® Small Cap Index Portfolio – Class F
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Serv Cl 2	Fidelity® VIP Emerging Markets Portfolio Service Class 2
Fid VIP Energy, Serv Cl 2	Fidelity® VIP Energy Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Serv Cl 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fid VIP Intl Cap Appr, Serv Cl 2	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Inc, Cl 4	Franklin Income VIP Fund – Class 4
Frank Mutual Gbl Dis, Cl 4	Franklin Mutual Global Discovery VIP Fund – Class 4
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Cap Val, Cl 4	Franklin Small Cap Value VIP Fund – Class 4
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Serv	Goldman Sachs VIT Small Cap Equity Insights Fund – Service Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
 124 ■ RiverSource of New York Variable Annuity Account

Division	Fund
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Plus Bond, Ser II	Invesco V.I. Core Plus Bond Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Forty, Serv	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Emer Mkts Eq, Serv	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC
Lord Abt Short Dur Inc, Cl VC	Lord Abbett Series Fund Short Duration Income Portfolio – Class VC
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(1)
LVIP AC Intl, Std Cl II	LVIP American Century International Fund, Standard Class II(2)
LVIP AC Mid Cap Val, Serv Cl	LVIP American Century Mid Cap Value Fund, Service Class(3)
LVIP AC Ultra, Serv Cl	LVIP American Century Ultra® Fund, Service Class(4)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(5)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(6)
LVIP JPM US Eq, Serv Cl	LVIP JPMorgan U.S. Equity Fund – Service Class
MFS Gbl Real Est, Serv Cl	MFS® Global Real Estate Portfolio – Service Class
MFS Intl Gro, Serv Cl	MFS® International Growth Portfolio – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research Intl, Serv Cl	MFS® Research International Portfolio – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
NB AMT Quality Eq, Cl S	Neuberger Berman AMT Quality Equity Portfolio (Class S) (previously Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
Nom VIP Asset Strategy, Serv Cl	Nomura VIP Asset Strategy Series – Service Class (previously Macquarie VIP Asset Strategy Series – Service Class)
Nom VIP for Inc, Serv Cl	Nomura VIP Fund for Income Series – Service Class (previously Macquarie VIP Fund for Income Series – Service Class)
Nom VIP Intl Core Eq, Serv Cl	Nomura VIP International Core Equity Series – Service Class (7)(8) (previously Macquarie VIP International Core Equity Series – Service Class)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares
Put VT Sus Fut, Cl IB	Putnam VT Sustainable Future Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
RiverSource of New York Variable Annuity Account ■ 125

Division	Fund
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(2)	American Century VP International, Class I reorganized into LVIP American Century International Fund, Standard Class II on April 26, 2024.
(3)	American Century VP Mid Cap Value, Class II reorganized into LVIP American Century Mid Cap Value Fund, Service Class on April 26, 2024.
(4)	American Century VP Ultra®, Class II reorganized into LVIP American Century Ultra® Fund, Service Class on April 26, 2024.
(5)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(6)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(7)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
(8)
Delaware VIP® International Series – Service Class merged into Delaware Ivy VIP International Core Equity – Class II on April 26, 2024. Subsequent to the merger, the fund was renamed to Macquerie VIP International Core Equity Series – Service Class.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.
RiverSource Life of NY serves as issuer of the contracts.
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.
Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.
The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.
 126 ■ RiverSource of New York Variable Annuity Account

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.
Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The Funds in the Account have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2025.
Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.
Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Subsequent Events
Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.
Segment Reporting
Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures enables investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The Chairman and President and Chief Executive Officer of RiverSource Life Insurance Co. of New York acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.
3.
VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.
Product	Mortality and expense risk fee
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RiverSource of New York Variable Annuity Account ■ 127

Product	Mortality and expense risk fee
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
4.
CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.
Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.
5.
SURRENDER CHARGES
RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.
6.
RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.
Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement*	Columbia Wanger Asset Management, LLC
 128 ■ RiverSource of New York Variable Annuity Account

Fee Agreement:	Fees Paid To:
Administrative Services Agreement*	Columbia Wanger Asset Management, LLC

*
Prior to April 1, 2025, Columbia Wanger Asset Management, LLC (CWAM) furnished investment advisory services to funds in the Columbia Acorn Trust (CAT) and the Columbia
Funds Variable Series Trust (CFVST) (formerly known as Wanger Advisors Trust) under an investment advisory agreement (the Advisory Agreement) and provided administrative services to such funds under a separate administrative services agreement (the Administration Services Agreement). Effective April 1, 2025, CAT and CFVST, on behalf of these funds, entered into a new management services agreement (the Management Agreement) that combined the management services fee that was previously paid under the
Advisory Agreement with the administrative services fee that was previously paid under the Administration Services Agreement. Pursuant to a Novation of Management
Agreement effective July 7, 2025, Columbia Management Investment Advisors, LLC (CMIA) replaced CWAM, a wholly owned subsidiary of CMIA as a party to the Management
Agreement.

7.
INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2025 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$76,543
AB VPS Intl Val, Cl B	164,420
AB VPS Lg Cap Gro, Cl B	3,448,431
AB VPS Relative Val, Cl B	487,036
AB VPS Sus Gbl Thematic, Cl B	211,375
Allspg VT Index Asset Alloc, Cl 2	270,692
Allspg VT Opp, Cl 2	388,172
Allspg VT Sm Cap Gro, Cl 2	345,897
ALPS Alerian Engy Infr, Class III	568,965
BlackRock Adv SMID Cap VI, Cl III	370,033
BlackRock Global Alloc, Cl III	2,083,498
BNY Mellon Sus US Eq, Serv	10,929
Calvert VP SRI Bal, Cl F	183,898
Calvert VP SRI Bal, Cl I	216,211
CB Var Sm Cap Gro, Cl I	48,793
Col VP Acorn	131,995
Col VP Acorn Intl	272,055
Col VP Bal, Cl 2	3,931,913
Col VP Bal, Cl 3	2,625,451
Col VP Commodity Strategy, Cl 2	216,609
Col VP Contrarian Core, Cl 2	2,090,821
Col VP Corporate Bond, Cl 2	326,069
Col VP Corporate Bond, Cl 3	365,956
Col VP Disciplined Core, Cl 2	671,538
Col VP Disciplined Core, Cl 3	106,048
Col VP Divd Opp, Cl 2	1,579,380
Col VP Divd Opp, Cl 3	370,259
Col VP Emer Mkts, Cl 2	105,629
Col VP Emer Mkts, Cl 3	83,183
Col VP Emerg Mkts Bond, Cl 2	244,928
Col VP Govt Money Mkt, Cl 2	12,960,889
Col VP Govt Money Mkt, Cl 3	2,190,755
Col VP Hi Yield Bond, Cl 2	2,276,427
Col VP Hi Yield Bond, Cl 3	515,509
Col VP Inc Opp, Cl 2	557,935
Col VP Inc Opp, Cl 3	343,370
Col VP Inter Bond, Cl 2	1,970,389
Col VP Inter Bond, Cl 3	1,136,292
Col VP Lg Cap Gro, Cl 2	2,162,246
Col VP Lg Cap Gro, Cl 3	92,337
Col VP Lg Cap Index, Cl 2	15,044,715
Col VP Lg Cap Index, Cl 3	4,735,308
Col VP Limited Duration Cr, Cl 2	1,026,388
Col VP Long Govt/Cr Bond, Cl 2	252,921
Col VP Overseas Core, Cl 2	1,356,005
Col VP Overseas Core, Cl 3	523,736
Col VP Sel Gbl Tech, Cl 2	1,662,954
Division	Purchases
Col VP Select Lg Cap Eq, Cl 2	$109,786
Col VP Select Lg Cap Val, Cl 2	579,305
Col VP Select Lg Cap Val, Cl 3	90,967
Col VP Select Mid Cap Gro, Cl 2	1,982,839
Col VP Select Mid Cap Gro, Cl 3	187,312
Col VP Select Mid Cap Val, Cl 2	1,818,602
Col VP Select Mid Cap Val, Cl 3	34,071
Col VP Select Sm Cap Val, Cl 2	207,761
Col VP Select Sm Cap Val, Cl 3	23,621
Col VP Sm Cap Val, Cl 2	126,278
Col VP Strategic Inc, Cl 2	1,262,369
Col VP US Govt Mtge, Cl 2	166,452
Col VP US Govt Mtge, Cl 3	59,683
CS Commodity Return, Cl 1	33,234
CTIVP AC Div Bond, Cl 2	213,489
CTIVP BR Gl Infl Prot Sec, Cl 2	90,964
CTIVP BR Gl Infl Prot Sec, Cl 3	190,900
CTIVP CenterSquare Real Est, Cl 2	223,277
CTIVP Prin Lg Cap Gro, Cl 1	60,473
CTIVP Prin Lg Cap Gro, Cl 2	1,027,253
CTIVP T Rowe Price LgCap Val, Cl 2	343,678
CTIVP TCW Core Plus Bond, Cl 2	1,282,902
CTIVP Vty Sycamore Estb Val, Cl 2	1,160,603
CTIVP Vty Sycamore Estb Val, Cl 3	37,586
CTIVP Wellington Lg Cap Val, Cl 2	1,643,741
CTIVP Westfield Mid Cap Gro, Cl 2	131,237
CTIVP Westfield Sel Lg Cp Gr, Cl 2	129,067
CVT EAFE Intl Index, Cl F	432,811
CVT Nasdaq 100 Index, Cl F	1,492,048
CVT Russ 2000 Sm Cap Ind, Cl F	673,161
DWS Alt Asset Alloc VIP, Cl B	439,313
EV VT Floating-Rate Inc, Init Cl	1,189,874
Fid VIP Contrafund, Serv Cl 2	15,377,334
Fid VIP Emer Mkts, Serv Cl 2	26,627
Fid VIP Energy, Serv Cl 2	286,335
Fid VIP Gro & Inc, Serv Cl	219,506
Fid VIP Gro & Inc, Serv Cl 2	1,939,372
Fid VIP Gro Opp, Serv Cl 2	624,229
Fid VIP Intl Cap Appr, Serv Cl 2	377,007
Fid VIP Invest Gr, Serv Cl 2	1,128,282
Fid VIP Mid Cap, Serv Cl	215,974
Fid VIP Mid Cap, Serv Cl 2	4,995,615
Fid VIP Overseas, Serv Cl	22,395
Fid VIP Overseas, Serv Cl 2	476,580
Fid VIP Strategic Inc, Serv Cl 2	3,554,517
Frank Global Real Est, Cl 2	72,851
Frank Inc, Cl 2	407,050
RiverSource of New York Variable Annuity Account ■ 129

Division	Purchases
Frank Inc, Cl 4	$535,644
Frank Mutual Gbl Dis, Cl 4	64,740
Frank Mutual Shares, Cl 2	895,943
Frank Sm Cap Val, Cl 2	860,498
Frank Sm Cap Val, Cl 4	153,953
GS VIT Mid Cap Val, Inst	803,517
GS VIT Sm Cap Eq Insights, Inst	12,180
GS VIT Sm Cap Eq Insights, Serv	150,462
GS VIT U.S. Eq Insights, Inst	634,309
Invesco VI Am Fran, Ser I	28,605
Invesco VI Am Fran, Ser II	205,465
Invesco VI Bal Risk Alloc, Ser II	314,539
Invesco VI Comstock, Ser II	661,170
Invesco VI Core Eq, Ser I	560,064
Invesco VI Core Plus Bond, Ser II	202,249
Invesco VI Dis Mid Cap Gro, Ser I	68,997
Invesco VI Dis Mid Cap Gro, Ser II	50,653
Invesco VI Div Divd, Ser I	38,139
Invesco VI Div Divd, Ser II	40,319
Invesco VI EQV Intl Eq, Ser II	167,921
Invesco VI Gbl Strat Inc, Ser II	511,774
Invesco VI Global, Ser II	1,856,006
Invesco VI Hlth, Ser II	91,494
Invesco VI Main St, Ser II	38,008
Invesco VI Mn St Sm Cap, Ser II	1,921,672
Invesco VI Tech, Ser I	197,636
Invesco VI Tech, Ser II	995,633
Janus Hend VIT Gbl Tech Innov, Srv	642,953
Janus Henderson VIT Bal, Serv	3,303,942
Janus Henderson VIT Enter, Serv	45,750
Janus Henderson VIT Flex Bd, Serv	1,848,828
Janus Henderson VIT Forty, Serv	430,383
Janus Henderson VIT Overseas, Serv	399,788
Janus Henderson VIT Res, Serv	501,775
Lazard Ret Emer Mkts Eq, Serv	430,564
Lazard Ret Global Dyn MA, Serv	25,876
Lord Abt Bond Debenture, Cl VC	379,886
Lord Abt Short Dur Inc, Cl VC	265,463
LVIP AC Intl, Serv Cl	42,205
LVIP AC Intl, Std Cl II	1,946
LVIP AC Mid Cap Val, Serv Cl	497,293
LVIP AC Ultra, Serv Cl	358,687
LVIP AC Val, Serv Cl	2,202,062
LVIP AC Val, Std Cl II	45,344
LVIP JPM US Eq, Serv Cl	137,557
MFS Gbl Real Est, Serv Cl	40,840
MFS Intl Gro, Serv Cl	340,924
MFS Mass Inv Gro Stock, Serv Cl	512,251
MFS New Dis, Serv Cl	17,732
MFS Research Intl, Serv Cl	49,711
Division	Purchases
MFS Utilities, Serv Cl	$697,595
MS VIF Dis, Cl II	819,827
NB AMT Quality Eq, Cl S	86,207
Nom VIP Asset Strategy, Serv Cl	103,779
Nom VIP for Inc, Serv Cl	289,188
Nom VIP Intl Core Eq, Serv Cl	11,689
PIMCO VIT All Asset, Advisor Cl	167,382
PIMCO VIT Glb Man As Alloc, Adv Cl	22,163
PIMCO VIT Tot Return, Advisor Cl	1,980,679
Put VT Global Hlth Care, Cl IB	408,356
Put VT Intl Eq, Cl IB	51,797
Put VT Intl Val, Cl IB	46,619
Put VT Lg Cap Val, Cl IB	625,462
Put VT Sus Fut, Cl IB	4,903
Put VT Sus Leaders, Cl IA	881,864
Put VT Sus Leaders, Cl IB	95,047
Royce Micro-Cap, Invest Cl	51,722
Temp Global Bond, Cl 2	76,563
Third Ave VST Third Ave Value	53,403
VanEck VIP Global Gold, Cl S	762,711
VP Aggr, Cl 2	4,402,202
VP Aggr, Cl 4	510,227
VP Conserv, Cl 2	3,298,956
VP Conserv, Cl 4	2,281,527
VP Man Risk US, Cl 2	716,199
VP Man Risk, Cl 2	284,650
VP Man Vol Conserv Gro, Cl 2	6,091,758
VP Man Vol Conserv, Cl 2	9,912,744
VP Man Vol Gro, Cl 2	15,249,359
VP Man Vol Mod Gro, Cl 2	19,832,894
VP Mod Aggr, Cl 2	14,848,667
VP Mod Aggr, Cl 4	1,081,341
VP Mod Conserv, Cl 2	4,959,896
VP Mod Conserv, Cl 4	1,430,197
VP Mod, Cl 2	25,741,058
VP Mod, Cl 4	2,896,132
VP Ptnrs Core Bond, Cl 2	283,092
VP Ptnrs Core Eq, Cl 2	43,919
VP Ptnrs Core Eq, Cl 3	26,792
VP Ptnrs Intl Core Eq, Cl 2	771,634
VP Ptnrs Intl Gro, Cl 2	199,990
VP Ptnrs Intl Val, Cl 2	296,671
VP Ptnrs Sm Cap Gro, Cl 2	128,573
VP Ptnrs Sm Cap Val, Cl 2	123,495
VP Ptnrs Sm Cap Val, Cl 3	92,679
VP US Flex Conserv Gro, Cl 2	575,002
VP US Flex Gro, Cl 2	7,477,633
VP US Flex Mod Gro, Cl 2	4,639,475
WA Var Global Hi Yd Bond, Cl II	194,526
 130 ■ RiverSource of New York Variable Annuity Account

8.
FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the division(s).
	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
AB VPS Dyn Asset Alloc, Cl B
2025	313	$1.72	to	$1.46	$503	1.68%	0.55%	to	1.85%	12.59%	to	11.14%
2024	486	$1.53	to	$1.31	$693	1.00%	0.55%	to	1.85%	9.81%	to	8.39%
2023	549	$1.39	to	$1.21	$714	0.44%	0.55%	to	1.85%	12.86%	to	11.40%
2022	984	$1.23	to	$1.09	$1,151	2.32%	0.55%	to	1.85%	(19.12)%	to	(20.16)%
2021	600	$1.52	to	$1.36	$866	1.41%	0.55%	to	1.85%	8.68%	to	7.27%
AB VPS Intl Val, Cl B
2025	1,674	$2.05	to	$1.29	$4,059	2.23%	0.55%	to	1.45%	40.50%	to	39.24%
2024	1,957	$1.46	to	$0.93	$3,388	2.26%	0.55%	to	1.45%	4.23%	to	3.29%
2023	2,181	$1.40	to	$0.90	$3,634	0.68%	0.55%	to	1.45%	14.20%	to	13.19%
2022	2,385	$1.23	to	$0.79	$3,528	4.15%	0.55%	to	1.45%	(14.27)%	to	(15.04)%
2021	2,577	$1.43	to	$0.93	$4,427	1.66%	0.55%	to	1.45%	10.25%	to	9.26%
AB VPS Lg Cap Gro, Cl B
2025	1,830	$1.70	to	$5.42	$13,928	— %	0.65%	to	1.85%	12.12%	to	10.78%
2024	1,891	$1.51	to	$4.89	$12,949	— %	0.65%	to	1.85%	24.14%	to	22.65%
2023	1,824	$1.22	to	$3.99	$10,229	— %	0.65%	to	1.85%	33.92%	to	32.33%
2022	1,675	$0.91	to	$3.02	$6,953	— %	0.65%	to	1.85%	(9.89)%(5)	to	(29.99)%
2021	1,316	$6.48	to	$4.31	$8,593	— %	0.85%	to	1.85%	27.56%	to	26.30%
AB VPS Relative Val, Cl B
2025	978	$4.70	to	$1.33	$4,405	0.88%	0.55%	to	1.55%	9.59%	to	8.51%
2024	1,095	$4.29	to	$1.22	$4,515	1.24%	0.55%	to	1.55%	12.14%	to	11.02%
2023	1,282	$3.83	to	$1.10	$4,744	1.29%	0.55%	to	1.55%	11.11%	to	10.01%
2022	1,407	$3.45	to	$1.00	$4,689	1.10%	0.55%	to	1.55%	(4.94)%	to	(0.06)%(5)
2021	1,488	$3.62	to	$2.96	$5,256	0.64%	0.55%	to	1.45%	27.14%	to	26.00%
AB VPS Sus Gbl Thematic, Cl B
2025	206	$3.44	to	$1.17	$682	— %	0.55%	to	1.55%	5.44%	to	4.39%
2024	182	$3.26	to	$1.12	$569	— %	0.55%	to	1.55%	5.38%	to	4.32%
2023	149	$3.09	to	$1.07	$448	0.03%	0.55%	to	1.55%	15.07%	to	13.93%
2022	168	$2.69	to	$0.94	$442	— %	0.55%	to	1.55%	(27.57)%	to	(6.14)%(5)
2021	186	$3.71	to	$3.50	$681	— %	0.55%	to	1.45%	21.90%	to	20.81%
Allspg VT Index Asset Alloc, Cl 2
2025	544	$4.50	to	$4.63	$2,424	1.25%	0.75%	to	1.20%	10.65%	to	10.15%
2024	563	$4.07	to	$4.20	$2,271	1.31%	0.75%	to	1.20%	14.01%	to	13.49%
2023	670	$3.57	to	$3.70	$2,386	0.96%	0.75%	to	1.20%	15.83%	to	15.31%
2022	642	$3.08	to	$3.21	$1,978	0.63%	0.75%	to	1.20%	(17.64)%	to	(18.01)%
2021	692	$3.74	to	$3.91	$2,588	0.58%	0.75%	to	1.20%	15.13%	to	14.61%
Allspg VT Opp, Cl 2
2025	446	$6.10	to	$3.06	$2,762	0.05%	0.55%	to	1.85%	6.13%	to	4.75%
2024	505	$5.75	to	$2.92	$2,963	0.05%	0.55%	to	1.85%	14.41%	to	12.93%
2023	502	$5.03	to	$2.58	$2,553	— %	0.55%	to	1.85%	25.81%	to	24.19%
2022	533	$4.00	to	$2.08	$2,164	— %	0.55%	to	1.85%	(21.24)%	to	(22.25)%
2021	635	$5.07	to	$2.68	$3,255	0.04%	0.55%	to	1.85%	24.09%	to	22.49%
Allspg VT Sm Cap Gro, Cl 2
2025	761	$5.66	to	$2.65	$3,838	— %	0.55%	to	1.85%	8.66%	to	7.25%
2024	966	$5.21	to	$2.47	$4,483	— %	0.55%	to	1.85%	18.05%	to	16.51%
2023	1,054	$4.42	to	$2.12	$4,170	— %	0.55%	to	1.85%	3.54%	to	2.20%
2022	1,113	$4.26	to	$2.07	$4,256	— %	0.55%	to	1.85%	(34.78)%	to	(35.62)%
2021	1,096	$6.54	to	$3.22	$6,481	— %	0.55%	to	1.85%	7.05%	to	5.66%
ALPS Alerian Engy Infr, Class III
2025	1,143	$1.92	to	$1.63	$2,066	4.30%	0.55%	to	1.85%	4.09%	to	2.74%
2024	1,286	$1.84	to	$1.58	$2,246	3.52%	0.55%	to	1.85%	39.82%	to	38.01%
2023	1,617	$1.32	to	$1.15	$2,022	3.07%	0.55%	to	1.85%	13.28%	to	11.82%
2022	1,767	$1.16	to	$1.03	$1,963	4.41%	0.55%	to	1.85%	16.68%	to	15.18%
RiverSource of New York Variable Annuity Account ■ 131

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	1,865	$1.00	to	$0.89	$1,786	1.95%	0.55%	to	1.85%	37.02%	to	35.25%
BlackRock Adv SMID Cap VI, Cl III
2025	493	$1.39	to	$1.35	$677	1.83%	0.65%	to	1.55%	10.15%	to	9.17%
2024	290	$1.26	to	$1.23	$364	1.51%	0.65%	to	1.55%	10.98%	to	9.99%
2023	258	$1.14	to	$1.12	$293	2.73%	0.65%	to	1.55%	17.86%	to	16.82%
2022	135	$0.97	to	$0.96	$131	5.12%	0.65%	to	1.55%	(4.28)%(5)	to	(4.84)%(5)
BlackRock Global Alloc, Cl III
2025	3,794	$2.25	to	$1.75	$7,994	4.39%	0.55%	to	1.85%	18.85%	to	17.32%
2024	3,805	$1.89	to	$1.49	$6,783	0.82%	0.55%	to	1.85%	8.32%	to	6.93%
2023	3,690	$1.75	to	$1.40	$6,171	2.59%	0.55%	to	1.85%	11.88%	to	10.44%
2022	3,685	$1.56	to	$1.26	$5,542	— %	0.55%	to	1.85%	(16.53)%	to	(17.61)%
2021	3,669	$1.87	to	$1.53	$6,656	0.92%	0.55%	to	1.85%	5.83%	to	4.47%
BNY Mellon Sus US Eq, Serv
2025	57	$1.61	to	$1.56	$94	0.06%	0.65%	to	1.55%	14.93%	to	13.90%
2024	57	$1.40	to	$1.37	$82	0.38%	0.65%	to	1.55%	23.77%	to	22.65%
2023	55	$1.13	to	$1.12	$64	0.06%	0.65%	to	1.55%	22.71%	to	21.61%
2022	—	$0.92	to	$0.92	$3	— %	0.65%	to	1.55%	(7.93)%(5)	to	(8.48)%(5)
Calvert VP SRI Bal, Cl F
2025	452	$1.44	to	$1.39	$643	1.87%	0.65%	to	1.55%	10.95%	to	9.96%
2024	364	$1.30	to	$1.26	$469	1.94%	0.65%	to	1.55%	18.15%	to	17.07%
2023	288	$1.10	to	$1.08	$315	2.12%	0.65%	to	1.55%	15.67%	to	14.64%
2022	91	$0.95	to	$0.94	$87	2.18%	0.65%	to	1.55%	(5.21)%(5)	to	(5.79)%(5)
Calvert VP SRI Bal, Cl I
2025	690	$3.86	to	$3.98	$2,369	1.62%	0.55%	to	1.20%	10.87%	to	10.15%
2024	740	$3.48	to	$3.61	$2,300	1.72%	0.55%	to	1.20%	18.95%	to	18.18%
2023	742	$2.93	to	$3.06	$1,949	1.68%	0.55%	to	1.20%	16.18%	to	15.43%
2022	461	$2.52	to	$2.65	$1,052	1.15%	0.55%	to	1.20%	(15.88)%	to	(16.42)%
2021	218	$3.00	to	$3.17	$590	1.17%	0.55%	to	1.20%	14.48%	to	13.74%
CB Var Sm Cap Gro, Cl I
2025	122	$4.25	to	$3.59	$488	— %	0.55%	to	1.45%	8.63%	to	7.66%
2024	123	$3.91	to	$3.34	$455	— %	0.55%	to	1.45%	3.92%	to	2.99%
2023	133	$3.77	to	$3.24	$472	— %	0.55%	to	1.45%	7.81%	to	6.85%
2022	132	$3.49	to	$3.03	$437	— %	0.55%	to	1.45%	(29.24)%	to	(29.87)%
2021	142	$4.94	to	$4.33	$666	— %	0.55%	to	1.45%	11.99%	to	10.99%
Col VP Acorn
2025	1,260	$4.60	to	$1.27	$7,343	— %	0.55%	to	1.55%	3.90%	to	2.86%
2024	1,450	$4.42	to	$1.24	$8,151	— %	0.55%	to	1.55%	13.55%	to	12.41%
2023	1,691	$3.90	to	$1.10	$8,406	— %	0.55%	to	1.55%	21.07%	to	19.87%
2022	1,848	$3.22	to	$0.92	$7,660	— %	0.55%	to	1.55%	(33.83)%	to	(9.83)%(5)
2021	1,997	$4.86	to	$3.85	$12,517	0.73%	0.55%	to	1.45%	8.30%	to	7.33%
Col VP Acorn Intl
2025	1,448	$3.54	to	$1.04	$4,326	1.26%	0.55%	to	1.55%	12.14%	to	11.03%
2024	1,641	$3.16	to	$0.93	$4,367	1.36%	0.55%	to	1.55%	(8.75)%	to	(9.67)%
2023	1,883	$3.46	to	$1.03	$5,634	0.32%	0.55%	to	1.55%	16.32%	to	15.16%
2022	2,053	$2.97	to	$0.90	$5,273	0.92%	0.55%	to	1.55%	(34.21)%	to	(9.03)%(5)
2021	2,201	$4.52	to	$2.71	$8,547	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
Col VP Bal, Cl 2
2025	18,022	$1.43	to	$1.30	$24,045	— %	0.65%	to	1.55%	13.01%	to	12.00%
2024	15,637	$1.26	to	$1.16	$18,491	— %	0.65%	to	1.55%	13.56%	to	12.54%
2023	12,308	$1.11	to	$1.03	$12,876	— %	0.65%	to	1.55%	20.32%	to	19.24%
2022	9,421	$0.93	to	$0.86	$8,221	— %	0.65%	to	1.55%	(7.47)%(5)	to	(18.14)%
2021	2,845	$1.06	to	$1.06	$3,011	— %	0.95%	to	1.55%	5.79%(6)	to	5.37%(6)
Col VP Bal, Cl 3
2025	12,703	$4.30	to	$2.48	$49,067	— %	0.55%	to	1.85%	13.29%	to	11.83%
 132 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	15,401	$3.79	to	$2.22	$52,593	— %	0.55%	to	1.85%	13.80%	to	12.32%
2023	16,442	$3.33	to	$1.98	$49,685	— %	0.55%	to	1.85%	20.57%	to	19.02%
2022	16,873	$2.77	to	$1.66	$42,719	— %	0.55%	to	1.85%	(17.20)%	to	(18.27)%
2021	16,796	$3.34	to	$2.03	$51,780	— %	0.55%	to	1.85%	14.11%	to	12.63%
Col VP Commodity Strategy, Cl 2
2025	860	$0.97	to	$0.82	$785	8.33%	0.55%	to	1.85%	14.67%	to	13.19%
2024	777	$0.85	to	$0.73	$623	3.40%	0.55%	to	1.85%	6.51%	to	5.12%
2023	870	$0.80	to	$0.69	$658	22.37%	0.55%	to	1.85%	(7.65)%	to	(8.84)%
2022	782	$0.86	to	$0.76	$642	24.85%	0.55%	to	1.85%	18.05%	to	16.53%
2021	1,073	$0.73	to	$0.65	$754	— %	0.55%	to	1.85%	31.29%	to	29.59%
Col VP Contrarian Core, Cl 2
2025	1,840	$4.90	to	$4.15	$8,460	— %	0.55%	to	1.85%	16.71%	to	15.20%
2024	1,798	$4.20	to	$3.61	$7,115	— %	0.55%	to	1.85%	22.42%	to	20.83%
2023	1,860	$3.43	to	$2.98	$6,034	— %	0.55%	to	1.85%	31.17%	to	29.48%
2022	1,734	$2.62	to	$2.31	$4,305	— %	0.55%	to	1.85%	(19.30)%	to	(20.34)%
2021	1,796	$3.24	to	$2.89	$5,557	— %	0.55%	to	1.85%	23.28%	to	21.69%
Col VP Corporate Bond, Cl 2
2025	1,345	$1.13	to	$0.84	$1,387	6.55%	0.65%	to	1.85%	6.86%	to	5.58%
2024	1,255	$1.06	to	$0.80	$1,217	2.94%	0.65%	to	1.85%	2.63%	to	1.39%
2023	1,150	$1.03	to	$0.78	$1,091	3.02%	0.65%	to	1.85%	8.76%	to	7.46%
2022	1,083	$0.95	to	$0.73	$948	3.18%	0.65%	to	1.85%	(4.91)%(5)	to	(15.20)%
2021	940	$1.06	to	$0.86	$962	3.62%	0.85%	to	1.85%	0.18%	to	(0.82)%
Col VP Corporate Bond, Cl 3
2025	1,319	$1.41	to	$1.19	$2,215	6.81%	0.55%	to	1.45%	7.16%	to	6.19%
2024	1,528	$1.32	to	$1.12	$2,403	3.31%	0.55%	to	1.45%	2.68%	to	1.75%
2023	1,623	$1.29	to	$1.10	$2,469	3.24%	0.55%	to	1.45%	9.21%	to	8.23%
2022	1,815	$1.18	to	$1.02	$2,537	3.44%	0.55%	to	1.45%	(14.08)%	to	(14.85)%
2021	2,042	$1.37	to	$1.19	$3,335	4.04%	0.55%	to	1.45%	0.59%	to	(0.32)%
Col VP Disciplined Core, Cl 2
2025	600	$1.61	to	$3.85	$3,943	— %	0.65%	to	1.85%	13.61%	to	12.26%
2024	637	$1.42	to	$3.43	$3,705	— %	0.65%	to	1.85%	24.91%	to	23.42%
2023	678	$1.13	to	$2.78	$3,182	— %	0.65%	to	1.85%	23.28%	to	21.81%
2022	556	$0.92	to	$2.28	$2,123	— %	0.65%	to	1.85%	(8.58)%(5)	to	(20.42)%
2021	480	$4.90	to	$2.87	$2,288	— %	0.85%	to	1.85%	31.31%	to	30.01%
Col VP Disciplined Core, Cl 3
2025	3,703	$6.40	to	$5.00	$21,181	— %	0.55%	to	1.45%	13.86%	to	12.84%
2024	4,079	$5.62	to	$4.43	$20,585	— %	0.55%	to	1.45%	25.20%	to	24.08%
2023	4,412	$4.49	to	$3.57	$17,906	— %	0.55%	to	1.45%	23.55%	to	22.45%
2022	4,860	$3.63	to	$2.91	$16,098	— %	0.55%	to	1.45%	(19.27)%	to	(20.00)%
2021	5,345	$4.50	to	$3.64	$21,946	— %	0.55%	to	1.45%	31.84%	to	30.66%
Col VP Divd Opp, Cl 2
2025	2,169	$1.37	to	$2.49	$8,453	— %	0.65%	to	1.85%	14.82%	to	13.45%
2024	2,038	$1.20	to	$2.19	$6,945	— %	0.65%	to	1.85%	14.37%	to	13.00%
2023	1,943	$1.05	to	$1.94	$5,830	— %	0.65%	to	1.85%	4.16%	to	2.92%
2022	1,771	$1.01	to	$1.89	$5,129	— %	0.65%	to	1.85%	0.26%(5)	to	(3.19)%
2021	1,208	$3.07	to	$1.95	$3,600	— %	0.85%	to	1.85%	24.83%	to	23.59%
Col VP Divd Opp, Cl 3
2025	3,965	$4.75	to	$3.23	$20,616	— %	0.55%	to	1.45%	15.05%	to	14.02%
2024	4,682	$4.13	to	$2.83	$21,176	— %	0.55%	to	1.45%	14.64%	to	13.61%
2023	5,006	$3.60	to	$2.49	$19,916	— %	0.55%	to	1.45%	4.38%	to	3.45%
2022	5,400	$3.45	to	$2.41	$20,629	— %	0.55%	to	1.45%	(1.78)%	to	(2.65)%
2021	5,968	$3.51	to	$2.47	$23,277	— %	0.55%	to	1.45%	25.33%	to	24.20%
Col VP Emer Mkts, Cl 2
2025	1,507	$1.31	to	$1.35	$2,559	0.07%	0.65%	to	1.85%	30.02%	to	28.48%
RiverSource of New York Variable Annuity Account ■ 133

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	1,964	$1.01	to	$1.05	$2,572	1.02%	0.65%	to	1.85%	4.77%	to	3.51%
2023	2,046	$0.96	to	$1.02	$2,566	— %	0.65%	to	1.85%	8.49%	to	7.20%
2022	2,060	$0.88	to	$0.95	$2,390	— %	0.65%	to	1.85%	(11.55)%(5)	to	(34.30)%
2021	1,783	$1.79	to	$1.44	$3,116	0.84%	0.85%	to	1.85%	(8.26)%	to	(9.17)%
Col VP Emer Mkts, Cl 3
2025	1,220	$3.82	to	$2.16	$4,128	0.17%	0.55%	to	1.45%	30.30%	to	29.13%
2024	1,412	$2.93	to	$1.68	$3,690	1.16%	0.55%	to	1.45%	4.92%	to	3.97%
2023	1,652	$2.79	to	$1.61	$4,053	— %	0.55%	to	1.45%	8.71%	to	7.74%
2022	1,752	$2.57	to	$1.50	$3,977	— %	0.55%	to	1.45%	(33.34)%	to	(33.94)%
2021	2,138	$3.85	to	$2.26	$7,130	0.99%	0.55%	to	1.45%	(7.84)%	to	(8.67)%
Col VP Emerg Mkts Bond, Cl 2
2025	975	$1.26	to	$1.07	$1,160	5.15%	0.55%	to	1.85%	12.03%	to	10.59%
2024	943	$1.13	to	$0.97	$1,007	4.86%	0.55%	to	1.85%	5.55%	to	4.18%
2023	1,068	$1.07	to	$0.93	$1,084	5.23%	0.55%	to	1.85%	9.41%	to	8.00%
2022	1,154	$0.98	to	$0.86	$1,076	4.05%	0.55%	to	1.85%	(16.61)%	to	(17.69)%
2021	1,313	$1.17	to	$1.04	$1,478	3.72%	0.55%	to	1.85%	(2.98)%	to	(4.25)%
Col VP Govt Money Mkt, Cl 2
2025	17,541	$1.12	to	$0.94	$17,619	3.65%	0.65%	to	1.85%	3.05%	to	1.80%
2024	14,609	$1.09	to	$0.92	$14,325	4.63%	0.65%	to	1.85%	4.05%	to	2.80%
2023	16,946	$1.04	to	$0.89	$16,428	4.40%	0.65%	to	1.85%	3.79%	to	2.55%
2022	14,646	$1.01	to	$0.87	$13,763	1.38%	0.65%	to	1.85%	0.66%(5)	to	(0.75)%
2021	7,055	$0.94	to	$0.88	$6,474	0.01%	0.85%	to	1.85%	(0.83)%	to	(1.83)%
Col VP Govt Money Mkt, Cl 3
2025	7,152	$1.23	to	$0.99	$8,300	3.78%	0.55%	to	1.45%	3.27%	to	2.35%
2024	7,655	$1.19	to	$0.97	$8,631	4.72%	0.55%	to	1.45%	4.29%	to	3.35%
2023	6,989	$1.14	to	$0.93	$7,555	4.50%	0.55%	to	1.45%	4.02%	to	3.10%
2022	7,686	$1.10	to	$0.91	$7,984	1.20%	0.55%	to	1.45%	0.61%	to	(0.30)%
2021	6,690	$1.09	to	$0.91	$6,995	0.01%	0.55%	to	1.45%	(0.52)%	to	(1.44)%
Col VP Hi Yield Bond, Cl 2
2025	3,505	$1.23	to	$1.41	$7,084	6.11%	0.65%	to	1.85%	7.79%	to	6.51%
2024	2,977	$1.14	to	$1.33	$5,574	5.73%	0.65%	to	1.85%	6.18%	to	4.90%
2023	2,524	$1.07	to	$1.26	$4,479	5.43%	0.65%	to	1.85%	11.15%	to	9.82%
2022	2,194	$0.96	to	$1.15	$3,547	4.97%	0.65%	to	1.85%	(2.98)%(5)	to	(12.40)%
2021	2,132	$1.92	to	$1.31	$3,964	4.71%	0.85%	to	1.85%	3.90%	to	2.86%
Col VP Hi Yield Bond, Cl 3
2025	1,463	$3.19	to	$2.48	$5,117	6.01%	0.55%	to	1.45%	7.95%	to	6.98%
2024	1,562	$2.95	to	$2.32	$5,068	5.69%	0.55%	to	1.45%	6.36%	to	5.40%
2023	1,735	$2.78	to	$2.20	$5,298	5.31%	0.55%	to	1.45%	11.47%	to	10.47%
2022	1,918	$2.49	to	$1.99	$5,298	5.08%	0.55%	to	1.45%	(11.19)%	to	(11.99)%
2021	2,071	$2.80	to	$2.26	$6,497	5.02%	0.55%	to	1.45%	4.29%	to	3.35%
Col VP Inc Opp, Cl 2
2025	2,075	$1.21	to	$1.21	$4,128	1.79%	0.65%	to	1.85%	7.73%	to	6.44%
2024	2,110	$1.13	to	$1.14	$3,912	5.38%	0.65%	to	1.85%	5.02%	to	3.76%
2023	2,124	$1.07	to	$1.10	$3,757	4.88%	0.65%	to	1.85%	10.64%	to	9.32%
2022	2,388	$0.97	to	$1.00	$3,827	5.25%	0.65%	to	1.85%	(2.41)%(5)	to	(11.87)%
2021	2,232	$1.85	to	$1.14	$4,027	8.73%	0.85%	to	1.85%	3.26%	to	2.23%
Col VP Inc Opp, Cl 3
2025	1,557	$2.96	to	$2.37	$4,170	1.85%	0.55%	to	1.45%	7.98%	to	7.01%
2024	1,694	$2.74	to	$2.21	$4,228	5.51%	0.55%	to	1.45%	5.31%	to	4.36%
2023	1,788	$2.60	to	$2.12	$4,263	5.05%	0.55%	to	1.45%	10.90%	to	9.91%
2022	1,954	$2.35	to	$1.93	$4,216	5.12%	0.55%	to	1.45%	(10.70)%	to	(11.50)%
2021	2,341	$2.63	to	$2.18	$5,690	8.96%	0.55%	to	1.45%	3.90%	to	2.97%
Col VP Inter Bond, Cl 2
2025	6,151	$1.07	to	$1.03	$8,022	5.20%	0.65%	to	1.85%	8.13%	to	6.84%
 134 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	5,629	$0.99	to	$0.96	$6,819	4.69%	0.65%	to	1.85%	1.07%	to	(0.14)%
2023	5,020	$0.98	to	$0.97	$6,041	2.07%	0.65%	to	1.85%	5.40%	to	4.14%
2022	4,303	$0.93	to	$0.93	$4,934	3.05%	0.65%	to	1.85%	(6.86)%(5)	to	(18.74)%
2021	3,643	$1.44	to	$1.14	$5,103	3.14%	0.85%	to	1.85%	(1.43)%	to	(2.41)%
Col VP Inter Bond, Cl 3
2025	5,386	$1.79	to	$1.47	$10,260	5.28%	0.55%	to	1.45%	8.44%	to	7.47%
2024	5,953	$1.65	to	$1.37	$10,453	4.68%	0.55%	to	1.45%	1.28%	to	0.37%
2023	6,273	$1.63	to	$1.36	$10,924	2.21%	0.55%	to	1.45%	5.61%	to	4.67%
2022	6,883	$1.54	to	$1.30	$11,425	3.05%	0.55%	to	1.45%	(17.62)%	to	(18.36)%
2021	7,537	$1.87	to	$1.60	$15,328	3.16%	0.55%	to	1.45%	(0.90)%	to	(1.79)%
Col VP Lg Cap Gro, Cl 2
2025	1,604	$1.82	to	$5.01	$10,528	— %	0.65%	to	1.85%	15.10%	to	13.73%
2024	1,514	$1.59	to	$4.40	$10,066	— %	0.65%	to	1.85%	30.16%	to	28.60%
2023	1,465	$1.22	to	$3.42	$7,518	— %	0.65%	to	1.85%	41.85%	to	40.16%
2022	1,247	$0.86	to	$2.44	$4,852	— %	0.65%	to	1.85%	(15.22)%(5)	to	(32.79)%
2021	882	$5.96	to	$3.63	$5,119	— %	0.85%	to	1.85%	27.27%	to	26.00%
Col VP Lg Cap Gro, Cl 3
2025	1,092	$8.38	to	$6.60	$4,835	— %	0.55%	to	1.45%	15.34%	to	14.31%
2024	1,290	$7.27	to	$5.77	$4,966	— %	0.55%	to	1.45%	30.46%	to	29.29%
2023	1,468	$5.57	to	$4.47	$4,310	— %	0.55%	to	1.45%	42.17%	to	40.90%
2022	1,633	$3.92	to	$3.17	$3,360	— %	0.55%	to	1.45%	(31.82)%	to	(32.43)%
2021	1,775	$5.75	to	$4.69	$5,240	— %	0.55%	to	1.45%	27.83%	to	26.69%
Col VP Lg Cap Index, Cl 2
2025	32,444	$1.68	to	$1.59	$52,965	— %	0.65%	to	1.55%	16.49%	to	15.45%
2024	29,677	$1.44	to	$1.38	$41,717	— %	0.65%	to	1.55%	23.59%	to	22.48%
2023	17,794	$1.16	to	$1.13	$20,353	— %	0.65%	to	1.55%	24.84%	to	23.73%
2022	10,988	$0.93	to	$0.91	$10,096	— %	0.65%	to	1.55%	(7.22)%(5)	to	(19.79)%
2021	3,471	$1.14	to	$1.14	$3,954	— %	0.95%	to	1.55%	13.67%(6)	to	13.22%(6)
Col VP Lg Cap Index, Cl 3
2025	15,167	$7.08	to	$4.06	$87,186	— %	0.55%	to	1.85%	16.78%	to	15.27%
2024	17,267	$6.06	to	$3.53	$85,255	— %	0.55%	to	1.85%	23.85%	to	22.25%
2023	18,551	$4.90	to	$2.88	$73,880	— %	0.55%	to	1.85%	25.13%	to	23.52%
2022	17,222	$3.91	to	$2.33	$55,435	— %	0.55%	to	1.85%	(18.89)%	to	(19.94)%
2021	16,719	$4.82	to	$2.92	$66,822	— %	0.55%	to	1.85%	27.51%	to	25.87%
Col VP Limited Duration Cr, Cl 2
2025	3,152	$1.16	to	$1.04	$3,875	6.33%	0.55%	to	1.85%	5.43%	to	4.07%
2024	3,276	$1.10	to	$1.00	$3,819	3.42%	0.55%	to	1.85%	4.06%	to	2.70%
2023	3,415	$1.06	to	$0.97	$3,847	3.11%	0.55%	to	1.85%	6.07%	to	4.71%
2022	3,776	$1.00	to	$0.93	$4,030	0.54%	0.55%	to	1.85%	(6.87)%	to	(8.07)%
2021	3,318	$1.07	to	$1.01	$3,808	1.42%	0.55%	to	1.85%	(1.38)%	to	(2.67)%
Col VP Long Govt/Cr Bond, Cl 2
2025	1,233	$1.07	to	$0.91	$1,244	8.06%	0.55%	to	1.85%	5.40%	to	4.04%
2024	1,230	$1.01	to	$0.87	$1,180	3.95%	0.55%	to	1.85%	(4.93)%	to	(6.16)%
2023	1,359	$1.07	to	$0.93	$1,388	3.07%	0.55%	to	1.85%	6.09%	to	4.72%
2022	1,252	$1.01	to	$0.89	$1,212	2.25%	0.55%	to	1.85%	(28.09)%	to	(29.02)%
2021	963	$1.40	to	$1.25	$1,297	1.80%	0.55%	to	1.85%	(3.99)%	to	(5.24)%
Col VP Overseas Core, Cl 2
2025	1,318	$1.56	to	$1.79	$3,275	1.48%	0.65%	to	1.85%	36.96%	to	35.33%
2024	975	$1.14	to	$1.33	$1,759	3.73%	0.65%	to	1.85%	2.56%	to	1.34%
2023	603	$1.11	to	$1.31	$1,092	1.58%	0.65%	to	1.85%	14.58%	to	13.21%
2022	539	$0.97	to	$1.16	$855	0.73%	0.65%	to	1.85%	(2.28)%(5)	to	(16.46)%
2021	524	$1.94	to	$1.38	$986	1.16%	0.85%	to	1.85%	8.81%	to	7.74%
Col VP Overseas Core, Cl 3
2025	1,523	$3.30	to	$2.18	$3,936	1.69%	0.55%	to	1.45%	37.35%	to	36.12%
RiverSource of New York Variable Annuity Account ■ 135

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	1,422	$2.40	to	$1.60	$2,729	4.30%	0.55%	to	1.45%	2.77%	to	1.85%
2023	1,571	$2.34	to	$1.58	$2,950	1.82%	0.55%	to	1.45%	14.84%	to	13.81%
2022	1,717	$2.04	to	$1.38	$2,834	0.81%	0.55%	to	1.45%	(15.27)%	to	(16.03)%
2021	1,872	$2.40	to	$1.65	$3,685	1.18%	0.55%	to	1.45%	9.28%	to	8.30%
Col VP Sel Gbl Tech, Cl 2
2025	1,504	$2.07	to	$2.00	$3,071	— %	0.65%	to	1.55%	33.50%	to	32.31%
2024	834	$1.55	to	$1.52	$1,284	— %	0.65%	to	1.55%	25.76%	to	24.62%
2023	436	$1.23	to	$1.22	$537	— %	0.65%	to	1.55%	43.94%	to	42.65%
2022	97	$0.86	to	$0.85	$84	— %	0.65%	to	1.55%	(15.93)%(5)	to	(16.44)%(5)
Col VP Select Lg Cap Eq, Cl 2
2025	518	$1.63	to	$1.58	$830	— %	0.65%	to	1.55%	13.23%	to	12.21%
2024	553	$1.44	to	$1.41	$787	— %	0.65%	to	1.55%	23.02%	to	21.91%
2023	196	$1.17	to	$1.16	$228	— %	0.65%	to	1.55%	26.94%	to	25.81%
2022	—	$0.92	to	$0.92	$0	— %	0.65%	to	1.55%	(8.22)%(5)	to	(8.76)%(5)
Col VP Select Lg Cap Val, Cl 2
2025	1,372	$1.49	to	$3.23	$5,559	— %	0.65%	to	1.85%	27.14%	to	25.63%
2024	1,337	$1.18	to	$2.57	$4,758	— %	0.65%	to	1.85%	11.85%	to	10.51%
2023	1,239	$1.05	to	$2.33	$3,905	— %	0.65%	to	1.85%	4.43%	to	3.19%
2022	1,095	$1.01	to	$2.26	$3,535	— %	0.65%	to	1.85%	0.22%(5)	to	(3.85)%
2021	536	$3.98	to	$2.35	$2,062	— %	0.85%	to	1.85%	24.91%	to	23.67%
Col VP Select Lg Cap Val, Cl 3
2025	207	$5.75	to	$4.40	$1,032	— %	0.55%	to	1.45%	27.40%	to	26.26%
2024	218	$4.51	to	$3.49	$863	— %	0.55%	to	1.45%	12.13%	to	11.12%
2023	224	$4.03	to	$3.14	$793	— %	0.55%	to	1.45%	4.65%	to	3.72%
2022	293	$3.85	to	$3.02	$998	— %	0.55%	to	1.45%	(2.49)%	to	(3.36)%
2021	271	$3.94	to	$3.13	$953	— %	0.55%	to	1.45%	25.46%	to	24.33%
Col VP Select Mid Cap Gro, Cl 2
2025	759	$1.63	to	$3.29	$3,479	— %	0.65%	to	1.85%	14.12%	to	12.76%
2024	762	$1.43	to	$2.92	$3,066	— %	0.65%	to	1.85%	22.56%	to	21.09%
2023	731	$1.16	to	$2.41	$2,409	— %	0.65%	to	1.85%	24.12%	to	22.64%
2022	596	$0.94	to	$1.97	$1,582	— %	0.65%	to	1.85%	(7.66)%(5)	to	(32.28)%
2021	448	$4.06	to	$2.90	$1,755	— %	0.85%	to	1.85%	15.29%	to	14.14%
Col VP Select Mid Cap Gro, Cl 3
2025	932	$5.76	to	$4.82	$4,498	— %	0.55%	to	1.45%	14.37%	to	13.35%
2024	983	$5.04	to	$4.26	$4,161	— %	0.55%	to	1.45%	22.85%	to	21.74%
2023	974	$4.10	to	$3.50	$3,329	— %	0.55%	to	1.45%	24.40%	to	23.29%
2022	1,107	$3.30	to	$2.84	$3,056	— %	0.55%	to	1.45%	(31.30)%	to	(31.91)%
2021	1,182	$4.80	to	$4.17	$4,791	— %	0.55%	to	1.45%	15.77%	to	14.73%
Col VP Select Mid Cap Val, Cl 2
2025	741	$1.36	to	$2.70	$3,239	— %	0.65%	to	1.85%	13.14%	to	11.79%
2024	793	$1.20	to	$2.42	$3,087	— %	0.65%	to	1.85%	11.54%	to	10.20%
2023	793	$1.08	to	$2.19	$2,768	— %	0.65%	to	1.85%	9.34%	to	8.04%
2022	566	$0.98	to	$2.03	$1,847	— %	0.65%	to	1.85%	(2.12)%(5)	to	(11.32)%
2021	435	$3.78	to	$2.29	$1,585	— %	0.85%	to	1.85%	30.86%	to	29.56%
Col VP Select Mid Cap Val, Cl 3
2025	312	$4.88	to	$3.77	$1,435	— %	0.55%	to	1.45%	13.38%	to	12.37%
2024	370	$4.30	to	$3.36	$1,501	— %	0.55%	to	1.45%	11.79%	to	10.78%
2023	460	$3.85	to	$3.03	$1,706	— %	0.55%	to	1.45%	9.58%	to	8.60%
2022	514	$3.51	to	$2.79	$1,743	— %	0.55%	to	1.45%	(10.06)%	to	(10.86)%
2021	568	$3.91	to	$3.13	$2,159	— %	0.55%	to	1.45%	31.41%	to	30.23%
Col VP Select Sm Cap Val, Cl 2
2025	402	$1.29	to	$2.28	$1,233	— %	0.65%	to	1.85%	5.61%	to	4.35%
2024	493	$1.22	to	$2.18	$1,507	— %	0.65%	to	1.85%	12.92%	to	11.57%
2023	511	$1.08	to	$1.96	$1,392	— %	0.65%	to	1.85%	12.12%	to	10.78%
 136 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	454	$0.96	to	$1.77	$1,104	— %	0.65%	to	1.85%	(4.31)%(5)	to	(16.48)%
2021	302	$3.51	to	$2.11	$1,024	— %	0.85%	to	1.85%	29.51%	to	28.22%
Col VP Select Sm Cap Val, Cl 3
2025	320	$4.04	to	$3.22	$1,407	— %	0.55%	to	1.45%	5.86%	to	4.91%
2024	349	$3.82	to	$3.07	$1,459	— %	0.55%	to	1.45%	13.18%	to	12.16%
2023	379	$3.38	to	$2.74	$1,419	— %	0.55%	to	1.45%	12.36%	to	11.35%
2022	423	$3.00	to	$2.46	$1,415	— %	0.55%	to	1.45%	(15.29)%	to	(16.04)%
2021	394	$3.55	to	$2.93	$1,586	— %	0.55%	to	1.45%	30.08%	to	28.92%
Col VP Sm Cap Val, Cl 2
2025	210	$1.47	to	$1.42	$306	1.07%	0.65%	to	1.55%	13.91%	to	12.89%
2024	149	$1.29	to	$1.26	$191	0.56%	0.65%	to	1.55%	7.97%	to	6.99%
2023	24	$1.20	to	$1.18	$30	0.43%	0.65%	to	1.55%	20.87%	to	19.80%
2022	13	$0.99	to	$0.98	$14	0.22%	0.65%	to	1.55%	(1.99)%(5)	to	(2.56)%(5)
Col VP Strategic Inc, Cl 2
2025	3,717	$1.14	to	$1.17	$5,089	4.23%	0.65%	to	1.85%	6.47%	to	5.19%
2024	4,208	$1.07	to	$1.11	$5,404	4.59%	0.65%	to	1.85%	3.82%	to	2.58%
2023	3,224	$1.03	to	$1.08	$4,012	3.45%	0.65%	to	1.85%	8.49%	to	7.21%
2022	2,554	$0.95	to	$1.01	$2,951	2.70%	0.65%	to	1.85%	(4.13)%(5)	to	(13.14)%
2021	2,835	$1.36	to	$1.16	$3,732	5.23%	0.85%	to	1.85%	0.77%	to	(0.24)%
Col VP US Govt Mtge, Cl 2
2025	1,245	$1.07	to	$0.97	$1,357	1.57%	0.65%	to	1.85%	8.13%	to	6.83%
2024	2,700	$0.99	to	$0.91	$2,742	3.89%	0.65%	to	1.85%	0.67%	to	(0.54)%
2023	1,365	$0.98	to	$0.92	$1,370	2.65%	0.65%	to	1.85%	4.75%	to	3.49%
2022	1,570	$0.94	to	$0.89	$1,507	1.97%	0.65%	to	1.85%	(5.83)%(5)	to	(15.89)%
2021	1,225	$1.16	to	$1.05	$1,383	1.72%	0.85%	to	1.85%	(2.04)%	to	(3.01)%
Col VP US Govt Mtge, Cl 3
2025	1,236	$1.36	to	$1.11	$1,704	2.07%	0.55%	to	1.45%	8.46%	to	7.49%
2024	1,429	$1.25	to	$1.03	$1,824	3.17%	0.55%	to	1.45%	0.88%	to	(0.02)%
2023	1,701	$1.24	to	$1.03	$2,161	2.66%	0.55%	to	1.45%	4.97%	to	4.04%
2022	1,783	$1.18	to	$0.99	$2,168	1.98%	0.55%	to	1.45%	(14.73)%	to	(15.50)%
2021	2,335	$1.39	to	$1.18	$3,302	1.94%	0.55%	to	1.45%	(1.61)%	to	(2.49)%
CS Commodity Return, Cl 1
2025	559	$0.78	to	$0.67	$412	4.28%	0.55%	to	1.45%	14.73%	to	13.70%
2024	632	$0.68	to	$0.59	$407	3.07%	0.55%	to	1.45%	4.25%	to	3.31%
2023	709	$0.65	to	$0.57	$440	21.49%	0.55%	to	1.45%	(9.61)%	to	(10.42)%
2022	825	$0.72	to	$0.64	$568	17.10%	0.55%	to	1.45%	15.39%	to	14.36%
2021	1,134	$0.63	to	$0.56	$679	4.78%	0.55%	to	1.45%	27.20%	to	26.06%
CTIVP AC Div Bond, Cl 2
2025	1,404	$1.05	to	$0.99	$1,694	2.99%	0.65%	to	1.85%	6.55%	to	5.28%
2024	1,457	$0.98	to	$0.94	$1,654	4.00%	0.65%	to	1.85%	0.87%	to	(0.34)%
2023	1,400	$0.98	to	$0.95	$1,581	3.15%	0.65%	to	1.85%	4.65%	to	3.39%
2022	1,315	$0.93	to	$0.91	$1,424	3.07%	0.65%	to	1.85%	(6.27)%(5)	to	(17.06)%
2021	881	$1.34	to	$1.10	$1,141	2.07%	0.85%	to	1.85%	(0.56)%	to	(1.54)%
CTIVP BR Gl Infl Prot Sec, Cl 2
2025	919	$0.91	to	$0.92	$1,103	3.40%	0.65%	to	1.85%	3.17%	to	1.94%
2024	1,078	$0.89	to	$0.90	$1,259	1.78%	0.65%	to	1.85%	(1.85)%	to	(3.02)%
2023	1,196	$0.90	to	$0.93	$1,431	8.54%	0.65%	to	1.85%	3.22%	to	2.00%
2022	1,379	$0.87	to	$0.91	$1,603	4.58%	0.65%	to	1.85%	(11.71)%(5)	to	(19.20)%
2021	1,487	$1.46	to	$1.13	$2,131	0.57%	0.85%	to	1.85%	3.55%	to	2.51%
CTIVP BR Gl Infl Prot Sec, Cl 3
2025	1,392	$1.60	to	$1.30	$2,036	3.53%	0.55%	to	1.45%	3.32%	to	2.38%
2024	1,589	$1.54	to	$1.27	$2,260	1.89%	0.55%	to	1.45%	(1.60)%	to	(2.49)%
2023	1,665	$1.57	to	$1.30	$2,413	8.88%	0.55%	to	1.45%	3.39%	to	2.46%
2022	1,876	$1.52	to	$1.27	$2,643	4.35%	0.55%	to	1.45%	(18.03)%	to	(18.77)%
RiverSource of New York Variable Annuity Account ■ 137

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	2,286	$1.85	to	$1.56	$3,947	0.68%	0.55%	to	1.45%	3.90%	to	2.97%
CTIVP CenterSquare Real Est, Cl 2
2025	390	$1.02	to	$1.41	$930	2.62%	0.65%	to	1.85%	1.45%	to	0.24%
2024	482	$1.00	to	$1.40	$1,133	2.36%	0.65%	to	1.85%	9.15%	to	7.84%
2023	525	$0.92	to	$1.30	$1,132	1.84%	0.65%	to	1.85%	12.82%	to	11.49%
2022	500	$0.81	to	$1.17	$959	1.33%	0.65%	to	1.85%	(16.56)%(5)	to	(25.71)%
2021	473	$2.62	to	$1.57	$1,211	1.13%	0.85%	to	1.85%	40.01%	to	38.62%
CTIVP Prin Lg Cap Gro, Cl 1
2025	1,344	$3.75	to	$3.43	$4,857	— %	0.55%	to	1.45%	13.15%	to	12.14%
2024	1,690	$3.31	to	$3.06	$5,412	— %	0.55%	to	1.45%	20.75%	to	19.66%
2023	1,973	$2.74	to	$2.56	$5,253	— %	0.55%	to	1.45%	38.77%	to	37.54%
2022	2,407	$1.98	to	$1.86	$4,639	— %	0.55%	to	1.45%	(28.40)%	to	(29.04)%
2021	2,585	$2.76	to	$2.62	$6,985	— %	0.55%	to	1.45%	17.92%	to	16.87%
CTIVP Prin Lg Cap Gro, Cl 2
2025	606	$1.70	to	$4.45	$3,598	— %	0.65%	to	1.85%	12.75%	to	11.41%
2024	617	$1.51	to	$3.99	$3,257	— %	0.65%	to	1.85%	20.33%	to	18.89%
2023	593	$1.25	to	$3.36	$2,612	— %	0.65%	to	1.85%	38.31%	to	36.66%
2022	435	$0.91	to	$2.46	$1,633	— %	0.65%	to	1.85%	(10.61)%(5)	to	(29.50)%
2021	592	$5.56	to	$3.48	$3,181	— %	0.85%	to	1.85%	17.28%	to	16.11%
CTIVP T Rowe Price LgCap Val, Cl 2
2025	967	$1.33	to	$2.30	$3,678	— %	0.65%	to	1.85%	11.39%	to	10.07%
2024	1,242	$1.19	to	$2.09	$4,230	— %	0.65%	to	1.85%	10.95%	to	9.62%
2023	1,352	$1.07	to	$1.91	$4,163	— %	0.65%	to	1.85%	8.58%	to	7.28%
2022	1,323	$0.99	to	$1.78	$3,769	— %	0.65%	to	1.85%	(1.19)%(5)	to	(6.90)%
2021	1,128	$3.12	to	$1.91	$3,412	— %	0.85%	to	1.85%	23.92%	to	22.69%
CTIVP TCW Core Plus Bond, Cl 2
2025	2,350	$1.05	to	$0.96	$2,637	4.74%	0.65%	to	1.85%	6.50%	to	5.22%
2024	1,839	$0.99	to	$0.92	$1,954	4.05%	0.65%	to	1.85%	(0.15)%	to	(1.35)%
2023	2,117	$0.99	to	$0.93	$2,225	2.27%	0.65%	to	1.85%	4.86%	to	3.62%
2022	1,894	$0.94	to	$0.90	$1,900	0.86%	0.65%	to	1.85%	(4.99)%(5)	to	(15.88)%
2021	849	$1.23	to	$1.07	$1,023	1.13%	0.85%	to	1.85%	(2.24)%	to	(3.21)%
CTIVP Vty Sycamore Estb Val, Cl 2
2025	1,494	$1.20	to	$2.86	$6,816	— %	0.65%	to	1.85%	1.34%	to	0.13%
2024	1,431	$1.18	to	$2.85	$6,452	— %	0.65%	to	1.85%	8.91%	to	7.61%
2023	1,475	$1.08	to	$2.65	$6,129	— %	0.65%	to	1.85%	8.97%	to	7.67%
2022	1,319	$1.00	to	$2.46	$5,140	— %	0.65%	to	1.85%	(0.16)%(5)	to	(4.78)%
2021	1,153	$4.22	to	$2.59	$4,730	— %	0.85%	to	1.85%	30.44%	to	29.14%
CTIVP Vty Sycamore Estb Val, Cl 3
2025	157	$5.51	to	$4.33	$774	— %	0.55%	to	1.45%	1.56%	to	0.65%
2024	201	$5.43	to	$4.30	$973	— %	0.55%	to	1.45%	9.16%	to	8.18%
2023	235	$4.97	to	$3.98	$1,055	— %	0.55%	to	1.45%	9.21%	to	8.23%
2022	250	$4.55	to	$3.68	$1,036	— %	0.55%	to	1.45%	(3.42)%	to	(4.28)%
2021	299	$4.71	to	$3.84	$1,289	— %	0.55%	to	1.45%	31.02%	to	29.85%
CTIVP Wellington Lg Cap Val, Cl 2
2025	1,856	$1.44	to	$2.76	$8,296	— %	0.65%	to	1.85%	18.83%	to	17.42%
2024	1,766	$1.21	to	$2.35	$6,622	— %	0.65%	to	1.85%	10.71%	to	9.38%
2023	1,408	$1.10	to	$2.15	$4,912	— %	0.65%	to	1.85%	7.08%	to	5.80%
2022	1,395	$1.02	to	$2.03	$4,539	— %	0.65%	to	1.85%	2.42%(5)	to	(8.07)%
2021	1,250	$3.61	to	$2.21	$4,386	— %	0.85%	to	1.85%	24.05%	to	22.82%
CTIVP Westfield Mid Cap Gro, Cl 2
2025	224	$1.41	to	$3.02	$1,121	— %	0.65%	to	1.85%	9.41%	to	8.11%
2024	296	$1.29	to	$2.80	$1,361	— %	0.65%	to	1.85%	16.43%	to	15.03%
2023	323	$1.11	to	$2.43	$1,272	— %	0.65%	to	1.85%	24.37%	to	22.89%
2022	323	$0.89	to	$1.98	$1,028	— %	0.65%	to	1.85%	(11.33)%(5)	to	(27.15)%
 138 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2021	328	$4.45	to	$2.72	$1,421	— %	0.85%	to	1.85%	15.43%	to	14.28%
CTIVP Westfield Sel Lg Cp Gr, Cl 2
2025	244	$1.64	to	$3.64	$1,433	— %	0.65%	to	1.85%	16.22%	to	14.83%
2024	269	$1.41	to	$3.17	$1,361	— %	0.65%	to	1.85%	26.32%	to	24.81%
2023	315	$1.11	to	$2.54	$1,263	— %	0.65%	to	1.85%	29.77%	to	28.23%
2022	335	$0.86	to	$1.98	$1,037	— %	0.65%	to	1.85%	(15.25)%(5)	to	(42.29)%
2021	343	$5.46	to	$3.43	$1,823	— %	0.85%	to	1.85%	(5.16)%	to	(6.10)%
CVT EAFE Intl Index, Cl F
2025	796	$1.51	to	$1.46	$1,191	2.91%	0.65%	to	1.55%	29.79%	to	28.63%
2024	518	$1.17	to	$1.14	$602	3.32%	0.65%	to	1.55%	2.28%	to	1.35%
2023	307	$1.14	to	$1.12	$352	3.51%	0.65%	to	1.55%	16.77%	to	15.73%
2022	212	$0.98	to	$0.97	$211	6.47%	0.65%	to	1.55%	(2.06)%(5)	to	(2.64)%(5)
CVT Nasdaq 100 Index, Cl F
2025	4,707	$1.92	to	$1.86	$8,925	0.30%	0.65%	to	1.55%	19.32%	to	18.26%
2024	4,148	$1.61	to	$1.57	$6,617	0.52%	0.65%	to	1.55%	24.07%	to	22.95%
2023	1,632	$1.30	to	$1.28	$2,114	0.42%	0.65%	to	1.55%	53.02%	to	51.66%
2022	624	$0.85	to	$0.84	$533	0.37%	0.65%	to	1.55%	(16.49)%(5)	to	(16.98)%(5)
CVT Russ 2000 Sm Cap Ind, Cl F
2025	1,083	$1.35	to	$1.30	$1,441	1.85%	0.65%	to	1.55%	11.51%	to	10.51%
2024	717	$1.21	to	$1.18	$862	1.47%	0.65%	to	1.55%	10.28%	to	9.29%
2023	462	$1.10	to	$1.08	$507	1.06%	0.65%	to	1.55%	15.61%	to	14.57%
2022	263	$0.95	to	$0.94	$252	1.64%	0.65%	to	1.55%	(6.07)%(5)	to	(6.63)%(5)
DWS Alt Asset Alloc VIP, Cl B
2025	1,085	$1.41	to	$1.15	$1,415	3.65%	0.55%	to	1.85%	9.43%	to	8.02%
2024	944	$1.29	to	$1.06	$1,131	3.14%	0.55%	to	1.85%	4.72%	to	3.37%
2023	724	$1.23	to	$1.03	$838	6.43%	0.55%	to	1.85%	5.09%	to	3.74%
2022	760	$1.17	to	$0.99	$841	6.90%	0.55%	to	1.85%	(8.25)%	to	(9.43)%
2021	764	$1.28	to	$1.09	$927	1.69%	0.55%	to	1.85%	11.73%	to	10.29%
EV VT Floating-Rate Inc, Init Cl
2025	3,198	$1.90	to	$1.15	$5,548	6.72%	0.55%	to	1.55%	3.40%	to	2.38%
2024	3,322	$1.84	to	$1.13	$5,593	7.77%	0.55%	to	1.55%	7.04%	to	5.97%
2023	3,253	$1.72	to	$1.06	$5,119	8.21%	0.55%	to	1.55%	10.60%	to	9.51%
2022	2,941	$1.55	to	$0.97	$4,258	4.71%	0.55%	to	1.55%	(3.27)%	to	(2.68)%(5)
2021	2,539	$1.61	to	$1.39	$3,827	2.90%	0.55%	to	1.45%	3.04%	to	2.13%
Fid VIP Contrafund, Serv Cl 2
2025	8,845	$6.94	to	$4.46	$57,188	— %	0.55%	to	1.85%	20.53%	to	18.98%
2024	9,680	$5.76	to	$3.75	$52,055	0.03%	0.55%	to	1.85%	32.71%	to	30.99%
2023	10,252	$4.34	to	$2.86	$42,054	0.26%	0.55%	to	1.85%	32.39%	to	30.68%
2022	10,551	$3.28	to	$2.19	$33,166	0.27%	0.55%	to	1.85%	(26.89)%	to	(27.83)%
2021	10,591	$4.48	to	$3.04	$45,830	0.03%	0.55%	to	1.85%	26.81%	to	25.17%
Fid VIP Emer Mkts, Serv Cl 2
2025	89	$1.59	to	$1.54	$141	1.45%	0.65%	to	1.55%	39.89%	to	38.64%
2024	79	$1.13	to	$1.11	$90	1.43%	0.65%	to	1.55%	9.00%	to	8.01%
2023	44	$1.04	to	$1.03	$46	2.43%	0.65%	to	1.55%	8.77%	to	7.81%
2022	22	$0.96	to	$0.95	$22	9.31%	0.65%	to	1.55%	(4.74)%(5)	to	(5.30)%(5)
Fid VIP Energy, Serv Cl 2
2025	383	$1.32	to	$1.28	$501	1.90%	0.65%	to	1.55%	9.62%	to	8.64%
2024	412	$1.20	to	$1.18	$494	2.11%	0.65%	to	1.55%	3.35%	to	2.41%
2023	366	$1.17	to	$1.15	$426	3.39%	0.65%	to	1.55%	0.05%	to	(0.84)%
2022	98	$1.16	to	$1.16	$115	5.60%	0.65%	to	1.55%	15.45%(5)	to	14.76%(5)
Fid VIP Gro & Inc, Serv Cl
2025	202	$5.66	to	$5.38	$1,111	1.58%	0.75%	to	0.95%	20.48%	to	20.24%
2024	198	$4.70	to	$4.47	$903	1.38%	0.75%	to	0.95%	21.22%	to	20.97%
2023	219	$3.87	to	$3.70	$827	1.49%	0.75%	to	0.95%	17.69%	to	17.46%
RiverSource of New York Variable Annuity Account ■ 139

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	242	$3.29	to	$3.15	$779	1.35%	0.75%	to	0.95%	(5.73)%	to	(5.92)%
2021	366	$3.49	to	$3.35	$1,251	2.30%	0.75%	to	0.95%	24.82%	to	24.58%
Fid VIP Gro & Inc, Serv Cl 2
2025	2,187	$6.30	to	$1.67	$9,566	1.38%	0.55%	to	1.55%	20.55%	to	19.35%
2024	2,226	$5.23	to	$1.40	$8,737	1.26%	0.55%	to	1.55%	21.29%	to	20.07%
2023	2,173	$4.31	to	$1.16	$7,646	1.55%	0.55%	to	1.55%	17.72%	to	16.55%
2022	1,797	$3.66	to	$1.00	$6,432	1.48%	0.55%	to	1.55%	(5.69)%	to	(0.41)%(5)
2021	1,787	$3.88	to	$4.23	$7,249	2.14%	0.55%	to	1.20%	24.95%	to	24.14%
Fid VIP Gro Opp, Serv Cl 2
2025	937	$2.02	to	$1.96	$1,872	— %	0.65%	to	1.55%	20.85%	to	19.77%
2024	740	$1.67	to	$1.63	$1,229	— %	0.65%	to	1.55%	37.66%	to	36.42%
2023	551	$1.22	to	$1.20	$668	— %	0.65%	to	1.55%	44.36%	to	43.08%
2022	34	$0.84	to	$0.84	$31	— %	0.65%	to	1.55%	(17.23)%(5)	to	(17.72)%(5)
Fid VIP Intl Cap Appr, Serv Cl 2
2025	509	$1.48	to	$1.43	$741	1.00%	0.65%	to	1.55%	17.59%	to	16.54%
2024	275	$1.25	to	$1.22	$342	0.71%	0.65%	to	1.55%	7.22%	to	6.25%
2023	162	$1.17	to	$1.15	$190	0.27%	0.65%	to	1.55%	26.37%	to	25.22%
2022	41	$0.93	to	$0.92	$39	0.31%	0.65%	to	1.55%	(6.69)%(5)	to	(7.24)%(5)
Fid VIP Invest Gr, Serv Cl 2
2025	2,470	$1.07	to	$1.04	$2,619	3.82%	0.65%	to	1.55%	6.24%	to	5.28%
2024	2,016	$1.01	to	$0.99	$2,019	3.60%	0.65%	to	1.55%	0.84%	to	(0.08)%
2023	1,339	$1.00	to	$0.99	$1,335	5.07%	0.65%	to	1.55%	5.32%	to	4.38%
2022	127	$0.95	to	$0.95	$122	14.53%	0.65%	to	1.55%	(4.15)%(5)	to	(4.73)%(5)
Fid VIP Mid Cap, Serv Cl
2025	226	$8.24	to	$7.84	$1,804	0.37%	0.75%	to	0.95%	10.83%	to	10.61%
2024	247	$7.44	to	$7.09	$1,783	0.46%	0.75%	to	0.95%	16.47%	to	16.24%
2023	262	$6.39	to	$6.10	$1,625	0.52%	0.75%	to	0.95%	14.15%	to	13.92%
2022	268	$5.59	to	$5.35	$1,465	0.38%	0.75%	to	0.95%	(15.49)%	to	(15.66)%
2021	343	$6.62	to	$6.35	$2,210	0.51%	0.75%	to	0.95%	24.57%	to	24.32%
Fid VIP Mid Cap, Serv Cl 2
2025	4,143	$6.03	to	$2.71	$25,964	0.24%	0.55%	to	1.85%	10.88%	to	9.44%
2024	4,787	$5.44	to	$2.48	$26,660	0.34%	0.55%	to	1.85%	16.53%	to	15.02%
2023	4,901	$4.66	to	$2.16	$24,436	0.39%	0.55%	to	1.85%	14.17%	to	12.70%
2022	4,950	$4.09	to	$1.91	$21,981	0.27%	0.55%	to	1.85%	(15.43)%	to	(16.52)%
2021	5,326	$4.83	to	$2.29	$27,803	0.36%	0.55%	to	1.85%	24.62%	to	23.01%
Fid VIP Overseas, Serv Cl
2025	69	$2.68	to	$2.55	$180	1.35%	0.75%	to	0.95%	19.38%	to	19.14%
2024	95	$2.25	to	$2.14	$208	1.58%	0.75%	to	0.95%	4.17%	to	3.96%
2023	100	$2.16	to	$2.06	$209	0.96%	0.75%	to	0.95%	19.51%	to	19.27%
2022	105	$1.80	to	$1.73	$185	0.95%	0.75%	to	0.95%	(25.15)%	to	(25.30)%
2021	112	$2.41	to	$2.31	$264	0.44%	0.75%	to	0.95%	18.68%	to	18.44%
Fid VIP Overseas, Serv Cl 2
2025	824	$3.14	to	$2.12	$2,589	1.39%	0.55%	to	1.45%	19.39%	to	18.33%
2024	875	$2.63	to	$1.79	$2,304	1.35%	0.55%	to	1.45%	4.23%	to	3.29%
2023	932	$2.53	to	$1.73	$2,333	0.80%	0.55%	to	1.45%	19.56%	to	18.50%
2022	1,036	$2.11	to	$1.46	$2,147	0.82%	0.55%	to	1.45%	(25.10)%	to	(25.76)%
2021	1,117	$2.82	to	$1.97	$3,108	0.32%	0.55%	to	1.45%	18.73%	to	17.67%
Fid VIP Strategic Inc, Serv Cl 2
2025	9,552	$1.44	to	$1.22	$12,973	3.77%	0.55%	to	1.85%	7.98%	to	6.59%
2024	8,615	$1.33	to	$1.14	$10,888	3.74%	0.55%	to	1.85%	5.20%	to	3.82%
2023	7,687	$1.27	to	$1.10	$9,250	4.36%	0.55%	to	1.85%	8.58%	to	7.18%
2022	7,925	$1.17	to	$1.03	$8,816	3.68%	0.55%	to	1.85%	(12.01)%	to	(13.14)%
2021	7,071	$1.33	to	$1.18	$8,973	2.59%	0.55%	to	1.85%	2.96%	to	1.61%
Frank Global Real Est, Cl 2
 140 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2025	736	$1.61	to	$1.17	$1,824	1.39%	0.55%	to	1.45%	7.34%	to	6.37%
2024	821	$1.50	to	$1.10	$1,888	1.83%	0.55%	to	1.45%	(0.87)%	to	(1.76)%
2023	898	$1.51	to	$1.12	$2,067	2.91%	0.55%	to	1.45%	10.82%	to	9.83%
2022	974	$1.37	to	$1.02	$2,015	2.41%	0.55%	to	1.45%	(26.47)%	to	(27.12)%
2021	1,007	$1.86	to	$1.39	$2,827	0.90%	0.55%	to	1.45%	26.09%	to	24.97%
Frank Inc, Cl 2
2025	2,056	$1.98	to	$1.68	$3,791	5.09%	0.55%	to	1.85%	11.94%	to	10.49%
2024	2,620	$1.77	to	$1.52	$4,337	5.19%	0.55%	to	1.85%	6.61%	to	5.23%
2023	2,931	$1.66	to	$1.44	$4,574	4.97%	0.55%	to	1.85%	8.04%	to	6.64%
2022	2,971	$1.53	to	$1.35	$4,308	4.79%	0.55%	to	1.85%	(5.98)%	to	(7.20)%
2021	2,734	$1.63	to	$1.46	$4,247	4.66%	0.55%	to	1.85%	16.11%	to	14.61%
Frank Inc, Cl 4
2025	998	$1.24	to	$1.20	$1,220	4.32%	0.65%	to	1.55%	11.71%	to	10.70%
2024	786	$1.11	to	$1.09	$865	4.81%	0.65%	to	1.55%	6.38%	to	5.42%
2023	689	$1.05	to	$1.03	$716	4.91%	0.65%	to	1.55%	7.84%	to	6.88%
2022	357	$0.97	to	$0.96	$346	6.45%	0.65%	to	1.55%	(3.02)%(5)	to	(3.59)%(5)
Frank Mutual Gbl Dis, Cl 4
2025	92	$1.51	to	$1.46	$139	1.91%	0.65%	to	1.55%	22.45%	to	21.37%
2024	55	$1.23	to	$1.20	$69	2.20%	0.65%	to	1.55%	3.90%	to	2.97%
2023	25	$1.18	to	$1.17	$31	2.04%	0.65%	to	1.55%	19.36%	to	18.29%
2022	10	$0.99	to	$0.99	$11	2.19%	0.65%	to	1.55%	(0.78)%(5)	to	(1.37)%(5)
Frank Mutual Shares, Cl 2
2025	1,955	$3.38	to	$1.93	$6,205	1.93%	0.55%	to	1.85%	10.91%	to	9.48%
2024	2,471	$3.05	to	$1.76	$7,001	1.91%	0.55%	to	1.85%	10.66%	to	9.22%
2023	3,048	$2.76	to	$1.61	$7,817	1.83%	0.55%	to	1.85%	12.84%	to	11.39%
2022	3,453	$2.44	to	$1.45	$7,818	1.80%	0.55%	to	1.85%	(7.94)%	to	(9.12)%
2021	4,052	$2.65	to	$1.59	$9,989	2.89%	0.55%	to	1.85%	18.51%	to	16.98%
Frank Sm Cap Val, Cl 2
2025	1,138	$4.70	to	$2.36	$6,393	1.09%	0.55%	to	1.85%	7.06%	to	5.68%
2024	1,381	$4.39	to	$2.24	$7,059	0.94%	0.55%	to	1.85%	11.08%	to	9.65%
2023	1,668	$3.95	to	$2.04	$7,579	0.52%	0.55%	to	1.85%	12.13%	to	10.69%
2022	1,756	$3.53	to	$1.84	$7,114	0.98%	0.55%	to	1.85%	(10.56)%	to	(11.71)%
2021	1,932	$3.94	to	$2.09	$8,656	1.00%	0.55%	to	1.85%	24.68%	to	23.07%
Frank Sm Cap Val, Cl 4
2025	627	$1.31	to	$1.27	$810	0.96%	0.65%	to	1.55%	6.79%	to	5.84%
2024	642	$1.23	to	$1.20	$780	0.69%	0.65%	to	1.55%	10.89%	to	9.86%
2023	370	$1.11	to	$1.09	$408	0.33%	0.65%	to	1.55%	11.95%	to	10.93%
2022	36	$0.99	to	$0.98	$37	0.11%	0.65%	to	1.55%	(1.65)%(5)	to	(2.23)%(5)
GS VIT Mid Cap Val, Inst
2025	728	$5.22	to	$6.74	$6,131	1.16%	0.55%	to	1.20%	8.79%	to	8.09%
2024	807	$4.80	to	$6.23	$6,274	0.97%	0.55%	to	1.20%	11.78%	to	11.05%
2023	944	$4.30	to	$5.61	$6,556	1.03%	0.55%	to	1.20%	10.81%	to	10.09%
2022	989	$3.88	to	$5.10	$6,211	0.68%	0.55%	to	1.20%	(10.48)%	to	(11.06)%
2021	1,084	$4.33	to	$5.73	$7,658	0.46%	0.55%	to	1.20%	30.23%	to	29.39%
GS VIT Sm Cap Eq Insights, Inst
2025	24	$5.94	to	$5.65	$142	0.66%	0.75%	to	0.95%	15.27%	to	15.04%
2024	33	$5.15	to	$4.91	$164	0.97%	0.75%	to	0.95%	18.16%	to	17.92%
2023	39	$4.36	to	$4.16	$164	1.04%	0.75%	to	0.95%	18.39%	to	18.15%
2022	41	$3.68	to	$3.52	$145	0.20%	0.75%	to	0.95%	(19.98)%	to	(20.14)%
2021	114	$4.61	to	$4.41	$508	0.48%	0.75%	to	0.95%	22.87%	to	22.62%
GS VIT Sm Cap Eq Insights, Serv
2025	205	$1.53	to	$1.48	$310	0.63%	0.65%	to	1.55%	15.07%	to	14.04%
2024	123	$1.33	to	$1.30	$163	0.83%	0.65%	to	1.55%	18.04%	to	16.98%
2023	106	$1.12	to	$1.11	$119	1.38%	0.65%	to	1.55%	18.18%	to	17.13%
RiverSource of New York Variable Annuity Account ■ 141

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2022	35	$0.95	to	$0.95	$35	0.31%	0.65%	to	1.55%	(5.77)%(5)	to	(6.32)%(5)
GS VIT U.S. Eq Insights, Inst
2025	675	$6.45	to	$5.00	$3,779	0.69%	0.55%	to	1.45%	15.12%	to	14.08%
2024	797	$5.60	to	$4.38	$3,887	0.61%	0.55%	to	1.45%	27.61%	to	26.47%
2023	967	$4.39	to	$3.47	$3,693	0.68%	0.55%	to	1.45%	23.13%	to	22.03%
2022	1,101	$3.57	to	$2.84	$3,399	0.78%	0.55%	to	1.45%	(20.18)%	to	(20.89)%
2021	1,236	$4.47	to	$3.59	$4,784	0.78%	0.55%	to	1.45%	28.70%	to	27.54%
Invesco VI Am Fran, Ser I
2025	49	$5.62	to	$5.46	$273	— %	0.75%	to	0.95%	10.83%	to	10.61%
2024	55	$5.07	to	$4.94	$275	— %	0.75%	to	0.95%	33.88%	to	33.61%
2023	67	$3.78	to	$3.70	$252	— %	0.75%	to	0.95%	39.88%	to	39.60%
2022	116	$2.71	to	$2.65	$309	— %	0.75%	to	0.95%	(31.63)%	to	(31.76)%
2021	120	$3.96	to	$3.88	$470	— %	0.75%	to	0.95%	11.09%	to	10.87%
Invesco VI Am Fran, Ser II
2025	322	$5.58	to	$4.93	$1,713	— %	0.55%	to	1.45%	10.78%	to	9.78%
2024	409	$5.03	to	$4.49	$1,971	— %	0.55%	to	1.45%	33.82%	to	32.61%
2023	512	$3.76	to	$3.39	$1,851	— %	0.55%	to	1.45%	39.83%	to	38.58%
2022	566	$2.69	to	$2.44	$1,466	— %	0.55%	to	1.45%	(31.67)%	to	(32.29)%
2021	616	$3.94	to	$3.61	$2,346	— %	0.55%	to	1.45%	11.04%	to	10.04%
Invesco VI Bal Risk Alloc, Ser II
2025	1,108	$1.51	to	$1.28	$1,552	7.40%	0.55%	to	1.85%	8.10%	to	6.70%
2024	1,061	$1.39	to	$1.20	$1,382	5.92%	0.55%	to	1.85%	2.99%	to	1.65%
2023	1,041	$1.35	to	$1.18	$1,323	— %	0.55%	to	1.85%	5.82%	to	4.45%
2022	986	$1.28	to	$1.13	$1,193	7.58%	0.55%	to	1.85%	(14.98)%	to	(16.08)%
2021	943	$1.50	to	$1.34	$1,352	3.01%	0.55%	to	1.85%	8.66%	to	7.26%
Invesco VI Comstock, Ser II
2025	912	$5.04	to	$1.46	$4,155	1.42%	0.55%	to	1.55%	16.50%	to	15.34%
2024	1,041	$4.33	to	$1.26	$4,092	1.44%	0.55%	to	1.55%	14.23%	to	13.09%
2023	1,204	$3.79	to	$1.12	$4,182	1.57%	0.55%	to	1.55%	11.48%	to	10.37%
2022	1,337	$3.40	to	$1.01	$4,182	1.30%	0.55%	to	1.55%	0.29%	to	0.68%(5)
2021	1,591	$3.39	to	$2.71	$5,001	1.56%	0.55%	to	1.45%	32.31%	to	31.13%
Invesco VI Core Eq, Ser I
2025	972	$6.97	to	$6.97	$6,798	0.66%	1.25%	to	1.25%	14.72%	to	14.72%
2024	1,038	$6.08	to	$6.08	$6,335	0.70%	1.25%	to	1.25%	24.04%	to	24.04%
2023	1,102	$4.90	to	$4.90	$5,425	0.74%	1.25%	to	1.25%	21.84%	to	21.84%
2022	1,202	$4.02	to	$4.02	$4,858	0.91%	1.25%	to	1.25%	(21.53)%	to	(21.53)%
2021	1,288	$5.13	to	$5.13	$6,637	0.66%	1.25%	to	1.25%	26.15%	to	26.15%
Invesco VI Core Plus Bond, Ser II
2025	678	$1.08	to	$1.04	$721	4.66%	0.65%	to	1.55%	6.27%	to	5.32%
2024	513	$1.01	to	$0.99	$515	3.90%	0.65%	to	1.55%	2.05%	to	1.14%
2023	427	$0.99	to	$0.98	$422	4.13%	0.65%	to	1.55%	5.16%	to	4.23%
2022	124	$0.95	to	$0.94	$118	0.98%	0.65%	to	1.55%	(4.93)%(5)	to	(5.50)%(5)
Invesco VI Dis Mid Cap Gro, Ser I
2025	417	$1.76	to	$1.71	$730	— %	0.75%	to	1.20%	4.01%	to	3.54%
2024	469	$1.69	to	$1.66	$791	— %	0.75%	to	1.20%	23.30%	to	22.74%
2023	495	$1.37	to	$1.35	$678	— %	0.75%	to	1.20%	12.31%	to	11.81%
2022	499	$1.22	to	$1.21	$609	— %	0.75%	to	1.20%	(31.50)%	to	(31.80)%
2021	565	$1.78	to	$1.77	$1,006	— %	0.75%	to	1.20%	18.21%	to	17.68%
Invesco VI Dis Mid Cap Gro, Ser II
2025	192	$1.75	to	$1.67	$338	— %	0.55%	to	1.45%	3.96%	to	3.03%
2024	214	$1.69	to	$1.62	$354	— %	0.55%	to	1.45%	23.24%	to	22.13%
2023	311	$1.37	to	$1.32	$419	— %	0.55%	to	1.45%	12.23%	to	11.23%
2022	317	$1.22	to	$1.19	$383	— %	0.55%	to	1.45%	(31.51)%	to	(32.12)%
2021	356	$1.78	to	$1.75	$631	— %	0.55%	to	1.45%	18.14%	to	17.08%
 142 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Div Divd, Ser I
2025	101	$3.68	to	$3.34	$357	1.41%	0.55%	to	1.20%	15.11%	to	14.36%
2024	145	$3.20	to	$2.92	$445	1.32%	0.55%	to	1.20%	12.59%	to	11.86%
2023	263	$2.84	to	$2.61	$707	2.05%	0.55%	to	1.20%	8.45%	to	7.75%
2022	262	$2.62	to	$2.43	$652	1.81%	0.55%	to	1.20%	(2.22)%	to	(2.85)%
2021	293	$2.68	to	$2.50	$751	2.16%	0.55%	to	1.20%	18.24%	to	17.48%
Invesco VI Div Divd, Ser II
2025	105	$3.39	to	$3.11	$350	1.41%	0.85%	to	1.45%	14.46%	to	13.77%
2024	107	$2.96	to	$2.73	$314	1.68%	0.85%	to	1.45%	12.00%	to	11.33%
2023	109	$2.65	to	$2.45	$283	1.70%	0.85%	to	1.45%	7.85%	to	7.21%
2022	121	$2.45	to	$2.29	$294	1.32%	0.85%	to	1.45%	(2.75)%	to	(3.33)%
2021	184	$2.52	to	$2.37	$459	1.81%	0.85%	to	1.45%	17.59%	to	16.89%
Invesco VI EQV Intl Eq, Ser II
2025	514	$2.86	to	$2.11	$1,315	1.11%	0.55%	to	1.45%	15.59%	to	14.56%
2024	677	$2.47	to	$1.84	$1,487	1.33%	0.55%	to	1.45%	(0.21)%	to	(1.11)%
2023	873	$2.48	to	$1.86	$1,946	— %	0.55%	to	1.45%	17.22%	to	16.17%
2022	968	$2.12	to	$1.60	$1,851	1.35%	0.55%	to	1.45%	(18.95)%	to	(19.68)%
2021	1,176	$2.61	to	$2.00	$2,784	1.05%	0.55%	to	1.45%	5.03%	to	4.09%
Invesco VI Gbl Strat Inc, Ser II
2025	3,456	$1.90	to	$1.01	$5,874	5.25%	0.55%	to	1.85%	12.14%	to	10.68%
2024	3,896	$1.69	to	$0.91	$5,937	2.65%	0.55%	to	1.85%	2.22%	to	0.90%
2023	4,315	$1.66	to	$0.91	$6,451	— %	0.55%	to	1.85%	8.01%	to	6.61%
2022	4,643	$1.53	to	$0.85	$6,457	— %	0.55%	to	1.85%	(12.20)%	to	(13.33)%
2021	5,314	$1.75	to	$0.98	$8,438	4.25%	0.55%	to	1.85%	(4.09)%	to	(5.34)%
Invesco VI Global, Ser II
2025	1,718	$5.37	to	$2.71	$7,721	— %	0.55%	to	1.85%	14.38%	to	12.91%
2024	2,101	$4.69	to	$2.40	$8,239	— %	0.55%	to	1.85%	15.15%	to	13.65%
2023	2,316	$4.08	to	$2.11	$7,899	— %	0.55%	to	1.85%	33.71%	to	31.99%
2022	2,662	$3.05	to	$1.60	$6,813	— %	0.55%	to	1.85%	(32.31)%	to	(33.18)%
2021	2,550	$4.50	to	$2.39	$9,730	— %	0.55%	to	1.85%	14.54%	to	13.06%
Invesco VI Hlth, Ser II
2025	221	$3.90	to	$3.45	$825	— %	0.55%	to	1.45%	14.46%	to	13.43%
2024	295	$3.41	to	$3.05	$967	— %	0.55%	to	1.45%	3.30%	to	2.37%
2023	418	$3.30	to	$2.98	$1,334	— %	0.55%	to	1.45%	2.20%	to	1.29%
2022	463	$3.23	to	$2.94	$1,457	— %	0.55%	to	1.45%	(14.01)%	to	(14.78)%
2021	434	$3.75	to	$3.45	$1,599	0.00%	0.55%	to	1.45%	11.43%	to	10.43%
Invesco VI Main St, Ser II
2025	64	$2.47	to	$2.35	$167	0.32%	0.85%	to	1.45%	14.66%	to	13.98%
2024	66	$2.16	to	$2.06	$142	— %	0.85%	to	1.45%	22.34%	to	21.61%
2023	91	$1.76	to	$1.69	$160	0.48%	0.85%	to	1.45%	21.79%	to	21.07%
2022	102	$1.45	to	$1.40	$147	0.90%	0.85%	to	1.45%	(20.98)%	to	(21.45)%
2021	149	$1.83	to	$1.78	$272	0.46%	0.85%	to	1.45%	26.15%	to	25.41%
Invesco VI Mn St Sm Cap, Ser II
2025	1,533	$5.46	to	$2.71	$7,098	0.23%	0.55%	to	1.85%	7.84%	to	6.46%
2024	1,663	$5.06	to	$2.55	$6,944	— %	0.55%	to	1.85%	11.78%	to	10.33%
2023	1,594	$4.53	to	$2.31	$6,254	0.97%	0.55%	to	1.85%	17.18%	to	15.66%
2022	1,517	$3.86	to	$2.00	$5,129	0.26%	0.55%	to	1.85%	(16.50)%	to	(17.58)%
2021	1,470	$4.63	to	$2.42	$5,972	0.18%	0.55%	to	1.85%	21.59%	to	20.02%
Invesco VI Tech, Ser I
2025	249	$8.05	to	$9.27	$1,351	— %	0.55%	to	1.20%	19.81%	to	19.03%
2024	275	$6.72	to	$7.79	$1,256	— %	0.55%	to	1.20%	33.53%	to	32.66%
2023	361	$5.03	to	$5.87	$1,225	— %	0.55%	to	1.20%	46.14%	to	45.20%
2022	367	$3.44	to	$4.05	$859	— %	0.55%	to	1.20%	(40.28)%	to	(40.67)%
2021	407	$5.77	to	$6.82	$1,603	— %	0.55%	to	1.20%	13.79%	to	13.05%
RiverSource of New York Variable Annuity Account ■ 143

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
Invesco VI Tech, Ser II
2025	936	$1.86	to	$1.80	$1,721	— %	0.65%	to	1.55%	19.38%	to	18.31%
2024	754	$1.56	to	$1.52	$1,168	— %	0.65%	to	1.55%	32.98%	to	31.78%
2023	428	$1.17	to	$1.15	$502	— %	0.65%	to	1.55%	45.77%	to	44.47%
2022	31	$0.80	to	$0.80	$26	— %	0.65%	to	1.55%	(20.88)%(5)	to	(21.36)%(5)
Janus Hend VIT Gbl Tech Innov, Srv
2025	654	$2.13	to	$2.06	$2,158	— %	0.65%	to	1.55%	24.03%	to	22.92%
2024	543	$1.72	to	$1.68	$1,683	— %	0.65%	to	1.55%	30.90%	to	29.72%
2023	482	$1.31	to	$1.29	$1,217	— %	0.65%	to	1.55%	53.28%	to	51.91%
2022	317	$0.86	to	$0.85	$697	— %	0.65%	to	1.55%	(15.76)%(5)	to	(16.26)%(5)
2021	436	$3.80	to	$12.53	$1,647	0.12%	0.75%	to	1.20%	16.87%	to	16.34%
Janus Henderson VIT Bal, Serv
2025	10,826	$1.98	to	$1.79	$20,466	1.69%	0.55%	to	1.85%	14.19%	to	12.71%
2024	12,014	$1.73	to	$1.59	$19,996	1.76%	0.55%	to	1.85%	14.51%	to	13.02%
2023	11,653	$1.51	to	$1.40	$17,022	1.85%	0.55%	to	1.85%	14.50%	to	13.03%
2022	10,241	$1.32	to	$1.24	$13,133	1.02%	0.55%	to	1.85%	(17.07)%	to	(18.14)%
2021	9,219	$1.59	to	$1.52	$14,328	0.70%	0.55%	to	1.85%	16.27%	to	14.76%
Janus Henderson VIT Enter, Serv
2025	141	$3.62	to	$3.44	$496	0.05%	0.75%	to	0.95%	6.61%	to	6.40%
2024	159	$3.40	to	$3.24	$527	0.63%	0.75%	to	0.95%	14.46%	to	14.23%
2023	163	$2.97	to	$2.83	$472	0.09%	0.75%	to	0.95%	16.90%	to	16.66%
2022	182	$2.54	to	$2.43	$453	0.07%	0.75%	to	0.95%	(16.78)%	to	(16.94)%
2021	345	$3.05	to	$2.92	$1,027	0.25%	0.75%	to	0.95%	15.67%	to	15.44%
Janus Henderson VIT Flex Bd, Serv
2025	4,555	$1.19	to	$1.00	$5,016	4.65%	0.55%	to	1.85%	6.64%	to	5.26%
2024	3,822	$1.11	to	$0.95	$3,968	4.85%	0.55%	to	1.85%	1.07%	to	(0.25)%
2023	2,056	$1.10	to	$0.96	$2,141	3.86%	0.55%	to	1.85%	4.71%	to	3.36%
2022	1,503	$1.05	to	$0.93	$1,504	1.97%	0.55%	to	1.85%	(14.36)%	to	(15.47)%
2021	1,522	$1.23	to	$1.10	$1,789	1.70%	0.55%	to	1.85%	(1.65)%	to	(2.93)%
Janus Henderson VIT Forty, Serv
2025	1,937	$1.79	to	$1.73	$3,409	0.00%	0.65%	to	1.55%	17.10%	to	16.05%
2024	1,944	$1.53	to	$1.49	$2,936	0.00%	0.65%	to	1.55%	27.30%	to	26.15%
2023	145	$1.20	to	$1.18	$176	0.19%	0.65%	to	1.55%	38.75%	to	37.51%
2022	45	$0.87	to	$0.86	$41	0.19%	0.65%	to	1.55%	(14.36)%(5)	to	(14.87)%(5)
Janus Henderson VIT Overseas, Serv
2025	515	$1.48	to	$1.43	$1,486	1.37%	0.65%	to	1.55%	27.74%	to	26.60%
2024	593	$1.16	to	$1.13	$1,136	1.28%	0.65%	to	1.55%	4.89%	to	3.94%
2023	566	$1.10	to	$1.09	$1,133	1.43%	0.65%	to	1.55%	9.87%	to	8.89%
2022	506	$1.00	to	$1.00	$961	1.70%	0.65%	to	1.55%	0.31%(5)	to	(0.29)%(5)
2021	514	$2.16	to	$3.98	$1,111	1.01%	0.75%	to	1.20%	12.44%	to	11.94%
Janus Henderson VIT Res, Serv
2025	557	$6.58	to	$4.79	$3,404	— %	0.55%	to	1.85%	17.45%	to	15.93%
2024	625	$5.60	to	$4.14	$3,266	— %	0.55%	to	1.85%	34.21%	to	32.47%
2023	797	$4.17	to	$3.12	$3,112	0.06%	0.55%	to	1.85%	42.03%	to	40.20%
2022	902	$2.94	to	$2.23	$2,493	— %	0.55%	to	1.85%	(30.45)%	to	(31.34)%
2021	928	$4.23	to	$3.24	$3,716	0.02%	0.55%	to	1.85%	19.39%	to	17.85%
Lazard Ret Emer Mkts Eq, Serv
2025	415	$1.70	to	$1.65	$698	3.09%	0.65%	to	1.55%	40.85%	to	39.59%
2024	165	$1.21	to	$1.18	$198	3.25%	0.65%	to	1.55%	6.73%	to	5.77%
2023	11	$1.13	to	$1.11	$14	7.39%	0.65%	to	1.55%	21.48%	to	20.40%
2022	—	$0.93	to	$0.93	$2	5.35%	0.65%	to	1.55%	(6.40)%(5)	to	(6.96)%(5)
Lazard Ret Global Dyn MA, Serv
2025	187	$1.92	to	$1.63	$340	1.05%	0.55%	to	1.85%	15.09%	to	13.60%
 144 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2024	227	$1.67	to	$1.43	$360	— %	0.55%	to	1.85%	8.00%	to	6.60%
2023	724	$1.54	to	$1.34	$1,045	— %	0.55%	to	1.85%	10.20%	to	8.79%
2022	764	$1.40	to	$1.23	$1,007	0.08%	0.55%	to	1.85%	(17.84)%	to	(18.90)%
2021	758	$1.70	to	$1.52	$1,224	2.86%	0.55%	to	1.85%	11.32%	to	9.88%
Lord Abt Bond Debenture, Cl VC
2025	1,050	$1.15	to	$1.11	$1,189	6.56%	0.65%	to	1.55%	7.63%	to	6.67%
2024	861	$1.07	to	$1.04	$910	6.95%	0.65%	to	1.55%	6.03%	to	5.07%
2023	558	$1.01	to	$0.99	$559	10.08%	0.65%	to	1.55%	5.87%	to	4.91%
2022	89	$0.95	to	$0.95	$85	14.18%	0.65%	to	1.55%	(4.49)%(5)	to	(5.05)%(5)
Lord Abt Short Dur Inc, Cl VC
2025	799	$1.12	to	$1.09	$886	5.30%	0.65%	to	1.55%	5.22%	to	4.27%
2024	610	$1.07	to	$1.04	$646	4.93%	0.65%	to	1.55%	4.46%	to	3.51%
2023	363	$1.02	to	$1.01	$370	6.24%	0.65%	to	1.55%	4.38%	to	3.45%
2022	183	$0.98	to	$0.97	$180	9.07%	0.65%	to	1.55%	(1.84)%(5)	to	(2.43)%(5)
LVIP AC Intl, Serv Cl
2025	321	$2.96	to	$1.19	$805	1.09%	0.55%	to	1.55%	15.18%	to	14.04%
2024	339	$2.57	to	$1.04	$757	1.35%	0.55%	to	1.55%	1.89%	to	0.88%
2023	326	$2.52	to	$1.03	$739	1.24%	0.55%	to	1.55%	11.81%	to	10.71%
2022	318	$2.26	to	$0.93	$674	1.33%	0.55%	to	1.55%	(25.27)%	to	(6.43)%(5)
2021	417	$3.02	to	$3.46	$1,199	0.01%	0.55%	to	1.20%	8.01%	to	7.31%
LVIP AC Intl, Std Cl II
2025	84	$2.04	to	$1.94	$166	1.18%	0.75%	to	0.95%	15.12%	to	14.89%
2024	91	$1.78	to	$1.69	$156	1.60%	0.75%	to	0.95%	1.83%	to	1.63%
2023	95	$1.74	to	$1.66	$161	1.39%	0.75%	to	0.95%	11.73%	to	11.51%
2022	122	$1.56	to	$1.49	$185	1.51%	0.75%	to	0.95%	(25.32)%	to	(25.47)%
2021	141	$2.09	to	$2.00	$289	0.16%	0.75%	to	0.95%	7.94%	to	7.72%
LVIP AC Mid Cap Val, Serv Cl
2025	671	$3.86	to	$1.19	$2,661	1.62%	0.55%	to	1.55%	8.23%	to	7.16%
2024	701	$3.56	to	$1.11	$2,575	2.38%	0.55%	to	1.55%	7.93%	to	6.86%
2023	739	$3.30	to	$1.04	$2,522	2.21%	0.55%	to	1.55%	5.45%	to	4.40%
2022	644	$3.13	to	$0.99	$2,096	2.12%	0.55%	to	1.55%	(1.93)%	to	(0.64)%(5)
2021	625	$3.19	to	$3.48	$2,145	0.98%	0.55%	to	1.45%	22.34%	to	21.25%
LVIP AC Ultra, Serv Cl
2025	333	$8.67	to	$7.99	$2,829	— %	0.55%	to	1.45%	12.06%	to	11.05%
2024	419	$7.73	to	$7.20	$3,172	— %	0.55%	to	1.45%	27.91%	to	26.76%
2023	477	$6.05	to	$5.68	$2,825	— %	0.55%	to	1.45%	42.49%	to	41.21%
2022	494	$4.24	to	$4.02	$2,061	— %	0.55%	to	1.45%	(32.83)%	to	(33.43)%
2021	603	$6.32	to	$6.04	$3,779	— %	0.55%	to	1.45%	22.32%	to	21.22%
LVIP AC Val, Serv Cl
2025	2,557	$4.63	to	$2.59	$12,126	1.46%	0.55%	to	1.85%	15.22%	to	13.73%
2024	2,808	$4.01	to	$2.28	$11,474	2.62%	0.55%	to	1.85%	8.69%	to	7.28%
2023	3,554	$3.69	to	$2.12	$13,592	2.25%	0.55%	to	1.85%	8.42%	to	7.04%
2022	3,580	$3.41	to	$1.98	$12,774	1.95%	0.55%	to	1.85%	(0.24)%	to	(1.51)%
2021	3,265	$3.41	to	$2.01	$11,642	1.60%	0.55%	to	1.85%	23.60%	to	22.01%
LVIP AC Val, Std Cl II
2025	74	$7.02	to	$6.67	$506	1.60%	0.75%	to	0.95%	15.16%	to	14.92%
2024	88	$6.09	to	$5.81	$521	2.92%	0.75%	to	0.95%	8.66%	to	8.44%
2023	91	$5.61	to	$5.35	$496	2.41%	0.75%	to	0.95%	8.28%	to	8.07%
2022	115	$5.18	to	$4.95	$586	2.08%	0.75%	to	0.95%	(0.21)%	to	(0.41)%
2021	131	$5.19	to	$4.97	$669	1.71%	0.75%	to	0.95%	23.58%	to	23.33%
LVIP JPM US Eq, Serv Cl
2025	221	$1.64	to	$1.58	$358	0.32%	0.65%	to	1.55%	13.51%	to	12.50%
2024	139	$1.44	to	$1.41	$201	0.35%	0.65%	to	1.55%	22.88%	to	21.77%
2023	153	$1.17	to	$1.15	$180	1.02%	0.65%	to	1.55%	16.04%(7)	to	15.34%(7)
RiverSource of New York Variable Annuity Account ■ 145

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
MFS Gbl Real Est, Serv Cl
2025	192	$0.89	to	$0.86	$170	1.21%	0.65%	to	1.55%	2.63%	to	1.71%
2024	150	$0.87	to	$0.85	$130	1.51%	0.65%	to	1.55%	(3.55)%	to	(4.43)%
2023	135	$0.90	to	$0.89	$122	0.61%	0.65%	to	1.55%	10.49%	to	9.50%
2022	44	$0.82	to	$0.81	$37	1.77%	0.65%	to	1.55%	(16.74)%(5)	to	(17.24)%(5)
MFS Intl Gro, Serv Cl
2025	435	$1.44	to	$1.40	$619	0.85%	0.65%	to	1.55%	20.01%	to	18.95%
2024	216	$1.20	to	$1.17	$258	0.82%	0.65%	to	1.55%	8.05%	to	7.09%
2023	115	$1.11	to	$1.10	$128	1.00%	0.65%	to	1.55%	13.66%	to	12.66%
2022	47	$0.98	to	$0.97	$47	0.07%	0.65%	to	1.55%	(1.98)%(5)	to	(2.56)%(5)
MFS Mass Inv Gro Stock, Serv Cl
2025	990	$3.43	to	$3.12	$3,265	0.02%	0.55%	to	1.45%	9.00%	to	8.03%
2024	1,136	$3.15	to	$2.88	$3,448	0.12%	0.55%	to	1.45%	15.34%	to	14.30%
2023	1,301	$2.73	to	$2.52	$3,436	0.05%	0.55%	to	1.45%	23.02%	to	21.93%
2022	1,402	$2.22	to	$2.07	$3,024	— %	0.55%	to	1.45%	(19.89)%	to	(20.61)%
2021	1,619	$2.77	to	$2.61	$4,378	0.03%	0.55%	to	1.45%	24.97%	to	23.85%
MFS New Dis, Serv Cl
2025	293	$5.64	to	$6.22	$1,262	— %	0.55%	to	1.20%	11.94%	to	11.22%
2024	355	$5.04	to	$5.59	$1,358	— %	0.55%	to	1.20%	5.85%	to	5.16%
2023	410	$4.76	to	$5.32	$1,484	— %	0.55%	to	1.20%	13.63%	to	12.90%
2022	444	$4.19	to	$4.71	$1,393	— %	0.55%	to	1.20%	(30.38)%	to	(30.83)%
2021	491	$6.02	to	$6.81	$2,211	— %	0.55%	to	1.20%	1.02%	to	0.36%
MFS Research Intl, Serv Cl
2025	145	$1.34	to	$1.29	$192	1.29%	0.65%	to	1.55%	20.97%	to	19.89%
2024	112	$1.11	to	$1.08	$124	1.61%	0.65%	to	1.55%	2.12%	to	1.20%
2023	28	$1.08	to	$1.07	$32	1.27%	0.65%	to	1.55%	12.09%	to	11.10%
2022	4	$0.97	to	$0.96	$5	1.63%	0.65%	to	1.55%	(3.09)%(5)	to	(3.66)%(5)
MFS Utilities, Serv Cl
2025	1,110	$5.79	to	$1.96	$5,747	2.72%	0.55%	to	1.85%	14.13%	to	12.65%
2024	1,324	$5.08	to	$1.74	$5,792	2.05%	0.55%	to	1.85%	10.73%	to	9.30%
2023	1,513	$4.59	to	$1.59	$6,055	3.34%	0.55%	to	1.85%	(2.86)%	to	(4.12)%
2022	1,416	$4.72	to	$1.66	$5,905	2.22%	0.55%	to	1.85%	(0.07)%	to	(1.36)%
2021	1,358	$4.72	to	$1.68	$5,742	1.55%	0.55%	to	1.85%	13.20%	to	11.74%
MS VIF Dis, Cl II
2025	954	$5.97	to	$3.52	$5,456	0.40%	0.55%	to	1.85%	11.82%	to	10.38%
2024	1,017	$5.34	to	$3.19	$5,246	— %	0.55%	to	1.85%	40.95%	to	39.12%
2023	1,076	$3.79	to	$2.29	$3,998	— %	0.55%	to	1.85%	43.34%	to	41.50%
2022	1,012	$2.64	to	$1.62	$2,615	— %	0.55%	to	1.85%	(63.17)%	to	(63.65)%
2021	835	$7.18	to	$4.46	$5,880	— %	0.55%	to	1.85%	(11.68)%	to	(12.83)%
NB AMT Quality Eq, Cl S
2025	222	$1.66	to	$3.42	$1,194	— %	0.65%	to	1.85%	12.70%	to	11.36%
2024	290	$1.47	to	$3.07	$1,384	— %	0.65%	to	1.85%	24.70%	to	23.21%
2023	339	$1.18	to	$2.49	$1,303	0.08%	0.65%	to	1.85%	25.75%	to	24.26%
2022	323	$0.94	to	$2.01	$995	0.12%	0.65%	to	1.85%	(6.56)%(5)	to	(20.14)%
2021	296	$3.92	to	$2.51	$1,130	0.19%	0.85%	to	1.85%	22.12%	to	20.90%
Nom VIP Asset Strategy, Serv Cl
2025	289	$2.08	to	$1.77	$570	1.18%	0.55%	to	1.85%	16.02%	to	14.51%
2024	359	$1.80	to	$1.54	$613	1.90%	0.55%	to	1.85%	11.82%	to	10.37%
2023	375	$1.61	to	$1.40	$574	2.10%	0.55%	to	1.85%	13.32%	to	11.85%
2022	403	$1.42	to	$1.25	$546	1.53%	0.55%	to	1.85%	(15.20)%	to	(16.31)%
2021	454	$1.67	to	$1.49	$729	1.51%	0.55%	to	1.85%	9.83%	to	8.41%
Nom VIP for Inc, Serv Cl
2025	261	$1.22	to	$1.18	$316	4.50%	0.65%	to	1.55%	8.10%	to	7.13%
2024	108	$1.13	to	$1.11	$122	7.15%	0.65%	to	1.55%	5.61%	to	4.66%
 146 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	89	$1.07	to	$1.06	$96	3.82%	0.65%	to	1.55%	12.12%	to	11.12%
2022	41	$0.96	to	$0.95	$41	— %	0.65%	to	1.55%	(3.70)%(5)	to	(4.27)%(5)
Nom VIP Intl Core Eq, Serv Cl
2025	126	$1.22	to	$1.20	$154	0.38%	0.65%	to	1.55%	23.37%	to	22.26%
2024	144	$0.99	to	$0.98	$144	1.77%	0.65%	to	1.55%	(0.97)%(8)	to	(1.57)%(8)
PIMCO VIT All Asset, Advisor Cl
2025	1,182	$2.39	to	$1.35	$2,611	4.49%	0.55%	to	1.85%	13.57%	to	12.12%
2024	1,347	$2.11	to	$1.20	$2,629	6.22%	0.55%	to	1.85%	3.00%	to	1.66%
2023	1,661	$2.04	to	$1.18	$3,147	2.84%	0.55%	to	1.85%	7.41%	to	6.04%
2022	1,796	$1.90	to	$1.12	$3,173	7.52%	0.55%	to	1.85%	(12.35)%	to	(13.49)%
2021	2,042	$2.17	to	$1.29	$4,146	10.88%	0.55%	to	1.85%	15.41%	to	13.91%
PIMCO VIT Glb Man As Alloc, Adv Cl
2025	144	$1.97	to	$1.61	$267	4.27%	0.55%	to	1.85%	21.11%	to	19.53%
2024	174	$1.63	to	$1.35	$267	3.41%	0.55%	to	1.85%	10.14%	to	8.72%
2023	194	$1.48	to	$1.24	$272	2.13%	0.55%	to	1.85%	12.24%	to	10.79%
2022	221	$1.32	to	$1.12	$278	1.80%	0.55%	to	1.85%	(18.84)%	to	(19.88)%
2021	272	$1.63	to	$1.40	$422	2.37%	0.55%	to	1.85%	11.98%	to	10.53%
PIMCO VIT Tot Return, Advisor Cl
2025	8,288	$1.18	to	$1.00	$9,217	4.00%	0.55%	to	1.85%	8.18%	to	6.79%
2024	7,862	$1.09	to	$0.94	$8,111	3.92%	0.55%	to	1.85%	1.87%	to	0.55%
2023	7,250	$1.07	to	$0.93	$7,369	3.48%	0.55%	to	1.85%	5.25%	to	3.89%
2022	6,351	$1.02	to	$0.90	$6,166	2.53%	0.55%	to	1.85%	(14.85)%	to	(15.95)%
2021	5,837	$1.19	to	$1.07	$6,676	1.73%	0.55%	to	1.85%	(1.91)%	to	(3.17)%
Put VT Global Hlth Care, Cl IB
2025	533	$6.02	to	$1.23	$1,487	— %	0.55%	to	1.55%	14.42%	to	13.29%
2024	456	$5.26	to	$1.09	$1,300	0.47%	0.55%	to	1.55%	0.87%	to	(0.16)%
2023	390	$5.21	to	$1.09	$1,336	0.29%	0.55%	to	1.55%	8.53%	to	7.47%
2022	291	$4.80	to	$1.01	$1,191	0.41%	0.55%	to	1.55%	(5.20)%	to	2.06%(5)
2021	291	$5.07	to	$5.14	$1,331	1.09%	0.55%	to	1.20%	18.74%	to	17.98%
Put VT Intl Eq, Cl IB
2025	137	$2.97	to	$3.54	$429	0.01%	0.55%	to	1.20%	36.93%	to	36.04%
2024	171	$2.17	to	$2.61	$389	2.26%	0.55%	to	1.20%	2.41%	to	1.74%
2023	201	$2.12	to	$2.56	$448	0.04%	0.55%	to	1.20%	17.86%	to	17.10%
2022	205	$1.80	to	$2.19	$389	1.63%	0.55%	to	1.20%	(15.23)%	to	(15.79)%
2021	264	$2.12	to	$2.60	$592	1.16%	0.55%	to	1.20%	8.23%	to	7.52%
Put VT Intl Val, Cl IB
2025	122	$1.68	to	$1.62	$202	1.20%	0.65%	to	1.55%	33.81%	to	32.61%
2024	109	$1.25	to	$1.22	$136	1.95%	0.65%	to	1.55%	4.52%	to	3.59%
2023	25	$1.20	to	$1.18	$31	1.17%	0.65%	to	1.55%	17.91%	to	16.87%
2022	12	$1.02	to	$1.01	$13	— %	0.65%	to	1.55%	1.80%(5)	to	1.19%(5)
Put VT Lg Cap Val, Cl IB
2025	1,162	$1.64	to	$1.59	$1,876	1.34%	0.65%	to	1.55%	19.57%	to	18.50%
2024	920	$1.37	to	$1.34	$1,248	0.87%	0.65%	to	1.55%	18.36%	to	17.29%
2023	519	$1.16	to	$1.14	$598	1.60%	0.65%	to	1.55%	14.91%	to	13.90%
2022	86	$1.01	to	$1.00	$89	— %	0.65%	to	1.55%	0.54%(5)	to	(0.06)%(5)
Put VT Sus Fut, Cl IB
2025	19	$1.31	to	$1.26	$25	0.09%	0.65%	to	1.55%	1.99%	to	1.08%
2024	18	$1.28	to	$1.25	$24	— %	0.65%	to	1.55%	14.14%	to	13.11%
2023	9	$1.12	to	$1.10	$12	— %	0.65%	to	1.55%	27.69%	to	26.55%
2022	7	$0.88	to	$0.87	$8	— %	0.65%	to	1.55%	(12.79)%(5)	to	(13.31)%(5)
Put VT Sus Leaders, Cl IA
2025	966	$7.76	to	$7.76	$7,546	0.88%	1.25%	to	1.25%	9.61%	to	9.61%
2024	1,052	$7.08	to	$7.08	$7,499	0.38%	1.25%	to	1.25%	21.79%	to	21.79%
RiverSource of New York Variable Annuity Account ■ 147

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	1,143	$5.81	to	$5.81	$6,690	0.75%	1.25%	to	1.25%	24.85%	to	24.85%
2022	1,302	$4.66	to	$4.66	$6,061	0.83%	1.25%	to	1.25%	(23.68)%	to	(23.68)%
2021	1,365	$6.10	to	$6.10	$8,337	0.34%	1.25%	to	1.25%	22.30%	to	22.30%
Put VT Sus Leaders, Cl IB
2025	101	$7.03	to	$1.52	$652	0.74%	0.55%	to	1.55%	10.08%	to	8.99%
2024	125	$6.38	to	$1.39	$743	0.20%	0.55%	to	1.55%	22.34%	to	21.12%
2023	190	$5.22	to	$1.15	$930	0.52%	0.55%	to	1.55%	25.42%	to	24.17%
2022	211	$4.16	to	$0.93	$828	0.55%	0.55%	to	1.55%	(23.33)%	to	(7.80)%(5)
2021	212	$5.43	to	$5.04	$1,112	0.14%	0.55%	to	1.20%	22.85%	to	22.06%
Royce Micro-Cap, Invest Cl
2025	53	$6.53	to	$6.21	$336	— %	0.75%	to	0.95%	13.04%	to	12.82%
2024	62	$5.78	to	$5.51	$346	— %	0.75%	to	0.95%	12.82%	to	12.59%
2023	65	$5.12	to	$4.89	$319	— %	0.75%	to	0.95%	17.90%	to	17.66%
2022	68	$4.34	to	$4.16	$286	— %	0.75%	to	0.95%	(23.01)%	to	(23.17)%
2021	69	$5.64	to	$5.41	$377	— %	0.75%	to	0.95%	29.01%	to	28.75%
Temp Global Bond, Cl 2
2025	1,302	$0.88	to	$0.75	$1,077	— %	0.55%	to	1.85%	15.09%	to	13.61%
2024	1,535	$0.77	to	$0.66	$1,108	— %	0.55%	to	1.85%	(11.86)%	to	(13.01)%
2023	1,569	$0.87	to	$0.76	$1,290	— %	0.55%	to	1.85%	2.32%	to	1.00%
2022	1,593	$0.85	to	$0.75	$1,288	— %	0.55%	to	1.85%	(5.47)%	to	(6.69)%
2021	1,817	$0.90	to	$0.80	$1,563	— %	0.55%	to	1.85%	(5.51)%	to	(6.74)%
Third Ave VST Third Ave Value
2025	113	$5.36	to	$5.09	$582	2.24%	0.75%	to	0.95%	33.84%	to	33.57%
2024	129	$4.00	to	$3.81	$499	2.51%	0.75%	to	0.95%	(3.00)%	to	(3.20)%
2023	134	$4.13	to	$3.94	$535	2.39%	0.75%	to	0.95%	19.91%	to	19.67%
2022	138	$3.44	to	$3.29	$460	1.51%	0.75%	to	0.95%	15.24%	to	15.01%
2021	152	$2.99	to	$2.86	$440	0.69%	0.75%	to	0.95%	21.15%	to	20.91%
VanEck VIP Global Gold, Cl S
2025	942	$3.42	to	$2.90	$3,001	1.36%	0.55%	to	1.85%	162.99%	to	159.61%
2024	939	$1.30	to	$1.12	$1,146	3.05%	0.55%	to	1.85%	13.78%	to	12.30%
2023	879	$1.14	to	$0.99	$948	— %	0.55%	to	1.85%	9.80%	to	8.39%
2022	919	$1.04	to	$0.92	$912	— %	0.55%	to	1.85%	(13.83)%	to	(14.95)%
2021	870	$1.21	to	$1.08	$1,007	12.12%	0.55%	to	1.85%	(14.48)%	to	(15.59)%
VP Aggr, Cl 2
2025	13,942	$3.43	to	$2.21	$44,506	— %	0.55%	to	1.85%	16.99%	to	15.48%
2024	14,846	$2.94	to	$1.91	$40,689	— %	0.55%	to	1.85%	12.57%	to	11.11%
2023	15,686	$2.61	to	$1.72	$38,376	— %	0.55%	to	1.85%	16.58%	to	15.08%
2022	16,718	$2.24	to	$1.50	$35,279	— %	0.55%	to	1.85%	(18.63)%	to	(19.68)%
2021	16,955	$2.75	to	$1.86	$44,160	— %	0.55%	to	1.85%	15.12%	to	13.64%
VP Aggr, Cl 4
2025	11,259	$3.44	to	$2.98	$36,509	— %	0.55%	to	1.45%	16.99%	to	15.94%
2024	13,177	$2.94	to	$2.57	$36,645	— %	0.55%	to	1.45%	12.59%	to	11.58%
2023	14,522	$2.61	to	$2.31	$36,000	— %	0.55%	to	1.45%	16.55%	to	15.51%
2022	15,642	$2.24	to	$2.00	$33,390	— %	0.55%	to	1.45%	(18.64)%	to	(19.36)%
2021	18,122	$2.75	to	$2.48	$47,715	— %	0.55%	to	1.45%	15.14%	to	14.11%
VP Conserv, Cl 2
2025	15,922	$1.62	to	$1.17	$24,046	— %	0.55%	to	1.85%	9.61%	to	8.19%
2024	16,733	$1.48	to	$1.08	$23,059	— %	0.55%	to	1.85%	3.85%	to	2.50%
2023	18,854	$1.43	to	$1.06	$25,120	— %	0.55%	to	1.85%	7.87%	to	6.48%
2022	21,163	$1.32	to	$0.99	$26,274	— %	0.55%	to	1.85%	(16.01)%	to	(17.09)%
2021	22,117	$1.57	to	$1.20	$32,802	— %	0.55%	to	1.85%	2.25%	to	0.93%
VP Conserv, Cl 4
2025	13,066	$1.62	to	$1.41	$19,743	— %	0.55%	to	1.45%	9.61%	to	8.63%
2024	14,260	$1.48	to	$1.30	$19,724	— %	0.55%	to	1.45%	3.91%	to	2.98%
 148 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	15,567	$1.43	to	$1.26	$20,855	— %	0.55%	to	1.45%	7.80%	to	6.84%
2022	17,532	$1.32	to	$1.18	$21,890	— %	0.55%	to	1.45%	(15.96)%	to	(16.71)%
2021	16,983	$1.57	to	$1.42	$25,375	— %	0.55%	to	1.45%	2.25%	to	1.34%
VP Man Risk US, Cl 2
2025	19,726	$1.65	to	$1.48	$31,317	— %	0.55%	to	1.85%	8.99%	to	7.58%
2024	22,938	$1.51	to	$1.37	$33,562	— %	0.55%	to	1.85%	11.09%	to	9.64%
2023	23,790	$1.36	to	$1.25	$31,480	— %	0.55%	to	1.85%	13.92%	to	12.45%
2022	24,762	$1.19	to	$1.12	$28,892	— %	0.55%	to	1.85%	(17.67)%	to	(18.73)%
2021	25,436	$1.45	to	$1.37	$36,209	— %	0.55%	to	1.85%	12.72%	to	11.26%
VP Man Risk, Cl 2
2025	6,477	$1.48	to	$1.33	$9,251	— %	0.55%	to	1.85%	11.53%	to	10.09%
2024	7,274	$1.33	to	$1.21	$9,351	— %	0.55%	to	1.85%	8.81%	to	7.40%
2023	7,809	$1.22	to	$1.12	$9,266	— %	0.55%	to	1.85%	11.64%	to	10.20%
2022	8,136	$1.09	to	$1.02	$8,685	— %	0.55%	to	1.85%	(17.84)%	to	(18.90)%
2021	8,335	$1.33	to	$1.26	$10,877	— %	0.55%	to	1.85%	10.12%	to	8.69%
VP Man Vol Conserv Gro, Cl 2
2025	47,656	$1.51	to	$1.33	$70,452	— %	0.55%	to	1.85%	10.41%	to	8.98%
2024	55,075	$1.37	to	$1.22	$73,922	— %	0.55%	to	1.85%	6.22%	to	4.83%
2023	59,027	$1.29	to	$1.16	$74,788	— %	0.55%	to	1.85%	9.37%	to	7.97%
2022	69,475	$1.18	to	$1.08	$80,818	— %	0.55%	to	1.85%	(17.52)%	to	(18.58)%
2021	78,230	$1.43	to	$1.32	$110,899	— %	0.55%	to	1.85%	4.88%	to	3.52%
VP Man Vol Conserv, Cl 2
2025	24,525	$1.34	to	$1.15	$31,371	— %	0.55%	to	1.85%	8.57%	to	7.17%
2024	26,351	$1.24	to	$1.07	$31,134	— %	0.55%	to	1.85%	3.74%	to	2.39%
2023	34,408	$1.19	to	$1.05	$39,368	— %	0.55%	to	1.85%	7.28%	to	5.89%
2022	39,570	$1.11	to	$0.99	$42,398	— %	0.55%	to	1.85%	(16.45)%	to	(17.53)%
2021	33,416	$1.33	to	$1.20	$43,039	— %	0.55%	to	1.85%	2.06%	to	0.74%
VP Man Vol Gro, Cl 2
2025	301,874	$1.91	to	$1.76	$590,581	— %	0.55%	to	1.85%	14.12%	to	12.64%
2024	342,065	$1.68	to	$1.56	$588,197	— %	0.55%	to	1.85%	11.36%	to	9.91%
2023	377,075	$1.51	to	$1.42	$584,260	— %	0.55%	to	1.85%	13.96%	to	12.50%
2022	399,972	$1.32	to	$1.27	$545,865	— %	0.55%	to	1.85%	(19.87)%	to	(20.91)%
2021	416,960	$1.65	to	$1.60	$713,185	— %	0.55%	to	1.85%	11.28%	to	9.84%
VP Man Vol Mod Gro, Cl 2
2025	428,319	$1.72	to	$1.54	$775,861	— %	0.55%	to	1.85%	12.25%	to	10.81%
2024	494,610	$1.53	to	$1.39	$798,510	— %	0.55%	to	1.85%	8.81%	to	7.39%
2023	558,175	$1.41	to	$1.29	$828,769	— %	0.55%	to	1.85%	11.66%	to	10.22%
2022	616,104	$1.26	to	$1.17	$820,314	— %	0.55%	to	1.85%	(18.60)%	to	(19.65)%
2021	663,538	$1.55	to	$1.46	$1,089,495	— %	0.55%	to	1.85%	8.10%	to	6.71%
VP Mod Aggr, Cl 2
2025	58,946	$2.89	to	$1.89	$158,485	— %	0.55%	to	1.85%	15.07%	to	13.59%
2024	65,233	$2.51	to	$1.67	$153,249	— %	0.55%	to	1.85%	10.39%	to	8.95%
2023	70,068	$2.28	to	$1.53	$149,960	— %	0.55%	to	1.85%	14.31%	to	12.83%
2022	74,605	$1.99	to	$1.36	$140,345	— %	0.55%	to	1.85%	(18.04)%	to	(19.10)%
2021	82,152	$2.43	to	$1.68	$189,530	— %	0.55%	to	1.85%	11.69%	to	10.25%
VP Mod Aggr, Cl 4
2025	32,061	$2.90	to	$2.51	$87,348	— %	0.55%	to	1.45%	15.05%	to	14.02%
2024	35,191	$2.52	to	$2.20	$83,665	— %	0.55%	to	1.45%	10.37%	to	9.37%
2023	42,045	$2.28	to	$2.02	$90,878	— %	0.55%	to	1.45%	14.28%	to	13.26%
2022	48,592	$2.00	to	$1.78	$92,293	— %	0.55%	to	1.45%	(18.02)%	to	(18.75)%
2021	54,164	$2.43	to	$2.19	$125,938	— %	0.55%	to	1.45%	11.72%	to	10.72%
VP Mod Conserv, Cl 2
2025	32,232	$1.98	to	$1.38	$59,408	— %	0.55%	to	1.85%	11.48%	to	10.04%
2024	35,895	$1.78	to	$1.25	$59,422	— %	0.55%	to	1.85%	5.82%	to	4.45%
RiverSource of New York Variable Annuity Account ■ 149

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	41,353	$1.68	to	$1.20	$64,998	— %	0.55%	to	1.85%	9.90%	to	8.48%
2022	45,491	$1.53	to	$1.11	$65,321	— %	0.55%	to	1.85%	(16.55)%	to	(17.62)%
2021	52,311	$1.83	to	$1.34	$90,527	— %	0.55%	to	1.85%	5.16%	to	3.80%
VP Mod Conserv, Cl 4
2025	25,405	$1.98	to	$1.72	$47,165	— %	0.55%	to	1.45%	11.52%	to	10.52%
2024	28,574	$1.78	to	$1.56	$47,807	— %	0.55%	to	1.45%	5.81%	to	4.86%
2023	33,387	$1.68	to	$1.49	$53,039	— %	0.55%	to	1.45%	9.88%	to	8.90%
2022	39,603	$1.53	to	$1.36	$57,450	— %	0.55%	to	1.45%	(16.56)%	to	(17.31)%
2021	45,021	$1.83	to	$1.65	$78,614	— %	0.55%	to	1.45%	5.21%	to	4.26%
VP Mod, Cl 2
2025	191,280	$2.43	to	$1.63	$432,741	— %	0.55%	to	1.85%	13.23%	to	11.77%
2024	205,566	$2.15	to	$1.46	$412,750	— %	0.55%	to	1.85%	8.12%	to	6.72%
2023	219,564	$1.99	to	$1.37	$409,453	— %	0.55%	to	1.85%	12.34%	to	10.90%
2022	236,316	$1.77	to	$1.23	$394,023	— %	0.55%	to	1.85%	(17.06)%	to	(18.14)%
2021	248,772	$2.13	to	$1.51	$502,487	— %	0.55%	to	1.85%	8.41%	to	7.01%
VP Mod, Cl 4
2025	131,703	$2.44	to	$2.12	$301,279	— %	0.55%	to	1.45%	13.22%	to	12.20%
2024	149,082	$2.15	to	$1.89	$302,511	— %	0.55%	to	1.45%	8.11%	to	7.14%
2023	170,269	$1.99	to	$1.76	$320,952	— %	0.55%	to	1.45%	12.32%	to	11.32%
2022	191,236	$1.77	to	$1.58	$322,209	— %	0.55%	to	1.45%	(17.04)%	to	(17.78)%
2021	212,114	$2.14	to	$1.92	$432,673	— %	0.55%	to	1.45%	8.45%	to	7.47%
VP Ptnrs Core Bond, Cl 2
2025	1,358	$1.08	to	$0.99	$1,632	5.13%	0.65%	to	1.85%	6.58%	to	5.32%
2024	1,358	$1.02	to	$0.94	$1,536	3.42%	0.65%	to	1.85%	1.35%	to	0.14%
2023	1,280	$1.00	to	$0.94	$1,434	2.57%	0.65%	to	1.85%	5.37%	to	4.12%
2022	1,129	$0.95	to	$0.90	$1,204	1.48%	0.65%	to	1.85%	(4.38)%(5)	to	(15.18)%
2021	880	$1.28	to	$1.06	$1,093	1.20%	0.85%	to	1.85%	(2.25)%	to	(3.23)%
VP Ptnrs Core Eq, Cl 2
2025	312	$1.61	to	$3.30	$946	— %	0.65%	to	1.85%	12.40%	to	11.06%
2024	324	$1.43	to	$2.97	$903	— %	0.65%	to	1.85%	22.30%	to	20.83%
2023	316	$1.17	to	$2.46	$683	— %	0.65%	to	1.85%	23.63%	to	22.16%
2022	273	$0.95	to	$2.01	$403	— %	0.65%	to	1.85%	(5.67)%(5)	to	(19.06)%
2021	81	$3.73	to	$2.48	$291	— %	0.85%	to	1.85%	28.09%	to	26.81%
VP Ptnrs Core Eq, Cl 3
2025	263	$4.68	to	$4.04	$1,154	— %	0.55%	to	1.45%	12.65%	to	11.64%
2024	317	$4.16	to	$3.62	$1,240	— %	0.55%	to	1.45%	22.58%	to	21.48%
2023	377	$3.39	to	$2.98	$1,209	— %	0.55%	to	1.45%	23.87%	to	22.76%
2022	474	$2.74	to	$2.43	$1,231	— %	0.55%	to	1.45%	(17.89)%	to	(18.62)%
2021	530	$3.33	to	$2.98	$1,686	— %	0.55%	to	1.45%	28.63%	to	27.48%
VP Ptnrs Intl Core Eq, Cl 2
2025	1,177	$1.44	to	$1.51	$2,499	1.20%	0.65%	to	1.85%	23.74%	to	22.27%
2024	1,056	$1.16	to	$1.24	$1,802	0.97%	0.65%	to	1.85%	4.89%	to	3.63%
2023	777	$1.11	to	$1.19	$1,290	1.07%	0.65%	to	1.85%	16.59%	to	15.20%
2022	623	$0.95	to	$1.04	$893	1.69%	0.65%	to	1.85%	(4.64)%(5)	to	(21.11)%
2021	450	$1.84	to	$1.31	$811	1.56%	0.85%	to	1.85%	12.22%	to	11.10%
VP Ptnrs Intl Gro, Cl 2
2025	1,287	$1.21	to	$1.43	$2,558	0.49%	0.65%	to	1.85%	16.74%	to	15.35%
2024	1,358	$1.03	to	$1.24	$2,322	0.45%	0.65%	to	1.85%	(2.06)%	to	(3.22)%
2023	1,305	$1.06	to	$1.28	$2,302	0.24%	0.65%	to	1.85%	13.72%	to	12.36%
2022	1,292	$0.93	to	$1.14	$2,010	— %	0.65%	to	1.85%	(6.74)%(5)	to	(28.21)%
2021	1,278	$2.21	to	$1.59	$2,746	— %	0.85%	to	1.85%	9.40%	to	8.31%
VP Ptnrs Intl Val, Cl 2
2025	891	$1.58	to	$1.55	$1,687	2.63%	0.65%	to	1.85%	33.97%	to	32.38%
2024	1,013	$1.18	to	$1.17	$1,432	2.69%	0.65%	to	1.85%	3.63%	to	2.38%
 150 ■ RiverSource of New York Variable Annuity Account

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1),(4)
2023	1,245	$1.14	to	$1.14	$1,703	1.91%	0.65%	to	1.85%	16.21%	to	14.83%
2022	1,270	$0.98	to	$0.99	$1,500	2.10%	0.65%	to	1.85%	(1.67)%(5)	to	(13.37)%
2021	1,093	$1.39	to	$1.15	$1,479	1.97%	0.85%	to	1.85%	10.69%	to	9.60%
VP Ptnrs Sm Cap Gro, Cl 2
2025	423	$1.24	to	$1.96	$1,422	— %	0.65%	to	1.85%	7.17%	to	5.89%
2024	565	$1.16	to	$1.85	$1,781	— %	0.65%	to	1.85%	17.93%	to	16.52%
2023	643	$0.98	to	$1.59	$1,723	— %	0.65%	to	1.85%	6.24%	to	4.98%
2022	565	$0.92	to	$1.52	$1,424	— %	0.65%	to	1.85%	(9.37)%(5)	to	(30.43)%
2021	453	$3.71	to	$2.18	$1,623	— %	0.85%	to	1.85%	7.11%	to	6.04%
VP Ptnrs Sm Cap Val, Cl 2
2025	315	$1.21	to	$1.74	$884	— %	0.65%	to	1.85%	6.38%	to	5.11%
2024	339	$1.14	to	$1.65	$896	— %	0.65%	to	1.85%	7.00%	to	5.72%
2023	388	$1.06	to	$1.56	$960	— %	0.65%	to	1.85%	10.37%	to	9.05%
2022	333	$0.96	to	$1.43	$749	— %	0.65%	to	1.85%	(4.24)%(5)	to	(14.75)%
2021	285	$2.68	to	$1.68	$742	— %	0.85%	to	1.85%	22.71%	to	21.49%
VP Ptnrs Sm Cap Val, Cl 3
2025	546	$3.57	to	$2.63	$2,401	— %	0.55%	to	1.45%	6.62%	to	5.67%
2024	617	$3.35	to	$2.49	$2,511	— %	0.55%	to	1.45%	7.23%	to	6.27%
2023	694	$3.12	to	$2.34	$2,670	— %	0.55%	to	1.45%	10.65%	to	9.66%
2022	751	$2.82	to	$2.13	$2,611	— %	0.55%	to	1.45%	(13.54)%	to	(14.31)%
2021	839	$3.27	to	$2.49	$3,393	— %	0.55%	to	1.45%	23.21%	to	22.10%
VP US Flex Conserv Gro, Cl 2
2025	16,823	$1.40	to	$1.34	$24,270	— %	0.55%	to	1.85%	8.62%	to	7.22%
2024	18,891	$1.29	to	$1.25	$25,204	— %	0.55%	to	1.85%	8.81%	to	7.40%
2023	19,422	$1.18	to	$1.16	$23,909	— %	0.55%	to	1.85%	10.61%	to	9.19%
2022	20,016	$1.07	to	$1.07	$22,382	— %	0.55%	to	1.85%	(17.19)%	to	(18.26)%
2021	22,654	$1.29	to	$1.30	$30,735	— %	0.55%	to	1.85%	6.91%	to	5.53%
VP US Flex Gro, Cl 2
2025	138,690	$1.76	to	$1.79	$268,015	— %	0.55%	to	1.85%	10.46%	to	9.04%
2024	152,313	$1.59	to	$1.64	$267,540	— %	0.55%	to	1.85%	16.50%	to	14.99%
2023	160,487	$1.37	to	$1.43	$243,009	— %	0.55%	to	1.85%	16.16%	to	14.66%
2022	165,012	$1.18	to	$1.24	$216,056	— %	0.55%	to	1.85%	(19.17)%	to	(20.22)%
2021	164,863	$1.45	to	$1.56	$268,291	— %	0.55%	to	1.85%	14.87%	to	13.38%
VP US Flex Mod Gro, Cl 2
2025	85,143	$1.57	to	$1.55	$142,856	— %	0.55%	to	1.85%	9.50%	to	8.08%
2024	91,752	$1.44	to	$1.44	$141,195	— %	0.55%	to	1.85%	12.57%	to	11.11%
2023	99,118	$1.28	to	$1.29	$136,107	— %	0.55%	to	1.85%	13.24%	to	11.79%
2022	100,110	$1.13	to	$1.16	$121,920	— %	0.55%	to	1.85%	(17.99)%	to	(19.04)%
2021	100,979	$1.38	to	$1.43	$150,643	— %	0.55%	to	1.85%	10.86%	to	9.43%
WA Var Global Hi Yd Bond, Cl II
2025	487	$1.45	to	$1.23	$663	6.90%	0.55%	to	1.85%	9.34%	to	7.93%
2024	427	$1.32	to	$1.14	$532	6.15%	0.55%	to	1.85%	6.11%	to	4.73%
2023	447	$1.25	to	$1.09	$530	4.96%	0.55%	to	1.85%	9.36%	to	7.94%
2022	519	$1.14	to	$1.01	$565	5.65%	0.55%	to	1.85%	(14.34)%	to	(15.44)%
2021	651	$1.33	to	$1.19	$830	4.24%	0.55%	to	1.85%	0.49%	to	(0.81)%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

RiverSource of New York Variable Annuity Account ■ 151

(4)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the notated effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on May 2, 2022.
(6)	New subaccount operations commenced on May 3, 2021.
(7)	New subaccount operations commenced on April 28, 2023.
(8)	New subaccount operations commenced on April 26, 2024.
 152 ■ RiverSource of New York Variable Annuity Account

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2025 and 2024, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

www.pwc.com/us	PricewaterhouseCoopers LLP 45 South 7th Street, Suite 3400 Minneapolis, Minnesota 55402 (612) 596 6000

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2026

Riversource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2025	2024
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2025, $1,519,304; 2024, $1,545,537)	$1,445,880	$1,420,630
Mortgage loans, at amortized cost (allowance for credit losses: 2025, $316; 2024, $424)	116,775	130,826
Policy loans	62,715	60,538
Other investments	682	638
Total investments	1,626,052	1,612,632
Cash and cash equivalents	120,625	145,878
Market risk benefits	155,104	147,075
Reinsurance recoverables (allowance for credit losses: 2025, $3,200; 2024, $3,300)	214,436	195,919
Receivables	11,096	10,340
Accrued investment income	14,188	14,363
Deferred acquisition costs	154,783	161,696
Other assets	131,784	189,005
Separate account assets	4,767,199	4,634,856
Total assets	$7,195,267	$7,111,764

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,800,874	$1,843,572
Market risk benefits	21,487	26,470
Other liabilities	133,848	175,985
Separate account liabilities	4,767,199	4,634,856
Total liabilities	6,723,408	6,680,883
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	434,593	428,525
Accumulated other comprehensive income (loss), net of tax	(71,660)	(106,570)
Total shareholder’s equity	471,859	430,881
Total liabilities and shareholder’s equity	$7,195,267	$7,111,764

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2025	2024	2023
Revenues
Premiums	$18,713	$27,135	$21,413
Net investment income	79,877	82,817	84,585
Policy and contract charges	132,420	125,670	123,750
Other revenues	24,330	23,564	22,102
Net realized investment gains (losses)	(1,527)	(419)	187
Total revenues	253,813	258,767	252,037

Benefits and Expenses
Benefits, claims, losses and settlement expenses	45,366	51,316	48,540
Interest credited to fixed accounts	41,050	49,396	51,609
Remeasurement (gains) losses of future policy benefit reserves	1,204	(8,588)	2,003
Change in fair value of market risk benefits	50,518	26,843	45,118
Amortization of deferred acquisition costs	13,820	14,146	14,822
Other insurance and operating expenses	34,685	36,697	35,823
Total benefits and expenses	186,643	169,810	197,915
Pretax income (loss)	67,170	88,957	54,122
Income tax provision (benefit)	11,102	15,563	7,555
Net income	$56,068	$73,394	$46,567

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2025	2024	2023

Net income	$56,068	$73,394	$46,567
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	39,880	(23,676)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(6,092)	9,241	(6,125)
Effect of changes in instrument-specific credit risk on market risk benefits	1,122	(2,175)	(2,950)
Total other comprehensive income (loss), net of tax	34,910	(16,610)	32,600
Total comprehensive income (loss)	$90,978	$56,784	$79,167

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2023	$2,000	$106,926	$408,564	$(122,560)	$394,930
Net income	—	—	46,567	—	46,567
Other comprehensive income, net of tax	—	—	—	32,600	32,600
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2023	2,000	106,926	405,131	(89,960)	424,097
Net income	—	—	73,394	—	73,394
Other comprehensive loss, net of tax	—	—	—	(16,610)	(16,610)
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2024	2,000	106,926	428,525	(106,570)	430,881
Net income	—	—	56,068	—	56,068
Other comprehensive income, net of tax	—	—	—	34,910	34,910
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2025	$2,000	$106,926	$434,593	$(71,660)	$471,859

See Notes to Financial Statements.

Riversource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2025	2024	2023
Cash Flows from Operating Activities
Net income	$56,068	$73,394	$46,567
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	833	1,412	2,049
Deferred income tax (benefit) expense	13,955	14,880	(1,519)
Contractholder and policyholder charges, non-cash	(27,665)	(27,735)	(27,744)
(Gain) loss from equity method investments	(65)	(62)	(72)
Net realized investment (gains) losses	1,635	914	431
Impairments and provision for loan losses	(108)	(495)	(618)
Changes in operating assets and liabilities:
Deferred acquisition costs	6,913	5,237	7,105
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	(698)	(77,148)	(42,580)
Derivatives, net of collateral	(7,711)	1,897	(36,844)
Reinsurance recoverables	(13,131)	349	(4,765)
Receivables	(956)	(2,277)	553
Accrued investment income	175	1,013	(654)
Current income tax, net	(242)	(1,753)	(3,253)
Other, net	(41)	9,397	4,121
Net cash provided by (used in) operating activities	28,962	(977)	(57,223)

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	7,501	4,609	902
Maturities, sinking fund payments and calls	174,342	127,776	115,763
Purchases	(157,878)	(216)	(120,653)
Proceeds from maturities and repayments of mortgage loans	14,159	17,214	15,195
Funding of mortgage loans	—	(3,000)	(2,626)
Proceeds from sales of other investments	21	21	22
Change in policy loans, net	(2,177)	(6,923)	(2,824)
Net cash provided by (used in) investing activities	35,968	139,481	5,779

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	84,763	111,071	105,284
Net transfers from (to) separate accounts	(3,138)	(11,509)	(5,907)
Surrenders and other benefits	(121,680)	(122,035)	(132,933)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	2,600	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(2,600)	—
Cash received for purchased options with deferred premiums	—	—	10,823
Cash paid for purchased options with deferred premiums	(128)	(235)	(501)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(50,000)	(50,000)
Net cash provided by (used in) financing activities	(90,183)	(72,708)	(73,234)
Net increase (decrease) in cash and cash equivalents	(25,253)	65,796	(124,678)
Cash and cash equivalents at beginning of period	145,878	80,082	204,760
Cash and cash equivalents at end of period	$120,625	$145,878	$80,082

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through April 22, 2026, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s President and Chief Executive Officer utilizes the Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

See Note 6 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

RiverSource Life Insurance Co. of New York

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Co. of New York

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”). If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

RiverSource Life Insurance Co. of New York

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for IUL products.

Liabilities for fixed account values on variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees. Liabilities for IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 11 for information regarding variable annuity guarantees.

RiverSource Life Insurance Co. of New York

Embedded Derivatives

The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liability for future policy benefits for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC insurance policies and life contingent payout annuity policies as claims are incurred in the future. A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 9.

RiverSource Life Insurance Co. of New York

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

RiverSource Life Insurance Co. of New York

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024. The Company elected retrospective application and adopted the standard on January 1, 2025. The adoption of the standard did not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the financial statements on an annual and interim basis. The standard is to be applied prospectively and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is assessing changes to disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Financial Instruments — Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets, which allows all entities to apply a practical expedient when estimating expected credit losses that assumes current conditions as of the balance sheet date will remain unchanged over the asset’s remaining life. The standard is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those years. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations.

Intangibles — Internal-Use Software

In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, to clarify and modernize the accounting treatment for internal-use software costs by eliminating the use of the sequential software development project stages method and provide further guidance on when an entity is required to start capitalizing eligible costs. Under the new guidance, capitalization begins when both of the following occur: (a) management, with the relevant authority, implicitly or explicitly authorizes and commits to funding a computer software project and (b) it is probable that the project will be completed, and the software will be used to perform the function intended. The Company can elect prospective, retrospective, or modified retrospective adoption. The standard is effective for annual periods beginning after December 15, 2027, and interim reporting periods within those years. The Company is evaluating the impact of the standard on its financial condition and results of operations.

Financial Instruments — Credit Losses: Purchased Loans

In November 2025, the FASB issued ASU 2025-08, Purchased Loans, which amends the accounting for certain acquired seasoned loans to require recognizing them at their purchase price plus an allowance for expected credit losses (referred to as the gross-up method). The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its financial condition and results of operations.

Derivatives and Hedging — Hedge Accounting Improvements

In November 2025, the FASB issued ASU 2025-09, Hedge Accounting Improvements, to make targeted changes within the hedge accounting model. The updates primarily relate to cash flow hedges and certain fair value and net investment hedges. The standard is effective for annual periods beginning after December 15, 2026, including interim periods within those years, and must be applied prospectively. The Company is evaluating the impact of this standard on its financial condition and results of operations.

RiverSource Life Insurance Co. of New York

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,570	$9,678	$9,193
Unaffiliated	1,040	996	850
Total	10,610	10,674	10,043
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,460	2,498	2,317
Unaffiliated	1,213	1,172	1,029
	3,673	3,670	3,346
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”))	20,240	19,527	18,482
Unaffiliated	285	272	230
	20,525	19,799	18,712
Total	24,198	23,469	22,058
Total revenue from contracts with customers	34,808	34,143	32,101
Revenue from other sources(1)	219,005	224,624	219,936
Total revenues	$253,813	$258,767	$252,037

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.4 million and $3.2 million as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2025
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
Corporate debt securities	$915,381	$21,506	$(55,163)	$881,724
Residential mortgage backed securities	284,339	806	(30,120)	255,025
Commercial mortgage backed securities	232,459	57	(14,854)	217,662
State and municipal obligations	67,798	4,800	(315)	72,283
Asset backed securities	18,579	466	(701)	18,344
Foreign government bonds and obligations	528	91	—	619
U.S. government and agency obligations	220	3	—	223
Total	$1,519,304	$27,729	$(101,153)	$1,445,880

	December 31, 2024
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
Corporate debt securities	$902,842	$14,151	$(75,598)	$841,395
Residential mortgage backed securities	264,471	146	(40,511)	224,106
Commercial mortgage backed securities	283,246	—	(25,417)	257,829
State and municipal obligations	69,925	3,528	(446)	73,007
Asset backed securities	24,305	544	(1,359)	23,490
Foreign government bonds and obligations	531	54	—	585
U.S. government and agency obligations	217	1	—	218
Total	$1,545,537	$18,424	$(143,331)	$1,420,630

As of December 31, 2025 and 2024, accrued interest of $13.8 million and $13.9 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2025 and 2024, fixed maturity securities comprised approximately 89% and 88%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2025 and 2024, $4.9 million and $9.4 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2025			December 31, 2024
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$261,858	$247,062	17%	$295,791	$270,009	19%
AA	319,545	296,261	21	321,502	285,980	20
A	266,064	261,977	18	187,262	181,984	13
BBB	641,660	612,782	42	707,754	651,579	46
Below investment grade	30,177	27,798	2	33,228	31,078	2
Total fixed maturities	$1,519,304	$1,445,880	100%	$1,545,537	$1,420,630	100%

As of December 31, 2025 and 2024, approximately 76% and 74% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities, respectively. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2025 and 2024.

RiverSource Life Insurance Co. of New York

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2025
	Less than 12 Months			12 Months or More			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	17	$62,861	$(4,605)	133	$497,497	$(50,558)	150	$560,358	$(55,163)
Residential mortgage backed securities	1	297	(1)	56	204,887	(30,119)	57	205,184	(30,120)
Commercial mortgage backed securities	—	—	—	69	209,765	(14,854)	69	209,765	(14,854)
State and municipal obligations	2	1,280	(34)	6	4,319	(281)	8	5,599	(315)
Asset backed securities	—	—	—	8	16,368	(701)	8	16,368	(701)
Total	20	$64,438	$(4,640)	272	$932,836	$(96,513)	292	$997,274	$(101,153)

	December 31, 2024
	Less than 12 Months			12 Months or More			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	45	$160,846	$(7,630)	151	$515,598	$(67,968)	196	$676,444	$(75,598)
Residential mortgage backed securities	2	2,242	(94)	56	215,835	(40,417)	58	218,077	(40,511)
Commercial mortgage backed securities	—	—	—	86	257,829	(25,417)	86	257,829	(25,417)
State and municipal obligations	5	3,860	(63)	9	6,372	(383)	14	10,232	(446)
Asset backed securities	—	—	—	9	18,493	(1,359)	9	18,493	(1,359)
Total	52	$166,948	$(7,787)	311	$1,014,127	$(135,544)	363	$1,181,075	$(143,331)

As part of the Company’s ongoing monitoring process, management determined that the decrease in total gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2025 is primarily attributable to interest rate movements and tightening of credit spreads. As of December 31, 2025, the Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2025 and 2024, approximately 92% and 93%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2023	$572
Additions for which credit losses were not previously recorded	365
Reductions for securities sold during the period (realized)	(458)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(114)
Balance at December 31, 2023	365
Reductions for securities sold during the period (realized)	(389)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	24
Balance at December 31, 2024	—
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—
Balance at December 31, 2025	$—

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Gross realized investment gains	$757	$403	$93
Gross realized investment losses	(2,392)	(1,317)	(524)
Credit reversals (losses)	—	365	207
Total	$(1,635)	$(549)	$(224)

RiverSource Life Insurance Co. of New York

For the year ended December 31, 2024, net credit reversals primarily related to the sale of a previously impaired corporate debt security in the communications industry. For the year ended December 31, 2023, net credit reversals primarily related to the reversal of a previously recorded allowance for credit losses due to the sale of a corporate debt security in the communications industry partially offset by recording an allowance for credit losses of another corporate debt security in the communications industry.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2025 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$37,063	$36,883
Due after one year through five years	136,629	131,741
Due after five years through 10 years	218,565	204,045
Due after 10 years	591,670	582,180
	983,927	954,849
Residential mortgage backed securities	284,339	255,025
Commercial mortgage backed securities	232,459	217,662
Asset backed securities	18,579	18,344
Total	$1,519,304	$1,445,880

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Available-for-Sale securities	$64,083	$65,545	$66,737
Mortgage loans	5,087	5,649	6,080
Other investments	12,130	13,094	13,384
	81,300	84,288	86,201
Less: investment expenses	1,423	1,471	1,616
Total	$79,877	$82,817	$84,585

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Fixed maturities	$(1,635)	$(549)	$(224)
Mortgage loans	108	130	411
Total	$(1,527)	$(419)	$187

6. FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at January 1, 2023	$965
Provisions	(411)
Balance at December 31, 2023	554
Provisions	(130)
Balance at December 31, 2024	424
Provisions	(108)
Balance at December 31, 2025	$316

As of December 31, 2025 and 2024, accrued interest on mortgage loans was $387 thousand and $432 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

RiverSource Life Insurance Co. of New York

Credit Quality Information

There were no nonperforming loans as of both December 31, 2025 and 2024.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. There were no mortgage loans which management has assigned its highest risk rating as of both December 31, 2025 and 2024. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no mortgage loans past due as of both December 31, 2025 and 2024.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2025
(in thousands)	2025	2024	2023	2022	2021	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	—	—	—	—
60% – 80%	—	2,932	—	5,144	—	7,137	15,213
40% – 60%	—	—	—	2,620	2,333	18,603	23,556
<40%	—	—	1,306	—	2,777	74,239	78,322
Total	$—	$2,932	$1,306	$7,764	$5,110	$99,979	$117,091

	December 31, 2024
(in thousands)	2024	2023	2022	2021	2020	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	—	—	—	—
60% – 80%	2,987	—	4,111	—	5,418	5,108	17,624
40% – 60%	—	—	2,755	2,384	6,366	28,864	40,369
<40%	—	1,414	1,100	2,881	8,324	59,538	73,257
Total	$2,987	$1,414	$7,966	$5,265	$20,108	$93,510	$131,250

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2025	2024	2025	2024
East North Central	$9,864	$10,463	8%	8%
East South Central	4,121	4,520	4	3
Middle Atlantic	14,388	15,236	12	12
Mountain	11,335	15,563	10	12
New England	3,233	3,382	3	3
Pacific	36,974	41,816	32	32
South Atlantic	24,835	26,828	21	20
West North Central	7,442	8,202	6	6
West South Central	4,899	5,240	4	4
Total	$117,091	$131,250	100%	100%

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2025	2024	2025	2024
Apartments	$38,002	$42,598	32%	33%
Industrial	22,212	23,951	19	18
Mixed use	5,260	5,575	4	4
Office	11,255	16,088	10	12
Retail	32,613	34,710	28	27
Other	7,749	8,328	7	6
Total	$117,091	$131,250	100%	100%

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2025	$101,018	$2,102	$5,484	$29,889	$16,901
Capitalization of acquisition costs	3,068	—	19	3,366	184
Amortization	(8,574)	(403)	(412)	(2,482)	(1,253)
Balance at December 31, 2025	$95,512	$1,699	$5,091	$30,773	$15,832

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2025	$71	$577	$783	$4,871	$161,696
Capitalization of acquisition costs	—	92	(14)	192	6,907
Amortization	(8)	(40)	(61)	(587)	(13,820)
Balance at December 31, 2025	$63	$629	$708	$4,476	$154,783

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2024	$105,559	$2,569	$5,897	$28,611	$17,858
Capitalization of acquisition costs	4,264	—	23	3,693	355
Amortization	(8,805)	(467)	(436)	(2,415)	(1,312)
Balance at December 31, 2024	$101,018	$2,102	$5,484	$29,889	$16,901

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$79	$264	$807	$5,289	$166,933
Capitalization of acquisition costs	—	340	39	195	8,909
Amortization	(8)	(27)	(63)	(613)	(14,146)
Balance at December 31, 2024	$71	$577	$783	$4,871	$161,696

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in DSIC:

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2025	$5,366	$624	$5,990
Amortization	(540)	(119)	(659)
Balance at December 31, 2025	$4,826	$505	$5,331

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$5,950	$771	$6,721
Amortization	(584)	(147)	(731)
Balance at December 31, 2024	$5,366	$624	$5,990

8. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only, which are about 91% of the Company’s total in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2025 and 2024, traditional life and UL insurance policies in force were $11.2 billion, of which $7.8 billion and $7.9 billion as of December 31, 2025 and 2024, respectively, were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Direct premiums	$29,504	$37,884	$32,254
Reinsurance ceded	(10,791)	(10,749)	(10,841)
Net premiums	$18,713	$27,135	$21,413

Policy and contract charges are presented on the Statements of Income net of $12.4 million, $11.6 million and $11.0 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2025, 2024 and 2023, respectively.

The amount of claims recovered through reinsurance on all contracts was $25.4 million, $20.3 million and $22.6 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Reinsurance recoverables include approximately $152.1 million and $146.7 million related to LTC risk ceded to Genworth as of December 31, 2025 and 2024, respectively.

Policyholder account balances, future policy benefits and claims include $880 thousand and $981 thousand related to previously assumed reinsurance arrangements as of December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

9. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2025	2024
Policyholder account balances
Policyholder account balances	$1,201,148	$1,266,039
Future policy benefits
Reserve for future policy benefits	462,888	452,282
Deferred profit liability	8,603	8,412
Additional liabilities for insurance guarantees	105,216	93,655
Other insurance and annuity liabilities	10,561	14,399
Total future policy benefits	587,268	568,748
Policy claims and other policyholders’ funds	12,458	8,785
Total policyholder account balances, future policy benefits and claims	$1,800,874	$1,843,572

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB and GMIB provisions. See Note 2 and Note 11 for information regarding the Company’s variable annuity guarantees. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

RiverSource Life Insurance Co. of New York

The balances of and changes in policyholder account balances were as follows:

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2025	$222,195	$637,027	$25,773	$83,432
Contract deposits	2,224	5,905	3,702	8,127
Policy charges	(1,086)	(3)	—	(11,700)
Surrenders and other benefits	(28,039)	(75,896)	(5,648)	(3,570)
Net transfer from (to) separate account liabilities	(597)	—	—	—
Interest credited	6,814	24,301	798	2,738
Balance at December 31, 2025	$201,511	$591,334	$24,625	$79,027
Weighted-average crediting rate	3.3%	4.1%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$543,791
Cash surrender value(1)	$198,910	$591,002	N/A	$70,865

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$103,241	$170,458	$23,913	$1,266,039
Contract deposits	11,133	12,568	—	43,659
Policy charges	(6,120)	(8,754)	(2)	(27,665)
Surrenders and other benefits	(7,585)	(4,004)	(3,090)	(127,832)
Net transfer from (to) separate account liabilities	(2,541)	—	—	(3,138)
Interest credited	4,066	10,559	809	50,085
Balance at December 31, 2025	$102,194	$180,827	$21,630	$1,201,148
Weighted-average crediting rate	4.0%	3.0%	4.0%
Net amount at risk	$3,029,480	$881,499	$9,168
Cash surrender value(1)	$68,684	$160,202	$15,769

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2024	$251,056	$677,635	$25,052	$87,208
Contract deposits	5,145	6,120	6,530	8,859
Policy charges	(776)	(26)	—	(12,182)
Surrenders and other benefits	(36,893)	(72,274)	(6,642)	(3,427)
Net transfer from (to) separate account liabilities	(3,807)	—	—	—
Interest credited	7,470	25,572	833	2,974
Balance at December 31, 2024	$222,195	$637,027	$25,773	$83,432
Weighted-average crediting rate	3.2%	4.0%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$569,918
Cash surrender value(1)	$219,310	$636,172	N/A	$74,110

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$97,977	$159,277	$24,481	$1,322,686
Contract deposits	19,468	13,651	—	59,773
Policy charges	(6,339)	(8,412)	—	(27,735)
Surrenders and other benefits	(4,086)	(3,355)	(1,466)	(128,143)
Net transfer from (to) separate account liabilities	(7,702)	—	—	(11,509)
Interest credited	3,923	9,297	898	50,967
Balance at December 31, 2024	$103,241	$170,458	$23,913	$1,266,039
Weighted-average crediting rate	4.0%	2.3%	4.0%
Net amount at risk	$3,021,978	$917,731	$9,876
Cash surrender value(1)	$70,021	$147,686	$18,280

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

RiverSource Life Insurance Co. of New York

Refer to Note 11 for the net amount at risk for market risk benefits associated with variable annuities. Fixed and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2025 and 2024 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

	December 31, 2025
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$257	$5,177	$10,067	$5,011	$—	$20,512
	2% – 2.99%	4,337	—	—	—	—	4,337
	3% – 3.99%	90,452	—	—	—	—	90,452
	4% – 5.00%	81,371	—	—	—	—	81,371
	Total	$176,417	$5,177	$10,067	$5,011	$—	$196,672
Fixed annuities	1% – 1.99%	$5	$9,760	$8,292	$7,924	$3,641	$29,622
	2% – 2.99%	300	291	14	—	—	605
	3% – 3.99%	241,445	27	—	—	—	241,472
	4% – 5.00%	319,451	—	—	—	—	319,451
	Total	$561,201	$10,078	$8,306	$7,924	$3,641	$591,150
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,309	205	849	153	55	4,571
	3% – 3.99%	43,971	43	279	750	—	45,043
	4% – 5.00%	27,068	179	10	—	—	27,257
	Total	$74,348	$427	$1,138	$903	$55	$76,871
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$—	$223	$102	$1,943	$2,268
	2% – 2.99%	58	786	288	31	744	1,907
	3% – 3.99%	5,084	27	155	772	—	6,038
	4% – 5.00%	39,149	905	—	—	—	40,054
	Total	$44,291	$1,718	$666	$905	$2,687	$50,267
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$—	$—	$202	$202
	2% – 2.99%	—	—	—	10,898	—	10,898
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$—	$—	$—	$10,898	$202	$11,100
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	15,690	—	—	—	—	15,690
	Total	$15,690	$—	$—	$—	$—	$15,690
Total	1% – 1.99%	$262	$14,937	$18,582	$13,037	$5,786	$52,604
	2% – 2.99%	8,004	1,282	1,151	11,082	799	22,318
	3% – 3.99%	380,952	97	434	1,522	—	383,005
	4% – 5.00%	482,729	1,084	10	—	—	483,823
	Total	$871,947	$17,400	$20,177	$25,641	$6,585	$941,750
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

	December 31, 2024
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$2,059	$9,655	$7,152	$5,074	$126	$24,066
	2% – 2.99%	4,904	—	—	—	—	4,904
	3% – 3.99%	102,364	67	—	—	—	102,431
	4% – 5.00%	85,029	—	—	—	—	85,029
	Total	$194,356	$9,722	$7,152	$5,074	$126	$216,430
Fixed annuities	1% – 1.99%	$6,132	$12,131	$13,918	$6,307	$3,114	$41,602
	2% – 2.99%	572	105	13	—	—	690
	3% – 3.99%	267,561	148	—	—	—	267,709
	4% – 5.00%	326,709	—	—	—	—	326,709
	Total	$600,974	$12,384	$13,931	$6,307	$3,114	$636,710
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,389	148	743	7	44	4,331
	3% – 3.99%	45,770	45	254	659	—	46,728
	4% – 5.00%	29,958	179	11	—	—	30,148
	Total	$79,117	$372	$1,008	$666	$44	$81,207
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$—	$244	$104	$1,667	$2,015
	2% – 2.99%	376	803	—	33	452	1,664
	3% – 3.99%	5,637	32	93	692	—	6,454
	4% – 5.00%	42,983	564	—	—	—	43,547
	Total	$48,996	$1,399	$337	$829	$2,119	$53,680
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$376	$128	$—	$504
	2% – 2.99%	—	9,783	—	—	—	9,783
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$—	$9,783	$376	$128	$—	$10,287
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	18,207	—	—	—	—	18,207
	Total	$18,207	$—	$—	$—	$—	$18,207
Total	1% – 1.99%	$8,191	$21,786	$21,690	$11,613	$4,907	$68,187
	2% – 2.99%	9,241	10,839	756	40	496	21,372
	3% – 3.99%	421,332	292	347	1,351	—	423,322
	4% – 5.00%	502,886	743	11	—	—	503,640
	Total	$941,650	$33,660	$22,804	$13,004	$5,403	$1,016,521
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
> 12 months to 24 months		—	—	—	—	—	—
> 24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2025	$—	$35,346	$4,941	$48,273	$88,560
Beginning balance at original discount rate	—	38,026	5,185	48,223	91,434
Effect of changes in cash flow assumptions	—	2,380	(990)	(1,877)	(487)
Effect of actual variances from expected experience	—	(2,150)	(466)	2,508	(108)
Adjusted beginning of year balance	$—	$38,256	$3,729	$48,854	$90,839
Issuances	6,925	3,684	625	—	11,234
Interest accrual	23	1,867	224	2,430	4,544
Net premiums collected	(6,948)	(3,566)	(422)	(5,331)	(16,267)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$40,241	$4,156	$45,953	$90,350
Effect of changes in discount rate assumptions	—	(1,734)	(60)	1,283	(511)
Balance at December 31, 2025	$—	$38,507	$4,096	$47,236	$89,839

Present Value of Future Policy Benefits:
Balance at January 1, 2025	$67,569	$73,570	$30,612	$369,035	$540,786
Beginning balance at original discount rate	71,941	76,041	29,825	373,901	551,708
Effect of changes in cash flow assumptions	(67)	1,374	(1,550)	(1,077)	(1,320)
Effect of actual variances from expected experience	(169)	(3,773)	(651)	6,205	1,612
Adjusted beginning of year balance	$71,705	$73,642	$27,624	$379,029	$552,000
Issuances	6,925	3,655	626	—	11,206
Interest accrual	3,227	4,139	1,745	19,493	28,604
Benefit payments	(9,632)	(3,971)	(2,597)	(26,977)	(43,177)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$72,225	$77,465	$27,398	$371,545	$548,633
Effect of changes in discount rate assumptions	(2,178)	(821)	1,500	5,473	3,974
Balance at December 31, 2025	$70,047	$76,644	$28,898	$377,018	$552,607
Adjustment due to reserve flooring	$—	$120	$—	$—	$120

Net liability for future policy benefits	$70,047	$38,257	$24,802	$329,782	$462,888
Less: reinsurance recoverable	—	27,925	656	151,580	180,161
Net liability for future policy benefits, after reinsurance recoverable	$70,047	$10,332	$24,146	$178,202	$282,727
Discounted expected future gross premiums	$—	$100,961	$42,652	$53,924	$197,537
Expected future gross premiums	$—	$163,067	$59,642	$71,659	$294,368
Expected future benefit payments	$102,492	$129,035	$44,830	$609,740	$886,097
Weighted average interest accretion rate	4.5%	6.2%	6.5%	5.2%
Weighted average discount rate	5.0%	5.4%	5.2%	5.3%
Weighted average duration of liability (in years)	6	7	6	8

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products

Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$34,522	$7,836	$48,489	$90,847
Beginning balance at original discount rate	—	35,649	7,720	47,397	90,766
Effect of changes in cash flow assumptions	—	3,237	(1,939)	4,830	6,128
Effect of actual variances from expected experience	—	(2,229)	(837)	(409)	(3,475)
Adjusted beginning of year balance	$—	$36,657	$4,944	$51,818	$93,419
Issuances	13,729	3,071	553	—	17,353
Interest accrual	53	1,788	309	2,512	4,662
Net premiums collected	(13,782)	(3,490)	(621)	(6,107)	(24,000)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$38,026	$5,185	$48,223	$91,434
Effect of changes in discount rate assumptions	—	(2,680)	(244)	50	(2,874)
Balance at December 31, 2024	$—	$35,346	$4,941	$48,273	$88,560

Present Value of Future Policy Benefits:
Balance at January 1, 2024	$64,261	$74,238	$37,113	$395,386	$570,998
Beginning balance at original discount rate	67,270	73,159	34,643	383,284	558,356
Effect of changes in cash flow assumptions	(1,352)	3,921	(3,096)	(1,924)	(2,451)
Effect of actual variances from expected experience	(1,387)	(2,563)	(1,481)	(2,519)	(7,950)
Adjusted beginning of year balance	$64,531	$74,517	$30,066	$378,841	$547,955
Issuances	13,729	3,061	552	—	17,342
Interest accrual	3,152	4,132	1,916	19,949	29,149
Benefit payments	(9,471)	(5,669)	(2,709)	(24,889)	(42,738)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$71,941	$76,041	$29,825	$373,901	$551,708
Effect of changes in discount rate assumptions	(4,372)	(2,471)	787	(4,866)	(10,922)
Balance at December 31, 2024	$67,569	$73,570	$30,612	$369,035	$540,786

Adjustment due to reserve flooring	$—	$56	$—	$—	$56

Net liability for future policy benefits	$67,569	$38,280	$25,671	$320,762	$452,282
Less: reinsurance recoverable	—	27,679	718	146,132	174,529
Net liability for future policy benefits, after reinsurance recoverable	$67,569	$10,601	$24,953	$174,630	$277,753
Discounted expected future gross premiums	$—	$82,293	$43,468	$57,490	$183,251
Expected future gross premiums	$—	$136,563	$62,172	$79,143	$277,878
Expected future benefit payments	$101,241	$126,924	$49,284	$626,799	$904,248

Weighted average interest accretion rate	4.5%	6.2%	6.5%	5.4%
Weighted average discount rate	5.4%	5.7%	5.6%	5.6%

Weighted average duration of liability (in years)	6	6	7	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2025 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates offset by updates to LTC mortality assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increases and decreased disability income insurance claim incidence rates.

RiverSource Life Insurance Co. of New York

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2025	$88,098	$5,557	$—	$93,655
Interest accrual	2,807	400	23	3,230
Benefit accrual	9,336	560	183	10,079
Benefit payments	(4,657)	(691)	(474)	(5,822)
Effect of actual variances from expected experience	2,026	105	420	2,551
Impact of change in net unrealized (gains) losses on securities	1,185	47	291	1,523
Balance at December 31, 2025	$98,795	$5,978	$443	$105,216
Weighted average interest accretion rate	2.9%	6.8%	3.7%
Weighted average discount rate	3.1%	7.1%	4.0%
Weighted average duration of reserves (in years)	9	8	7

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$80,639	$5,509	$217	$86,365
Interest accrual	2,550	379	22	2,951
Benefit accrual	9,648	424	241	10,313
Benefit payments	(3,541)	(352)	(231)	(4,124)
Effect of actual variances from expected experience	(91)	(352)	(65)	(508)
Impact of change in net unrealized (gains) losses on securities	(1,107)	(51)	(184)	(1,342)
Balance at December 31, 2024	$88,098	$5,557	$—	$93,655
Weighted average interest accretion rate	3.0%	6.7%	3.9%
Weighted average discount rate	3.2%	7.0%	4.1%
Weighted average duration of reserves (in years)	9	7	7

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2025		2024
(in thousands)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$7,284	$3,204	$15,122	$3,099
Term and whole life insurance	9,569	2,272	9,366	2,344
Disability income insurance	6,126	1,521	6,354	1,607
Long term care insurance	6,525	17,063	7,042	17,437
Total	$29,504	$24,060	$37,884	$24,487

The following tables summarize the balances of and changes in unearned revenue:

(in thousands)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2025	$97	$11,564	$22,279	$33,940
Deferral of revenue	11	3,842	3,681	7,534
Amortization	(13)	(963)	(1,830)	(2,806)
Balance at December 31, 2025	$95	$14,443	$24,130	$38,668
Balance at January 1, 2024	$98	$9,038	$20,154	$29,290
Deferral of revenue	12	3,285	3,780	7,077
Amortization	(13)	(759)	(1,655)	(2,427)
Balance at December 31, 2024	$97	$11,564	$22,279	$33,940

RiverSource Life Insurance Co. of New York

10. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2025	$4,083,723	$551,133	$4,634,856
Premiums and deposits	86,438	27,776	114,214
Policy charges	(77,675)	(20,341)	(98,016)
Surrenders and other benefits	(468,025)	(20,406)	(488,431)
Investment return	520,921	82,706	603,627
Net transfer from (to) general account	545	469	1,014
Other charges	(64)	(1)	(65)
Balance at December 31, 2025	$4,145,863	$621,336	$4,767,199
Cash surrender value	$4,063,004	$587,451	$4,650,455

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$4,018,325	$496,999	$4,515,324
Premiums and deposits	112,608	28,088	140,696
Policy charges	(80,105)	(19,541)	(99,646)
Surrenders and other benefits	(424,604)	(24,446)	(449,050)
Investment return	454,577	68,658	523,235
Net transfer from (to) general account	2,982	1,377	4,359
Other charges	(60)	(2)	(62)
Balance at December 31, 2024	$4,083,723	$551,133	$4,634,856
Cash surrender value	$3,989,419	$521,592	$4,511,011

11. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table summarizes the balances of and changes in market risk benefits:

	Years Ended December 31,
(in thousands, except age)	2025	2024	2023
Balance at beginning of period	$(120,605)	$(47,475)	$4,137
Issuances	—	—	3
Interest accrual and time decay	(10,735)	(9,164)	(8,114)
Reserve increase from attributed fees collected	41,880	43,501	43,343
Reserve release for benefit payments and derecognition	(145)	(297)	(1,878)
Effect of changes in interest rates and bond markets	(4,912)	(53,866)	(19,266)
Effect of changes in equity markets and subaccount performance	(49,488)	(64,842)	(69,222)
Effect of changes in equity index volatility	5,092	3,339	(4,254)
Actual policyholder behavior different from expected behavior	2,147	1,653	(2,579)
Effect of changes in future expected assumptions	4,570	3,793	6,621
Effect of changes in the instrument-specific credit risk on market risk benefits	(1,421)	2,753	3,734
Balance at end of period	$(133,617)	$(120,605)	$(47,475)
Reconciliation of the gross balances in an asset or liability position:
Asset position	$155,104	$147,075	$94,641
Liability position	(21,487)	(26,470)	(47,166)
Net asset (liability) position	$133,617	$120,605	$47,475
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$5,595	$19,210	$58,245
Living benefits	$23,729	$38,955	$54,321
Composite (greater of)	$29,119	$55,956	$107,200

Weighted average attained age of contractholders	68	68	67

Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(59,507)	$(118,760)	$(96,583)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$(1,226)	$2,866	$3,742

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2025
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(133,617)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.9%
			Surrender rate(2)	0.5%	–	53.4%	4.3%
			Market volatility(3)	0.0%	–	24.9%	11.2%
			Nonperformance risk(4)	65 bps			65 bps
			Mortality rate(5)	0.0%	–	39.2%	2.0%

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(120,605)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.6%
			Surrender rate(2)	0.4%	–	39.4%	3.9%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65 bps
			Mortality rate(5)	0.0%	–	37.4%	1.8%

RiverSource Life Insurance Co. of New York

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2025 and 2024, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2025

•	Updates to surrender assumptions resulted in a decrease to pretax income of $3.3 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $678 thousand.

Year ended December 31, 2024

•	Updates to surrender assumptions resulted in a decrease to pretax income of $2.3 million.

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $994 thousand.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

12. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$870,864	$10,860	$881,724
Residential mortgage backed securities	—	255,025	—	255,025
Commercial mortgage backed securities	—	217,662	—	217,662
State and municipal obligations	—	72,283	—	72,283
Asset backed securities	—	18,344	—	18,344
Foreign government bonds and obligations	—	619	—	619
U.S. government and agency obligations	223	—	—	223
Total Available-for-Sale securities	223	1,434,797	10,860	1,445,880
Cash equivalents	—	120,449	—	120,449
Market risk benefits	—	—	155,104	155,104	(1)
Other assets:
Interest rate derivative contracts	204	1,516	—	1,720
Equity derivative contracts	3,323	81,434	—	84,757
Foreign exchange derivative contracts	50	—	—	50
Total other assets	3,577	82,950	—	86,527
Separate account assets at net asset value (“NAV”)				4,767,199	(2)
Total assets at fair value	$3,800	$1,638,196	$165,964	$6,575,159

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$61,894	$61,894
Total policyholder account balances, future policy benefits and claims	—	—	61,894	61,894	(3)
Market risk benefits	—	—	21,487	21,487	(1)
Other liabilities:
Interest rate derivative contracts	—	1,858	—	1,858
Equity derivative contracts	182	52,228	—	52,410
Total other liabilities	182	54,086	—	54,268
Total liabilities at fair value	$182	$54,086	$83,381	$137,649

RiverSource Life Insurance Co. of New York

	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$826,806	$14,589	$841,395
Residential mortgage backed securities	—	224,106	—	224,106
Commercial mortgage backed securities	—	257,829	—	257,829
State and municipal obligations	—	73,007	—	73,007
Asset backed securities	—	23,490	—	23,490
Foreign government bonds and obligations	—	585	—	585
U.S. government and agency obligations	218	—	—	218
Total Available-for-Sale securities	218	1,405,823	14,589	1,420,630
Cash equivalents	—	145,762	—	145,762
Market risk benefits	—	—	147,075	147,075	(1)
Other assets:
Interest rate derivative contracts	79	1,712	—	1,791
Equity derivative contracts	2,011	115,824	—	117,835
Foreign exchange derivative contracts	189	426	—	615
Total other assets	2,279	117,962	—	120,241
Separate account assets at NAV				4,634,856	(2)
Total assets at fair value	$2,497	$1,669,547	$161,664	$6,468,564

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$59,724	$59,724
Total policyholder account balances, future policy benefits and claims	—	—	59,724	59,724	(3)
Market risk benefits	—	—	26,470	26,470	(1)
Other liabilities:
Interest rate derivative contracts	—	2,229	—	2,229
Equity derivative contracts	202	45,911	—	46,113
Total other liabilities	202	48,140	—	48,342
Total liabilities at fair value	$202	$48,140	$86,194	$134,536

(1)

See Note 11 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $6.5 million cumulative decrease to the embedded derivatives as of both December 31, 2025 and 2024.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2025	$14,589		$(59,724)
Total gains (losses) included in:
Net income	(60	)(1)	(12,945	)(2)
Other comprehensive income (loss)	379		—
Issues	—		1,765
Settlements	(4,048)		9,010
Balance at December 31, 2025	$10,860		$(61,894)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2025	$(60	)(1)	$(12,945	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2025	$346		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2024	$23,276		$(50,529)
Total gains (losses) included in:
Net income	(58	)(1)	(17,910	)(2)
Other comprehensive income (loss)	410		—
Issues	—		(257)
Settlements	(9,039)		8,972
Balance at December 31, 2024	$14,589		$(59,724)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2024	$(58	)(1)	$(17,910	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2024	$249		$—

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2023	$29,372		$(42,382)
Total gains (losses) included in:
Net income	(68	)(1)	(13,670	)(2)
Other comprehensive income (loss)	585		—
Purchases	419		—
Issues	—		(2,453)
Settlements	(7,032)		7,976
Balance at December 31, 2023	$23,276		$(50,529)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2023	$(68	)(1)	$(13,670	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2023	$511		$—

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(1.1) million, $(454) thousand and $20 thousand, net of the reinsurance accrual, for the years ended December 31, 2025, 2024 and 2023, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2025
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$10,836	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.9%	–	1.4%	1.1%
IUL embedded derivatives	$61,894	Discounted cash flow	Nonperformance risk(2)	65 bps			65 bps

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$14,560	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.6%	1.3%
IUL embedded derivatives	$59,724	Discounted cash flow	Nonperformance risk(2)	65 bps			65 bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the U.S. Treasury curve.

RiverSource Life Insurance Co. of New York

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2025 and 2024. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

RiverSource Life Insurance Co. of New York

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption, IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2025 and 2024. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2025 and 2024, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2025
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$116,775	$—	$—	$111,667	$111,667
Policy loans	62,715	—	62,715	—	62,715

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$618,385	$—	$—	$572,904	$572,904
Separate account liabilities — investment contracts	3,163	—	3,163	—	3,163

	December 31, 2024
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$130,826	$—	$—	$120,595	$120,595
Policy loans	60,538	—	60,538	—	60,538

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$665,141	$—	$—	$636,395	$636,395
Separate account liabilities — investment contracts	3,358	—	3,358	—	3,358

See Note 6 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 9 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

13. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

RiverSource Life Insurance Co. of New York

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $21.9 million, $22.6 million and $23.0 million for the years ended December 31, 2025, 2024 and 2023, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal and various state income tax returns of Ameriprise Financial. The net amount due from Ameriprise Financial for income taxes was $1.6 million and $1.3 million as of December 31, 2025 and 2024, respectively, which is reflected in Other assets.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% and an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department’s non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2025 and 2024.

Dividends or Distributions

During each of the years ended December 31, 2025, 2024 and 2023, the Company paid cash dividends or distributions of $50 million to RiverSource Life. For dividends or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2025 and 2024, application of these New York prescribed practices which deviate from the NAIC requirements resulted in an increase of $11.7 million and a decrease of $469 thousand to the Company’s net income, respectively, and a decrease to the Company’s statutory surplus of $64.8 million and $76.5 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of: (i) 10% of statutory surplus as of the immediately preceding year end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $83.4 million, $83.8 million and $66.6 million for the years ended December 31, 2025, 2024 and 2023, respectively.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Net Income
Net income, per accompanying GAAP financial statements	$56,068	$73,394	$46,567
Net income (loss), SAP basis(1)	86,956	(17,477)	60,310
Difference	$(30,888)	$90,871	$(13,743)

	December 31,
(in thousands)	2025	2024
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$471,859	$430,881
Capital and surplus, SAP basis(2)	215,821	218,309
Difference	$256,038	$212,572

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $106.9 million and $109.4 million as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, bonds carried at $221 thousand and $217 thousand, respectively, were on deposit with the State of New York as required by law.

15. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$82,244	$—	$82,244	$(44,305)	$(25,954)	$(11,812)	$173
OTC cleared	706	—	706	(706)	—	—	—
Exchange-traded	3,577	—	3,577	(182)	—	—	3,395
Total	$86,527	$—	$86,527	$(45,193)	$(25,954)	$(11,812)	$3,568

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$117,297	$—	$117,297	$(37,596)	$(73,188)	$(6,475)	$38
OTC cleared	665	—	665	(665)	—	—	—
Exchange-traded	2,279	—	2,279	(202)	—	—	2,077
Total	$120,241	$—	$120,241	$(38,463)	$(73,188)	$(6,475)	$2,115

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2025
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$52,656	$—	$52,656	$(44,305)	$—	$(8,349)	$2
OTC cleared	1,430	—	1,430	(706)	—	—	724
Exchange-traded	182	—	182	(182)	—	—	—
Total	$54,268	$—	$54,268	$(45,193)	$—	$(8,349)	$726

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$46,836	$—	$46,836	$(37,596)	$—	$(9,240)	$—
OTC cleared	1,304	—	1,304	(665)	—	—	639
Exchange-traded	202	—	202	(202)	—	—	—
Total	$48,342	$—	$48,342	$(38,463)	$—	$(9,240)	$639

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2025			December 31, 2024
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,299,300	$1,720	$1,858	$1,822,300	$1,791	$2,229
Equity contracts	1,372,051	84,757	52,410	1,551,292	117,835	46,113
Foreign exchange contracts	60,361	50	—	88,905	615	—
Total non-designated hedges	3,731,712	86,527	54,268	3,462,497	120,241	48,342
Embedded derivatives
IUL	N/A	—	61,894	N/A	—	59,724
Total embedded derivatives	N/A	—	61,894	N/A	—	59,724
Total derivatives	$3,731,712	$86,527	$116,162	$3,462,497	$120,241	$108,066

N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2025 and 2024, investment securities with a fair value of $98.4 million and $88.8 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $9.0 million and $10.6 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2025 and 2024, investment securities with a fair value of $12.9 million and $7.0 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $12.9 million and $7.0 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2025 and 2024, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2025 and 2024, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2025
Interest rate contracts	$—	$(11,823)
Equity contracts	5,526	(46,663)
Foreign exchange contracts	—	(3,623)
IUL embedded derivatives	(3,935)	—
Total gain (loss)	$1,591	$(62,109)
Year Ended December 31, 2024
Interest rate contracts	$—	$(56,025)
Equity contracts	3,916	(56,970)
Foreign exchange contracts	—	6,163
Credit contracts	—	4,105
IUL embedded derivatives	(8,938)	—
Total gain (loss)	$(5,022)	$(102,727)
Year Ended December 31, 2023
Interest rate contracts	$—	$(23,725)
Equity contracts	4,569	(77,123)
Foreign exchange contracts	—	402
Credit contracts	—	(19)
IUL embedded derivatives	(5,694)	—
Total gain (loss)	$(1,125)	$(100,465)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make for these options as of December 31, 2025:

(in thousands)	Premiums Payable
2026	$23,700
2027	—
2028	—
2029	13,830
2030	21,870
Total	$59,400

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of IUL product obligations is considered an embedded derivative, which is bifurcated from the host contract for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 11, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2025 and 2024, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $8.3 million and $9.1 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2025 and 2024 was $8.3 million and $9.1 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2025 and 2024 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil as of both December 31, 2025 and 2024, respectively.

RiverSource Life Insurance Co. of New York

17. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2025
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$49,848	$(10,468)	$39,380
Reclassification of net (gains) losses on securities included in net income(2)	1,635	(343)	1,292
Impact of benefit reserves and reinsurance recoverables	(1,003)	211	(792)
Net unrealized gains (losses) on securities	50,480	(10,600)	39,880
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,711)	1,619	(6,092)
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	1,421	(299)	1,122
Total other comprehensive income (loss)	$44,190	$(9,280)	$34,910

	Year Ended December 31, 2024
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(31,130)	$6,537	$(24,593)
Reclassification of net (gains) losses on securities included in net income(2)	549	(115)	434
Impact of benefit reserves and reinsurance recoverables	612	(129)	483
Net unrealized gains (losses) on securities	(29,969)	6,293	(23,676)
Effect of changes in discount rate assumptions on certain long-duration contracts	11,697	(2,456)	9,241
Effect of changes in instrument-specific credit risk on MRBs	(2,753)	578	(2,175)
Total other comprehensive income (loss)	$(21,025)	$4,415	$(16,610)

	Year Ended December 31, 2023
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$54,710	$(11,489)	$43,221
Reclassification of net (gains) losses on securities included in net income(2)	224	(47)	177
Impact of benefit reserves and reinsurance recoverables	(2,181)	458	(1,723)
Net unrealized gains (losses) on securities	52,753	(11,078)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,753)	1,628	(6,125)
Effect of changes in instrument-specific credit risk on MRBs	(3,734)	784	(2,950)
Total other comprehensive income (loss)	$41,266	$(8,666)	$32,600

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in thousands)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Total
Balance at January 1, 2023	$(123,429)	$144	$725	$(122,560)
OCI before reclassifications	41,498	(6,125)	(2,950)	32,423
Amounts reclassified from AOCI	177	—	—	177
Total OCI	41,675	(6,125)	(2,950)	32,600
Balance at December 31, 2023	(81,754)	(5,981)	(2,225)	(89,960)
OCI before reclassifications	(24,110)	9,241	(2,175)	(17,044)
Amounts reclassified from AOCI	434	—	—	434
Total OCI	(23,676)	9,241	(2,175)	(16,610)
Balance at December 31, 2024	(105,430)	3,260	(4,400)	(106,570)
OCI before reclassifications	38,588	(6,092)	1,122	33,618
Amounts reclassified from AOCI	1,292	—	—	1,292
Total OCI	39,880	(6,092)	1,122	34,910
Balance at December 31, 2025	$(65,550)	$(2,832)	$(3,278)	$(71,660)

18. INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2025	2024	2023
Current income tax
Federal	$(2,889)	$566	$9,247
State and local	36	117	(173)
Total current income tax	(2,853)	683	9,074
Deferred federal income tax	13,955	14,880	(1,519)
Total income tax provision	$11,102	$15,563	$7,555

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2025		2024		2023
(in thousands, except percentages)	Amount	Percentage	Amount	Percentage	Amount	Percentage
U.S. federal statutory tax rate	$14,106	21.0%	$18,681	21.0%	$11,366	21.0%
State and local income taxes, net of federal income tax effect(1)	28	—	93	0.1	(137)	(0.3)
Tax credits:
Foreign tax credits, net of addback	(1,429)	(2.1)	(1,219)	(1.4)	(1,576)	(2.9)
Nontaxable or nondeductible items:
Dividends received deduction	(1,773)	(2.6)	(1,857)	(2.1)	(1,848)	(3.4)
Other	75	0.1	(6)	—	109	0.2
Changes in unrecognized tax benefits	—	—	—	—	(309)	(0.6)
Other adjustments	95	0.1	(129)	(0.1)	(50)	—
Effective tax rate	$11,102	16.5%	$15,563	17.5%	$7,555	14.0%

(1)	State taxes in Illinois made up the majority (greater than 50 percent) of the tax effect in this category for 2025, 2024 and 2023.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2025 and 2024. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2025	2024
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$34,864	$50,126
Investments including net unrealized on Available-for-Sale securities	15,911	25,863
Other	358	262
Gross deferred income tax assets	51,133	76,251
Deferred income tax liabilities
Deferred acquisition costs	20,036	21,873
Other	1,226	1,272
Gross deferred income tax liabilities	21,262	23,145
Net deferred income tax assets	$29,871	$53,106

Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company’s results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of the deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of both December 31, 2025 and 2024.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2025	2024	2023
Balance at January 1	$—	$—	$320
Additions for tax positions related to the current year	—	—	6
Reductions for tax positions related to the current year	—	—	(6)
Additions for tax positions of prior years	—	—	324
Reductions for tax positions of prior years	—	—	(644)
Balance at December 31	$—	$—	$—

For all open tax years and all major taxing jurisdictions, management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company did not recognize interest and penalties for the years ended December 31, 2025 and 2024, and recognized a net decrease of $90 thousand in interest and penalties for the year ended December 31, 2023. As of both December 31, 2025 and 2024, the Company did not have a payable related to accrued interest and penalties.

The Company files its federal income tax return as part of the consolidated income tax return of Ameriprise Financial in the U.S. federal jurisdiction. The Company files as a separate entity and as part of unitary or combined returns with Ameriprise Financial and other affiliates in various state jurisdictions. The federal statutes of limitations are closed on years through 2018, except for two issues for 2016 which were claimed on an amended return. During the second quarter of 2025, the Internal Revenue Service (“IRS”) finalized the audit of Ameriprise Financial’s U.S. income tax returns for tax years 2019 and 2020, except for one issue for 2020, which remains open. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2021 through 2023. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2018 through 2023.

The legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was enacted on July 4, 2025. The corporate tax law changes resulting from the OBBBA did not have an impact to the Company’s financial statements for the year ended December 31, 2025 and, based on current guidance, the Company does not expect to record any material impacts in the future.

Income taxes paid (received) were as follows:

(in thousands)	2025	2024	2023
Income taxes paid (received), net	$(2,612)	$2,435	$12,777
Federal	(2,729)	2,608	12,854
State and local	117	(173)	(77)
Illinois	*	(132)	*
Other state and local	*	(41)	*

*	The amount of income taxes paid during the year is below the required 5% disaggregation threshold.

RiverSource Life Insurance Co. of New York

19. COMMITMENTS AND CONTINGENCIES

Commitments

As of both December 31, 2025 and 2024, the Company had no funding commitments related to mortgage loans.

Contingencies

The Company and its affiliates are involved, in the normal course of business, in legal proceedings, which include regulatory inquiries, arbitration and litigation (including class actions), concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or has been subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates are cooperating with the applicable regulators. The Company and its affiliates typically have numerous pending matters that include information requests, exams, inquiries or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; recordkeeping requirements; and transaction monitoring systems and controls.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2025 and 2024, the Company had no accrual established for estimated future guaranty fund assessments.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
ANN9124_12_E01_(05/26)
RiverSource Distributors, Inc. (Distributor), Member FINRA.
Issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Affiliated with Ameriprise Financial Services, LLC.
© 2008-2026 RiverSource Life Insurance Company. All rights reserved.